VANGUARD TAX-MANAGED FUNDS(R)

                               SEMIANNUAL REPORT

                                  JUNE 30, 2002



STOCK

VANGUARD TAX-MANAGED BALANCED FUND
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
VANGUARD TAX-MANAGED SMALL-CAP FUND
VANGUARD TAX-MANAGED INTERNATIONAL FUND

                                                                    [SHIP LOGOS]
                                                    [THE VANGUARD GROUP(R) LOGO]

                                                                    [SHIP LOGOS]

WHAT YOU CAN CONTROL
As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.

     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.

     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.

     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.

     Under our unique corporate structure, shareholders like you own the Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.


================================================================================
CONTENTS
Letter from the Chairman                                  1
Fund Profiles                                             6
Glossary of Investment Terms                             12
Performance Summaries                                    14
Financial Statements                                     17
Advantages of Vanguard.com                               38
--------------------------------------------------------------------------------

SUMMARY
* For the half-year ended June 30, returns for Vanguard Tax-Managed Funds ranged from -14.5% for the Tax-Managed Capital Appreciation Fund to 0.1% for the Tax-Managed Small-Cap Fund.
* Investors' enthusiasm was sapped by the slow pace of the economic recovery, a lackluster rebound in corporate profits, continuing accounting scandals, and government warnings about potential terrorist attacks.
*    The funds' returns were  generally in line with those of their  benchmarks.
================================================================================

                                                                         [PHOTO]
                                                                 JOHN J. BRENNAN

LETTER FROM THE CHAIRMAN

FELLOW SHAREHOLDER,
During the six months ended June 30, 2002, stock investors contended with weak corporate earnings and a dispiriting parade of corporate misdeeds. Our funds posted disappointing returns, but in most cases their performances were in line with their benchmarks. VANGUARD(R) TAX-MANAGED CAPITAL APPRECIATION FUND registered the worst decline, -14.5%, while Vanguard(R) TAX-MANAGED SMALL-CAP
FUND  recorded our only gain,  a miniscule  0.1% for its  Investor  Shares.

     The adjacent table provides the total returns for each of our funds' share classes. The table also shows results for the funds' benchmark indexes and for each fund's competitive peer group.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------
TAX-MANAGED BALANCED FUND                -4.9%
Average Balanced Fund*                   -6.8
Balanced Composite Index**               -4.0
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
  Investor Shares                       -13.1%
  Admiral Shares                        -13.1
  Institutional Shares                  -13.1
Average Large-Cap Core Fund*            -13.7
S&P 500 Index                           -13.2
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
  Investor Shares                       -14.5%
  Admiral Shares                        -14.5
  Institutional Shares                  -14.5
Average Multi-Cap Core Fund*            -11.8
Russell 1000 Index                      -12.8
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
  Investor Shares                         0.1%
  Institutional Shares                    0.2
Average Small-Cap Core Fund*             -3.4
S&P SmallCap 600 Index                    0.0
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
  Investor Shares                        -1.2%
  Institutional Shares                   -1.2
Average International Fund*              -1.7
MSCI EAFE Index                          -1.6
================================================================================
*Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

     The per-share components of the funds' total returns appear on page 5.

INVESTORS' ENTHUSIASM-- AND MOST STOCKS--DECLINED
The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, fell -11.8% during the six months ended June 30. A number of forces drained investors' enthusiasm. Among these were the slow pace of the economic recovery, a lackluster rebound in corporate profits, allegations of wrongdoing by corporate executives, and a series of government warnings about potential terrorist attacks. The relentless decline in stock prices was also due in part to the cascade of disclosures about overstated corporate financial results.

     There were few pockets of strong equity performance amid all the gloom. As they did in 2000 and 2001, small-capitalization value stocks, which command modest prices relative to their earnings or book values, bucked the downward trend, recording solid gains during the period. Their growth-oriented counterparts declined, however, bringing the overall return of small-cap stocks, as measured by the Russell 2000 Index, to -4.7%. Mid-cap stocks delivered a similar result, with value topping growth. The large-cap Russell 1000 Index, which accounts for roughly 90% of the market's total capitalization, returned -12.8%. Here, too, value stocks (-4.8%) held up far better than growth stocks (-20.8%).

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2002
--------------------------------------------------------------------------------
                                          SIX          ONE          FIVE
                                       MONTHS         YEAR         YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)         -12.8%       -17.9%          3.9%
Russell 2000 Index (Small-caps)          -4.7         -8.6           4.4
Wilshire 5000 Index (Entire market)     -11.8        -16.6           3.6
MSCI EAFE Index (International)          -1.6         -9.5          -1.5
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index               3.8%         8.6%          7.6%
 (Broad taxable market)
Lehman 10 Year Municipal Bond Index       5.3          7.2           6.4
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                 0.9          2.5           4.7
--------------------------------------------------------------------------------
CPI
Consumer Price Index                      1.8%         1.1%          2.3%
================================================================================
*Annualized.


     The developed international stock markets, as tracked by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, declined -9.3% in local currencies during the half-year. However, a decline in the value of the dollar against all other major currencies reduced the loss for U.S. investors to -1.6%.

THE ECONOMY GREW MODESTLY; INFLATION KEPT A LOW PROFILE
The economy turned in a mixed performance. Real (inflation-adjusted) gross domestic product grew at a brisk annual rate of 5.0% in the first quarter. Economists noted, however, that increased sales of goods and services accounted for only about half of the advance. A slowing in inventory reductions accounted for the other half. In the second quarter, growth slowed to a rate of 1.1%, according to an early estimate.

     The Federal Reserve Board, which lowered its target for short-term interest rates 11 times in 2001 to spur the recovery, kept that target at 1.75% during the first half of 2002. With rates at a 40-year low and little evidence of inflation, the housing market continued to flourish, making it one of the economy's bright spots.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

MOST BONDS PERFORMED SOLIDLY, WITH TREASURIES IN THE LEAD
Bonds generally performed well during the period. The Lehman Brothers Aggregate Bond Index, a broad measure of the taxable investment-grade

     U.S. bond market, returned 3.8%, as modest price increases supplemented interest income.

     Many fixed income investors, however, saw their interest payments drop further. Interest rates on all but the longest-term U.S. Treasury bonds fell, reducing yields but pushing prices higher. The yield of the 3-month Treasury bill slid just 4 basis points to 1.68% as of June 30. But the yields of 3-year and 10-year Treasury notes declined much further (49 basis points and 25 basis points, respectively), to 3.30% and 4.80%. Anxiety over the economy and corporate accounting scandals took a toll on corporate bonds--their total returns lagged those of Treasuries, despite their higher coupons. High-yield ("junk") bonds fared poorly.

THE CAPITAL APPRECIATION FUND FARED WORST, BUT NO FUND FARED WELL
Although there were many disappointments during the past six months, large- cap growth stocks--important players in both VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND and VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND--were the stock market's weakest performers. As you may know, the Tax-Managed Capital Appreciation Fund particularly emphasizes growth stocks (shares with low dividend yields and relatively high prices in relation to earnings or book value). That approach caused it to trail both its average peer and the Russell 1000 Index during the period.

--------------------------------------------------------------------------------
Although there were many disappointments during the past six months, large-cap growth stocks were the stock market's weakest performers.
--------------------------------------------------------------------------------

     The performance of the two funds suffered under the continuing decline of technology stocks, which made up roughly one-sixth of both funds' assets during the half-year. The heavy spending on information technology that was partly responsible for the late-1990s market boom has disappeared, and with it, the tech sector's previously robust earnings growth. Because many of these stocks had been priced for the most optimistic scenarios, their declines have been severe (-32% during the half-year for the tech stocks in the Russell 1000 Index). Holdings in the sector were responsible for nearly half of the declines in both the Tax-Managed Capital Appreciation and Tax-Managed Growth and Income Funds. Both funds were also hurt by their stakes in health care stocks (large-cap holdings in the sector lost nearly one-fifth of their value) and in the utilities sector, which includes such troubled telecommunications stocks as AT&T, Qwest, and WorldCom.

     As noted, VANGUARD TAX-MANAGED SMALL-CAP FUND recorded our only positive result. Although the gain was modest (+0.1% for our Investor Shares), our average competitor did not keep pace (-3.4%). The fund could not avoid getting caught in the downdraft in tech and health care stocks--its index-based approach requires it to hold virtually all of the stocks in the Standard & Poor's SmallCap 600 Index--but it made up for its losses in those sectors by booking decent returns in auto & transportation, consumer discretionary (including retailers, among others), and financial services stocks.

     VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND declined -1.2%, a bit less than its average peer. Japanese equities, which accounted for about one-fifth of assets during the period, provided the only substantive gain for the fund, rising 8% in U.S. dollars. Unfortunately, the fund's larger stake in British stocks (28% of assets, on average) declined -5%, offsetting the gain in Japan. The aggregate value of our holdings in 19 other developed countries slipped about -1%.

     VANGUARD(R) TAX-MANAGED BALANCED FUND fell -4.9%. This result compared favorably with the average return of balanced mutual funds during the period (-6.8%) but unfavorably with the fund's unmanaged Balanced Composite Index (-4.0%). A majority of our shortfall against the latter benchmark stemmed from the fund's equity portfolio. As in the Tax-Managed Capital Appreciation Fund, we emphasize growth stocks--in part because they tend to pay smaller taxable dividends than value stocks. But our composite index reflects the performance of both types of stocks, and value far outperformed growth, as noted earlier. As of June 30, the annualized yield for the Tax-Managed Balanced Fund was 2.3%, unchanged from the beginning of the year.

TO MEET LONG-TERM GOALS, KEEP YOUR FOCUS
The first half of 2002 was a troubling period for all investors, with the most severe bear market in equities since 1973-1974 continuing to erode portfolio values. Of course, investors who held all of their assets in stocks were hit the hardest. Investors who maintained carefully constructed, well-diversified portfolios-- the kind Vanguard has long advocated, with a suitable mix of stocks, bonds, and short-term investments--did not escape unscathed during the six-month period, but they should not have been devastated by it either.

     The challenge we all face as investors is to look ahead, and not backward. If your investment objective is to meet a long-term financial goal, think long-term. Do not alter your investment plan in response to past events that no one can change or because of "expert" prognostications about the short-term direction of the markets.

     We thank you for your confidence in our approach and for entrusting your money to us.


Sincerely,


JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                                                                   July 19, 2002

=================================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE: DECEMBER 31, 2001-JUNE 30, 2002

                                                                          DISTRIBUTIONS PER SHARE
                                   STARTING            ENDING                INCOME       CAPITAL
VANGUARD TAX-MANAGED FUND        SHARE PRICE       SHARE PRICE            DIVIDENDS         GAINS
-------------------------------------------------------------------------------------------------

BALANCED                               $17.18       $16.15                   $0.190        $0.000
-------------------------------------------------------------------------------------------------
GROWTH AND INCOME
 Investor Shares                       $24.93       $21.53                   $0.140        $0.000
 Admiral Shares                         51.24        44.24                    0.301         0.000
 Institutional Shares                   24.93        21.53                    0.149         0.000
-------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION
 Investor Shares                       $25.73       $21.99                   $0.000        $0.000
 Admiral Shares                         51.79        44.27                    0.000         0.000
 Institutional Shares                   25.73        22.00                    0.000         0.000
-------------------------------------------------------------------------------------------------
SMALL-CAP
 Investor Shares                       $14.92       $14.94                   $0.000        $0.000
 Institutional Shares                   14.92        14.95                    0.000         0.000
-------------------------------------------------------------------------------------------------
INTERNATIONAL
 Investor Shares                       $ 7.79       $ 7.70                   $0.000        $0.000
 Institutional Shares                    7.79         7.70                    0.000         0.000
=================================================================================================

FUND PROFILE                                                 AS OF JUNE 30, 2002
 FOR TAX-MANAGED BALANCED FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both an unmanaged index that we consider a "best fit" for the fund's stock or bond holdings and a broad market index. Key terms are defined on pages 12-13.

================================================================================
TOTAL FUND CHARACTERISTICS
  Yield                  2.3%
  Turnover Rate            7%*
  Expense Ratio         0.17%*
  Cash Investment        0.0%
================================================================================

================================================================================
TEN LARGEST STOCKS
 (% OF EQUITIES)
General Electric Co.                    2.9%
(conglomerate)
Microsoft Corp.                         2.7
(software)
ExxonMobil Corp.                        2.6
(oil)
Pfizer, Inc.                            2.4
(pharmaceuticals)
Citigroup, Inc.                         2.2
(banking)
Johnson & Johnson                       1.8
(pharmaceuticals)
American International Group, Inc.      1.8
(insurance)
Wal-Mart Stores, Inc.                   1.7
(retail)
Intel Corp.                             1.3
(computer hardware)
The Coca-Cola Co.                       1.3
(beverage)
--------------------------------------------------------------------------------
Top Ten                                20.7%
--------------------------------------------------------------------------------
Top Ten as % of Total Net Assets        9.7%
================================================================================

================================================================================
VOLATILITY MEASURES
                                BEST                     WILSHIRE
                      FUND       FIT**       FUND            5000
--------------------------------------------------------------------------------
R-Squared             0.90      1.00         0.95            1.00
Beta                  0.54      1.00         0.54            1.00
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                     BEST       WILSHIRE
                                       FUND           FIT**         5000
--------------------------------------------------------------------------------
Auto & Transportation                   2.7%          2.5%           2.5%
Consumer Discretionary                 16.1          13.7           15.4
Consumer Staples                        7.3           8.1            7.6
Financial Services                     19.9          23.3           22.5
Health Care                            15.6          14.2           13.3
Integrated Oils                         4.0           4.8            4.1
Other Energy                            2.8           1.4            2.0
Materials & Processing                  3.1           3.6            4.0
Producer Durables                       4.4           3.7            4.2
Technology                             14.8          12.9           12.9
Utilities                               5.3           7.5            6.8
Other                                   4.0           4.3            4.7
--------------------------------------------------------------------------------

================================================================================
FUND ASSET ALLOCATION
          [PIE CHART]
  BONDS  - 53%
  STOCKS - 47%
--------------------------------------------------------------------------------




 *Annualized.
**Russell 1000 Index.

================================================================================
EQUITY CHARACTERISTICS
                                                    BEST        WILSHIRE
                                         FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                          564       1,000          5,838
Median Market Cap                      $32.2B      $36.2B         $28.2B
Price/Earnings Ratio                    27.7x       25.4x          26.9x
Price/Book Ratio                         3.1x        3.1x           2.9x
Dividend Yield                           1.1%        1.6%           1.5%
Return on Equity                        22.1%       22.4%          21.3%
Earnings Growth Rate                    12.1%        9.8%           9.6%
Foreign Holdings                         0.1%        0.0%           0.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS
  STYLE  -       BLEND
  MARKET CAP  -  LARGE
--------------------------------------------------------------------------------

================================================================================
FIXED INCOME CHARACTERISTICS
                                                    BEST             LEHMAN
                                    FUND             FIT**            INDEX+
--------------------------------------------------------------------------------
Number of Bonds                      160            4,739            43,871
Yield to Maturity                   3.5%               --                --
Average Coupon                      4.8%             5.3%              5.3%
Average Maturity               5.8 years        6.9 years        14.0 years
Average Quality                      AAA              Aa1               Aa1
Average Duration               4.8 years        5.3 years         8.0 years
--------------------------------------------------------------------------------

================================================================================
FIXED INCOME INVESTMENT FOCUS
  AVERAGE MATURITY  -  MEDIUM
  CREDIT QUALITY    -  HIGH
--------------------------------------------------------------------------------

================================================================================
DISTRIBUTION BY CREDIT QUALITY
 (% of bonds)

AAA            72.8%
AA             19.1
A               5.3
BBB             2.4
BB              0.0
B               0.4
Not Rated       0.0
--------------------------------------------------------------------------------
Total         100.0%
--------------------------------------------------------------------------------

================================================================================
LARGEST STATE CONCENTRATIONS
 (% OF BONDS)
--------------------------------------------------------------------------------
Texas              16.4%
New York            9.8
New Jersey          9.1
Massachusetts       6.1
Ohio                5.4
California          4.9
Michigan            4.6
Pennsylvania        4.2
Georgia             4.0
Florida             4.0
--------------------------------------------------------------------------------
Total              68.5%
--------------------------------------------------------------------------------

================================================================================
DISTRIBUTION BY MATURITY
 (% of bonds)

Under 1 Year           12.1%
1-5 Years              26.6
5-10 Years             51.9
10-20 Years             9.4
20-30 Years             0.0
Over 30 Years           0.0
--------------------------------------------------------------------------------
Total                 100.0%
--------------------------------------------------------------------------------



                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

 *Russell 1000 Index.
**Lehman 7 Year Municipal Bond Index.
 +Lehman Municipal Bond Index.

FUND PROFILE                                                 AS OF JUNE 30, 2002
 FOR TAX-MANAGED GROWTH AND INCOME FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  510         500          5,838
Median Market Cap                              $45.2B      $45.2B         $28.2B
Price/Earnings Ratio                            25.6x       25.6x          26.9x
Price/Book Ratio                                 3.2x        3.2x           2.9x
Yield                                                        1.6%           1.5%
 Investor Shares                                 1.4%
 Admiral Shares                                  1.5%
 Institutional Shares                            1.5%
Return on Equity                                22.9%       22.9%          21.3%
Earnings Growth Rate                             9.2%        9.2%           9.6%
Foreign Holdings                                 2.4%        2.4%           0.3%
Turnover Rate                                    4%**          --             --
Expense Ratio                                                  --             --
 Investor Shares                              0.16%**
 Admiral Shares                               0.10%**
 Institutional Shares                         0.08%**
Cash Investments                                 0.0%          --             --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)
Microsoft Corp.                         3.3%
(software)
General Electric Co.                    3.2
(conglomerate)
ExxonMobil Corp.                        3.1
(oil)
Wal-Mart Stores, Inc.                   2.7
(retail)
Pfizer, Inc.                            2.4
(pharmaceuticals)
Citigroup, Inc.                         2.2
(banking)
American International Group, Inc.      2.0
(insurance)
Johnson & Johnson                       1.7
(pharmaceuticals)
The Coca-Cola Co.                       1.5
(beverage)
International Business Machines Corp.   1.4
(computer hardware)
--------------------------------------------------------------------------------
Top Ten                                23.5%
================================================================================

================================================================================
VOLATILITY MEASURES
                              BEST               WILSHIRE
                      FUND    FIT*       FUND        5000
--------------------------------------------------------------------------------
R-Squared             1.00    1.00       0.93        1.00
Beta                  1.00    1.00       0.92        1.00
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
 STYLE      - BLEND
 MARKET CAP - LARGE
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                     BEST        WILSHIRE
                                        FUND          FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                    2.1%        2.1%           2.5%
Consumer Discretionary                  13.7        13.7           15.4
Consumer Staples                         8.9         8.9            7.6
Financial Services                      21.2        21.1           22.5
Health Care                             13.5        13.4           13.3
Integrated Oils                          6.3         6.3            4.1
Other Energy                             1.4         1.4            2.0
Materials & Processing                   3.7         3.7            4.0
Producer Durables                        3.9         3.9            4.2
Technology                              13.4        13.5           12.9
Utilities                                7.2         7.2            6.8
Other                                    4.7         4.8            4.7
================================================================================


*S&P 500 Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
 FOR TAX-MANAGED CAPITAL APPRECIATION FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.

================================================================================
PORTFOLIO CHARACTERISTICS

                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000
--------------------------------------------------------------------------------
Number of Stocks                                  555       1,000          5,838
Median Market Cap                              $31.3B      $36.2B         $28.2B
Price/Earnings Ratio                            27.5x       25.4x          26.9x
Price/Book Ratio                                 3.1x        3.1x           2.9x
Yield                                                        1.6%           1.5%
 Investor Shares                                 0.9%
 Admiral Shares                                  1.0%
 Institutional Shares                            1.0%
Return on Equity                                22.0%       22.4%          21.3%
Earnings Growth Rate                            12.2%        9.8%           9.6%
Foreign Holdings                                 0.1%        0.0%           0.3%
Turnover Rate                                   12%**          --             --
Expense Ratio                                                  --             --
 Investor Shares                              0.16%**
 Admiral Shares                               0.10%**
 Institutional Shares                         0.08%**
Cash Investments                                 0.1%          --             --
================================================================================

================================================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)
General Electric Co.                    3.2%
(conglomerate)
ExxonMobil Corp.                        2.7
(oil)
Microsoft Corp.                         2.7
(software)
Pfizer, Inc.                            2.4
(pharmaceuticals)
Citigroup, Inc.                         2.2
(banking)
American International Group, Inc.      1.8
(insurance)
Johnson & Johnson                       1.8
(pharmaceuticals)
Wal-Mart Stores, Inc.                   1.7
(retail)
Intel Corp.                             1.4
(electronics)
International Business Machines Corp.   1.4
(computer hardware)
--------------------------------------------------------------------------------
Top Ten                                21.3%
================================================================================

================================================================================
VOLATILITY MEASURES
                              BEST                  WILSHIRE
                      FUND    FIT*      FUND            5000
--------------------------------------------------------------------------------
R-Squared             0.96    1.00      0.99            1.00
Beta                  1.16    1.00      1.15            1.00
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
  STYLE -      BLEND
  MARKET CAP - LARGE
--------------------------------------------------------------------------------

================================================================================
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                          BEST       WILSHIRE
                                              FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                          2.7%       2.5%          2.5%
Consumer Discretionary                        16.3       13.7          15.4
Consumer Staples                               6.6        8.1           7.6
Financial Services                            20.2       23.3          22.5
Health Care                                   15.4       14.2          13.3
Integrated Oils                                4.0        4.8           4.1
Other Energy                                   3.0        1.4           2.0
Materials & Processing                         3.1        3.6           4.0
Producer Durables                              4.5        3.7           4.2
Technology                                    14.7       12.9          12.9
Utilities                                      5.4        7.5           6.8
Other                                          4.1        4.3           4.7
================================================================================


                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.

 *Russell 1000 Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
 FOR TAX-MANAGED SMALL-CAP FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                             BEST      WILSHIRE
                                                 FUND        FIT*          5000
--------------------------------------------------------------------------------
Number of Stocks                                  600         600          5,838
Median Market Cap                               $0.8B       $0.8B         $28.2B
Price/Earnings Ratio                            26.2x       26.5x          26.9x
Price/Book Ratio                                 2.2x        2.2x           2.9x
Yield                                                        0.8%           1.5%
 Investor Shares                                 0.7%
 Institutional Shares                            0.8%
Return on Equity                                15.0%       14.9%          21.3%
Earnings Growth Rate                            13.2%       13.3%           9.6%
Foreign Holdings                                 0.0%        0.0%           0.3%
Turnover Rate                                   21%**          --             --
Expense Ratio                                                  --             --
 Investor Shares                              0.16%**
 Institutional Shares                         0.10%**
Cash Investments                                 0.1%          --             --
================================================================================

================================================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
XTO Energy, Inc.                        0.7%
(oil)
Cephalon, Inc.                          0.7
(biotechnology)
NVR, Inc.                               0.6
(real estate)
Alliant Techsystems, Inc.               0.6
(aerospace and defense)
Toll Brothers, Inc.                     0.6
(real estate)
Pier 1 Imports Inc.                     0.5
(retail)
Cullen/Frost Bankers, Inc.              0.5
(banking)
Pogo Producing Co.                      0.5
(oil)
OM Group, Inc.                          0.5
(chemicals)
Coventry Health Care Inc.               0.4
(health products and services)
--------------------------------------------------------------------------------
Top Ten                                 5.6%
================================================================================

================================================================================
VOLATILITY MEASURES
                              BEST                  WILSHIRE
                      FUND    FIT*        FUND          5000
--------------------------------------------------------------------------------
R-Squared             1.00    1.00       0.54          1.00
Beta                  0.99    1.00       0.87          1.00
--------------------------------------------------------------------------------

================================================================================
INVESTMENT FOCUS
  STYLE      - BLEND
  MARKET CAP - SMALL
--------------------------------------------------------------------------------


================================================================================
SECTOR DIVERSIFICATION
 (% OF COMMON STOCKS)
                                                             BEST       WILSHIRE
                                                 FUND        FIT*           5000
--------------------------------------------------------------------------------
Auto & Transportation                             5.5%        5.5%          2.5%
Consumer Discretionary                           23.0        22.8          15.4
Consumer Staples                                  2.9         2.9           7.6
Financial Services                               14.2        14.1          22.5
Health Care                                      11.2        11.2          13.3
Integrated Oils                                   0.0         0.0           4.1
Other Energy                                      5.7         5.7           2.0
Materials & Processing                           11.4        11.4           4.0
Producer Durables                                12.5        12.6           4.2
Technology                                        8.8         9.1          12.9
Utilities                                         4.4         4.5           6.8
Other                                             0.4         0.2           4.7
================================================================================


 *S&P SmallCap 600 Index.
**Annualized.

FUND PROFILE                                                 AS OF JUNE 30, 2002
 FOR TAX-MANAGED INTERNATIONAL FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with an unmanaged market index. Key terms are defined on pages 12-13.

================================================================================
PORTFOLIO CHARACTERISTICS
                                                 MSCI
                                     FUND        EAFE
--------------------------------------------------------------------------------
Number of Stocks                    1,018       1,021
Turnover Rate                         6%*          --
Expense Ratio                          --
 Investor Shares                   0.31%*
 Institutional Shares              0.18%*
Cash Investments                     0.0%          --
--------------------------------------------------------------------------------

================================================================================
TEN LARGEST HOLDINGS
 (% OF TOTAL NET ASSETS)
BP PLC                               2.9%
 (oil)
GlaxoSmithKline PLC                  2.1
 (pharmaceuticals)
Novartis AG (Registered)             1.9
 (pharmaceuticals)
Royal Dutch Petroleum Co.            1.9
 (energy)
HSBC Holdings PLC                    1.7
 (banking)
TotalFinaElf SA                      1.7
 (integrated oil)
Vodafone Group PLC                   1.5
 (cellular communication)
Nestle SA (Registered)               1.5
 (food, beverage, and tobacco)
Royal Bank of Scotland Group PLC     1.2
 (banking)
Shell Transport & Trading Co. PLC    1.2
 (energy)
--------------------------------------------------------------------------------
Top Ten                             17.6%
================================================================================

================================================================================
COUNTRY DIVERSIFICATION
 (% of common stocks)                        MSCI
                                    FUND     EAFE
--------------------------------------------------------------------------------
EUROPE
United Kingdom                      26.5%    26.6%
France                               9.4      9.6
Switzerland                          8.1      8.1
Germany                              7.1      7.1
Netherlands                          6.2      6.0
Italy                                3.6      3.6
Spain                                3.0      3.0
Sweden                               1.8      1.9
Finland                              1.7      1.7
Belgium                              1.0      1.0
Denmark                              0.8      0.8
Ireland                              0.8      0.8
Norway                               0.5      0.5
Greece                               0.4      0.4
Portugal                             0.4      0.3
Austria                              0.1      0.1
--------------------------------------------------------------------------------
Subtotal                            71.4%    71.5%
--------------------------------------------------------------------------------
PACIFIC
Japan                               21.9%    21.8%
Australia                            4.2      4.2
Hong Kong                            1.6      1.6
Singapore                            0.8      0.8
New Zealand                          0.1      0.1
--------------------------------------------------------------------------------
Subtotal                            28.6%    28.5%
--------------------------------------------------------------------------------
Total                              100.0%   100.0%
================================================================================


================================================================================
FUND ALLOCATION BY REGION
              [PIE CHART]
 PACIFIC - 29%
 EUROPE - 71%
--------------------------------------------------------------------------------



                                                               Visit our website
                                                                WWW.VANGUARD.COM
                                                           for regularly updated
                                                               fund information.


*Annualized.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by one percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
================================================================================

PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2002

All of the data on this page and the following pages represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TAX-MANAGED BALANCED FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2002
--------------------------------------------------------------------------------
FISCAL YEAR     TAX-MANAGED BALANCED FUND    BALANCED COMPOSITE INDEX*
--------------------------------------------------------------------------------
   1994                    -1.4                        -1.8
   1995                    24.5                        25.5
   1996                    12.2                        13.2
   1997                    16.6                        19.9
   1998                    16.9                        17.0
   1999                    15.5                        10.2
   2000                    -0.5                         0.6
   2001                    -3.5                        -3.5
   2002**                  -4.9                        -4.0
--------------------------------------------------------------------------------
 *50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2002.
Note: See Financial Highlights table on page 22 for dividend information.


---------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                             ONE    FIVE           SINCE INCEPTION
                        INCEPTION DATE      YEAR   YEARS    CAPITAL    INCOME     TOTAL
---------------------------------------------------------------------------------------
Tax-Managed Balanced Fund     9/6/1994     -6.46%  5.70%      6.30%      2.83%     9.13%
  Fee-Adjusted Returns*                    -7.37   5.70       6.30       2.83      9.13
---------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

TAX-MANAGED GROWTH AND INCOME FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2002
--------------------------------------------------------------------------------
FISCAL YEAR     TAX-MANAGED GROWTH AND INCOME FUND     S&P 500 INDEX
                         INVESTOR SHARES
--------------------------------------------------------------------------------
   1994                    -1.7                            -1.8
   1995                    37.5                            37.6
   1996                    23.0                            23.0
   1997                    33.3                            33.4
   1998                    28.7                            28.6
   1999                    21.1                            21.0
   2000                    -9.0                            -9.1
   2001                   -11.9                           -11.9
   2002*                  -13.1                           -13.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 23-25 for dividend information.


TAX-MANAGED CAPITAL APPRECIATION FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2002
--------------------------------------------------------------------------------
FISCAL YEAR     TAX-MANAGED CAPITAL APPRECIATION FUND      RUSSELL 1000 INDEX
                           INVESTOR SHARES
--------------------------------------------------------------------------------
   1994                    -0.5                                   -1.9
   1995                    34.4                                   37.8
   1996                    20.9                                   22.4
   1997                    27.3                                   32.9
   1998                    28.0                                   27.0
   1999                    33.5                                   20.9
   2000                   -10.1                                   -7.8
   2001                   -15.3                                  -12.5
   2002*                  -14.5                                  -12.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 26-28 for dividend information.

======================================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                        ONE     FIVE            SINCE INCEPTION
                                    INCEPTION DATE     YEAR    YEARS     CAPITAL      INCOME     TOTAL
------------------------------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
 Investor Shares                          9/6/1994   -17.94%    3.71%     10.27%        1.62%    11.89%
   Fee-Adjusted Returns*                             -18.75     3.71      10.27         1.62     11.89
 Admiral Shares                         11/12/2001   -10.62**     --         --           --        --
   Fee-Adjusted Returns*                             -12.39**     --         --           --        --
 Institutional Shares                     3/4/1999   -17.86    -5.39**       --           --        --
   Fee-Adjusted Returns*                             -18.67    -5.67**       --           --        --
------------------------------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
  Investor Shares                         9/6/1994   -20.89%    3.94%     10.55%        0.61%    11.16%
   Fee-Adjusted Returns*                             -21.68     3.94      10.55         0.61     11.16
  Admiral Shares                        11/12/2001   -10.88**      --        --           --        --
   Fee-Adjusted Returns*                             -12.65**      --        --           --        --
  Institutional Shares                   2/24/1999   -20.84    -4.75**       --           --        --
   Fee-Adjusted Returns*                             -21.63    -5.03**       --           --        --
------------------------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.
**Returns are since inception.

TAX-MANAGED SMALL-CAP FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) MARCH 25, 1999-JUNE 30, 2002
--------------------------------------------------------------------------------
FISCAL YEAR         TAX-MANAGED SMALL-CAP FUND      S&P SMALLCAP 600 INDEX
                         INVESTOR SHARES
--------------------------------------------------------------------------------
   1999                    26.3                                 24.9
   2000                    13.4                                 11.8
   2001                     5.4                                  6.5
   2002*                    0.1                                  0.0
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 29 and 30 for dividend information.


TAX-MANAGED INTERNATIONAL FUND
================================================================================
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 17, 1999-JUNE 30, 2002
--------------------------------------------------------------------------------
FISCAL YEAR        TAX-MANAGED INTERNATIONAL FUND          MSCI EAFE INDEX
--------------------------------------------------------------------------------
   1999                    20.0                                 19.3
   2000                   -14.3                                -14.2
   2001                   -21.9                                -21.4
   2002*                   -1.2                                 -1.6
--------------------------------------------------------------------------------
*Six months ended June 30, 2002.
Note: See Financial Highlights tables on pages 31 and 32 for dividend information.

======================================================================================================
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2002

                                                            ONE                  SINCE INCEPTION
                                    INCEPTION DATE         YEAR          CAPITAL      INCOME     TOTAL
------------------------------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
 Investor Shares                         3/25/1999         0.36%           12.98%       0.53%    13.51%
  Fee-Adjusted Returns*                                   -0.63            12.63        0.53     13.16
 Institutional Shares                    4/21/1999         0.38            10.85        0.61     11.46
  Fee-Adjusted Returns*                                   -0.61            10.50        0.62     11.12
------------------------------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
 Investor Shares                         8/17/1999        -9.65%           -8.71%       0.97%    -7.74%
  Fee-Adjusted Returns*                                  -10.54            -9.03        0.98     -8.05
 Institutional Shares                     1/4/2001        -9.55           -16.87        0.97    -15.90
  Fee-Adjusted Returns*                                  -10.44           -17.43        0.97    -16.46
------------------------------------------------------------------------------------------------------

*Reflective of the 2% fee that is assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee that is assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

FINANCIAL STATEMENTS
  JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                       TAX-MANAGED BALANCED FUND
                                                  SIX MONTHS ENDED JUNE 30, 2002
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                                                $ 908
 Interest                                                                 5,138
 Security Lending                                                             9
--------------------------------------------------------------------------------
   Total Income                                                           6,055
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                                               28
  Management and Administrative                                             280
  Marketing and Distribution                                                 29
Custodian Fees                                                                6
Auditing Fees                                                                 6
Shareholders' Reports                                                        13
--------------------------------------------------------------------------------
   Total Expenses                                                           362
   Expenses Paid Indirectly--Note C                                         (13)
--------------------------------------------------------------------------------
   Net Expenses                                                             349
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     5,706
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                   (2,783)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENT SECURITIES                              (24,960)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(22,037)
================================================================================

===============================================================================================================
                                    TAX-MANAGED         TAX-MANAGED
                                     GROWTH AND             CAPITAL           TAX-MANAGED           TAX-MANAGED
                                         INCOME        APPRECIATION             SMALL-CAP         INTERNATIONAL
                                           FUND                FUND                  FUND                  FUND
---------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------
                                          (000)               (000)                 (000)                 (000)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends*                            $ 15,945            $ 10,774               $ 2,430               $ 5,718
 Interest                                     6                  10                     9                     8
 Security Lending                             9                 112                   164                    67
---------------------------------------------------------------------------------------------------------------
Total Income                             15,960              10,896                 2,603                 5,793
---------------------------------------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services               48                  48                    38                    13
  Management and Administrative
    Investor Shares                         980               1,019                   369                   265
    Admiral Shares                          238                 377                    --                    --
    Institutional Shares                     55                  31                    14                     4
   Marketing and Distribution
    Investor Shares                         118                 133                    42                    31
    Admiral Shares                           23                  35                    --                    --
    Institutional Shares                     15                  12                     5                     6
Custodian Fees                               11                  10                    48                   259
Auditing Fees                                 6                   6                     6                     6
Shareholders' Reports
   Investor Shares                           54                  53                    15                     7
   Admiral Shares                             5                   8                    --                    --
   Institutional Shares                       2                   2                     1                    --
Trustees' Fees and Expenses                   1                   1                    --                    --
---------------------------------------------------------------------------------------------------------------
    Total Expenses                        1,556               1,735                   538                   591
    Expenses Paid Indirectly--Note C         --                  --                    (3)                   --
---------------------------------------------------------------------------------------------------------------
    Net Expenses                          1,556               1,735                   535                   591
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                    14,404               9,161                 2,068                 5,202
---------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
   Investment Securities Sold           (79,586)            (38,622)                1,489                (6,444)
   Foreign Currencies                        --                  --                    --                    25
---------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                (79,586)            (38,622)                1,489                (6,419)
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities               (240,852)           (354,920)               (5,855)               (3,612)
   Foreign Currencies                        --                  --                    --                    51
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                      (240,852)           (354,920)               (5,855)               (3,561)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS          $(306,034)          $(384,381)              $(2,298)              $(4,778)
===============================================================================================================

*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $643,000.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

===============================================================================================================
                                                                                           TAX-MANAGED
                                                   TAX-MANAGED                       GROWTH AND INCOME
                                                  BALANCED FUND                                   FUND
---------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS                YEAR            SIX MONTHS                  YEAR
                                          ENDED               ENDED                 ENDED                 ENDED
                                  JUNE 30, 2002       DEC. 31, 2001         JUNE 30, 2002         DEC. 31, 2001
                                          (000)               (000)                 (000)                 (000)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                 $ 5,706            $ 10,728              $ 14,404              $ 26,474
  Realized Net Gain (Loss)               (2,783)            (15,807)              (79,586)              (87,828)
  Change in Unrealized
    Appreciation (Depreciation)         (24,960)             (9,977)             (240,852)             (245,220)
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations          (22,037)            (15,056)             (306,034)             (306,574)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                      (4,892)            (10,772)               (8,609)              (23,098)
    Admiral Shares*                          --                  --                (3,437)               (1,861)
    Institutional Shares*                    --                  --                (1,265)               (2,044)
  Realized Capital Gain
    Investor Shares                          --                  --                    --                    --
    Admiral Shares*                          --                  --                    --                    --
    Institutional Shares*                    --                  --                    --                    --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                  (4,892)            (10,772)              (13,311)              (27,003)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
    Investor Shares                      30,657              45,071               (91,728)             (399,081)
    Admiral Shares*                          --                  --               108,975               504,637
    Institutional Shares*                    --                  --                58,537                82,716
---------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions          30,657              45,071                75,784               188,272
---------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)               3,728              19,243              (243,561)             (145,305)
---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                     418,903             399,660             2,269,526             2,414,831
---------------------------------------------------------------------------------------------------------------
End of Period                          $422,631            $418,903            $2,025,965            $2,269,526
===============================================================================================================

*The Tax-Managed Balanced Fund does not offer Admiral or Institutional Shares.

==================================================================================================================
                                       TAX-MANAGED
                              CAPITAL APPRECIATION                                 TAX-MANAGED
                                              FUND                              SMALL-CAP FUND
------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS              YEAR                SIX MONTHS                YEAR
                                             ENDED             ENDED                     ENDED               ENDED
                                     JUNE 30, 2002     DEC. 31, 2001             JUNE 30, 2002       DEC. 31, 2001
                                             (000)             (000)                     (000)               (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                    $ 9,161          $ 16,424                   $ 2,068             $ 3,213
  Realized Net Gain (Loss)                 (38,622)         (230,105)                    1,489              (1,071)
  Change in Unrealized Appreciation
    (Depreciation)                        (354,920)         (255,217)                   (5,855)             31,324
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations            (384,381)         (468,898)                   (2,298)             33,466
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
    Investor Shares                             --           (11,103)                       --              (3,195)
    Admiral Shares*                             --            (5,086)                       --                  --
    Institutional Shares                        --              (912)                       --                (347)
 Realized Capital Gain
    Investor Shares                             --                --                        --                  --
    Admiral Shares*                             --                --                        --                  --
    Institutional Shares                        --                --                        --                  --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                         --           (17,101)                       --              (3,542)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
    Investor Shares                        (82,340)         (512,274)                   87,088             173,050
    Admiral Shares*                        153,912           771,052                        --                  --
   Institutional Shares                      4,470           (48,591)                   (4,812)              5,310
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions             76,042           210,187                    82,276             178,360
------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)             (308,339)         (275,812)                   79,978             208,284
------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                      2,577,780         2,853,592                   621,712             413,428
------------------------------------------------------------------------------------------------------------------
End of Period                           $2,269,441        $2,577,780                  $701,690            $621,712
==================================================================================================================

*The Tax-Managed Small-Cap Fund does not offer Admiral Shares.

                                                  TAX-MANAGED INTERNATIONAL FUND
================================================================================
                                         SIX MONTHS                         YEAR
                                             ENDED                         ENDED
                                     JUNE 30, 2002                 DEC. 31, 2001
                                             (000)                         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                     $ 5,202                      $ 5,225
 Realized Net Gain (Loss)                   (6,419)                     (31,218)
 Change in Unrealized Appreciation
  (Depreciation)                            (3,561)                     (58,216)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations               (4,778)                     (84,209)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                               --                       (5,185)
  Institutional Shares                          --                         (932)
Realized Capital Gain
  Investor Shares                               --                            --
  Institutional Shares                          --                            --
--------------------------------------------------------------------------------
Total Distributions                             --                       (6,117)
--------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                            47,663                      161,774
 Institutional Shares                          --                       70,199
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions               47,663                      231,973
--------------------------------------------------------------------------------
Total Increase (Decrease)                   42,885                      141,647
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                        382,440                      240,793
--------------------------------------------------------------------------------
End of Period                             $425,325                     $382,440
================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

TAX-MANAGED BALANCED FUND
================================================================================================================
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                             JUNE 30, 2002        2001     2000     1999      1998    1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $17.18      $18.30   $18.87   $16.74    $14.67  $12.92
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .22         .46      .48      .43       .39     .37
 Net Realized and Unrealized Gain (Loss)
   on Investments                                          (1.06)      (1.12)    (.56)    2.13      2.07    1.75
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         (.84)       (.66)    (.08)    2.56      2.46    2.12
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income*                      (.19)       (.46)    (.49)    (.43)     (.39)   (.37)
 Distributions from Realized Capital Gains                    --          --       --       --        --      --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                      (.19)       (.46)    (.49)    (.43)     (.39)   (.37)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $16.15      $17.18   $18.30   $18.87    $16.74  $14.67
================================================================================================================
TOTAL RETURN**                                            -4.92%      -3.54%   -0.50%   15.49%    16.93%  16.55%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $423        $419     $400     $330      $207    $120
 Ratio of Total Expenses to
  Average Net Assets                                      0.17%+       0.19%    0.20%    0.20%     0.19%   0.17%
 Ratio of Net Investment Income to
  Average Net Assets                                      2.67%+       2.64%    2.61%    2.52%     2.63%   2.77%
 Portfolio Turnover Rate                                     7%+         21%      15%      13%        7%      7%
----------------------------------------------------------------------------------------------------------------

*Nontaxable dividends represent 85%, 87%, 92%, 90%, 86%, and 87% of dividends from net investment income.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
================================================================================================================
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                             JUNE 30, 2002        2001     2000     1999      1998    1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $24.93      $28.66   $31.81   $26.55    $20.88  $15.89
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .15        .294     .295     .307       .29     .29
 Net Realized and Unrealized Gain (Loss)
  on Investments                                           (3.41)     (3.725)  (3.148)   5.267      5.67    4.98
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        (3.26)     (3.431)  (2.853)   5.574      5.96    5.27
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.14)      (.299)   (.297)   (.314)     (.29)   (.28)
 Distributions from Realized Capital Gains                    --          --       --       --        --      --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                      (.14)      (.299)   (.297)   (.314)     (.29)   (.28)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $21.53      $24.93   $28.66   $31.81    $26.55  $20.88
================================================================================================================
TOTAL RETURN*                                            -13.11%     -11.93%   -9.03%   21.12%    28.67%  33.31%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,304      $1,606   $2,320   $2,240    $1,352    $579
 Ratio of Total Expenses to
   Average Net Assets                                    0.16%**       0.18%    0.19%    0.19%     0.19%   0.17%
 Ratio of Net Investment Income to
   Average Net Assets                                    1.28%**       1.13%    0.96%    1.11%     1.32%   1.62%
 Portfolio Turnover Rate                                    4%**          5%       5%       4%        4%      2%
================================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
**Annualized.

TAX-MANAGED GROWTH AND INCOME FUND ADMIRAL SHARES
================================================================================
                                                      SIX MONTHS     NOV. 12* TO
                                                           ENDED        DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     JUNE 30, 2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $51.24         $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .326           .087
 Net Realized and Unrealized Gain
  (Loss) on Investments                                   (7.025)         1.348
--------------------------------------------------------------------------------
   Total from Investment Operations                       (6.699)         1.435
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.301)         (.195)
 Distributions from Realized Capital Gains                    --             --
--------------------------------------------------------------------------------
   Total Distributions                                     (.301)         (.195)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $44.24         $51.24
================================================================================
TOTAL RETURN**                                           -13.11%          2.87%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $533           $505
 Ratio of Total Expenses to Average Net Assets            0.10%+         0.14%+
 Ratio of Net Investment Income to Average Net Assets     1.35%+         1.26%+
 Portfolio Turnover Rate                                     4%+             5%
================================================================================
 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year.
+Annualized.

================================================================================================================
TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS          YEAR ENDED      MAR. 4* TO
                                                                       ENDED        DECEMBER 31,        DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 2002       2001      2000           1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $24.93     $28.66    $31.81         $26.99
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  .162       .319      .319           .274
 Net Realized and Unrealized Gain
  (Loss) on Investments                                               (3.413)    (3.725)   (3.148)         4.882
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                   (3.251)    (3.406)   (2.829)         5.156
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (.149)     (.324)    (.321)         (.336)
 Distributions from Realized Capital Gains                                --         --        --             --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 (.149)     (.324)    (.321)         (.336)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $21.53     $24.93    $28.66         $31.81
================================================================================================================
TOTAL RETURN**                                                       -13.08%    -11.84%    -8.96%         19.23%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $188       $158       $95           $108
 Ratio of Total Expenses to Average Net Assets                        0.08%+      0.08%     0.11%         0.10%+
 Ratio of Net Investment Income to Average Net Assets                 1.37%+      1.25%     1.04%         1.18%+
 Portfolio Turnover Rate                                                 4%+         5%        5%             4%
================================================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
================================================================================================================
FOR A SHARE OUTSTANDING                         SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
THROUGHOUT EACH PERIOD                             JUNE 30, 2002        2001     2000     1999      1998    1997
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $25.73      $30.59   $34.17   $25.69    $20.18  $15.95
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .09        .164     .117     .117       .13     .11
 Net Realized and Unrealized Gain (Loss)
   on Investments                                          (3.83)     (4.854)  (3.578)   8.487      5.51    4.24
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        (3.74)     (4.690)  (3.461)   8.604      5.64    4.35
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         --       (.170)   (.119)   (.124)     (.13)   (.12)
 Distributions from Realized Capital Gains                    --          --       --       --        --      --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                        --       (.170)   (.119)   (.124)     (.13)   (.12)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $21.99      $25.73   $30.59   $34.17    $25.69  $20.18
================================================================================================================
TOTAL RETURN*                                            -14.54%     -15.34%  -10.13%   33.50%    27.95%  27.29%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $1,361      $1,678   $2,643   $2,378    $1,479    $893
 Ratio of Total Expenses to
   Average Net Assets                                    0.16%**       0.18%    0.19%    0.19%     0.19%   0.17%
 Ratio of Net Investment Income to
   Average Net Assets                                    0.71%**       0.60%    0.36%    0.47%     0.62%   0.70%
 Portfolio Turnover Rate                                   12%**         13%      17%      12%        5%      4%
================================================================================================================

*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
**Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND ADMIRAL SHARES
================================================================================
                                                      SIX MONTHS    NOV. 12* TO
                                                           ENDED       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     JUNE 30, 2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $51.79         $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .19           .064
 Net Realized and Unrealized Gain (Loss) on Investments    (7.71)         2.072
--------------------------------------------------------------------------------
   Total from Investment Operations                        (7.52)         2.136
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         --          (.346)
 Distributions from Realized Capital Gains                    --             --
--------------------------------------------------------------------------------
   Total Distributions                                        --          (.346)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $44.27         $51.79
================================================================================
TOTAL RETURN**                                           -14.52%          4.26%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $800           $778
 Ratio of Total Expenses to Average Net Assets            0.10%+         0.14%+
 Ratio of Net Investment Income to Average Net Assets     0.77%+         0.79%+
 Portfolio Turnover Rate                                    12%+            13%
================================================================================
 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year.
 +Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
================================================================================================================
                                                                  SIX MONTHS           YEAR ENDED    FEB. 24* TO
                                                                       ENDED         DECEMBER 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 2002       2001      2000           1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $25.73     $30.59    $34.18         $26.32
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .10       .188      .136           .129
 Net Realized and Unrealized Gain (Loss) on Investments                (3.83)    (4.854)   (3.578)         7.877
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                    (3.73)    (4.666)   (3.442)         8.006
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     --      (.194)    (.148)         (.146)
 Distributions from Realized Capital Gains                                --         --        --             --
----------------------------------------------------------------------------------------------------------------
Total Distributions                                                       --      (.194)    (.148)         (.146)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $22.00     $25.73    $30.59         $34.18
================================================================================================================
TOTAL RETURN**                                                       -14.50%    -15.26%   -10.07%         30.43%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $108       $121      $210           $165
 Ratio of Total Expenses to Average Net Assets                        0.08%+      0.08%     0.10%         0.10%+
 Ratio of Net Investment Income to Average Net Assets                 0.79%+      0.69%     0.46%         0.56%+
 Portfolio Turnover Rate                                                12%+        13%       17%            12%
================================================================================================================

 *Inception.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
================================================================================================================
                                                                  SIX MONTHS           YEAR ENDED    FEB. 25* TO
                                                                       ENDED         DECEMBER 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 2002       2001      2000           1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $14.92     $14.23    $12.61         $10.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .04       .079      .074           .049
 Net Realized and Unrealized Gain (Loss) on Investments                 (.02)      .696     1.620          2.615
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                      .02       .775     1.694          2.664
----------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                                     --      (.085)    (.074)         (.054)
 Distributions from Realized Capital Gains                                --         --        --             --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                    --      (.085)    (.074)         (.054)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $14.94     $14.92    $14.23         $12.61
================================================================================================================
TOTAL RETURN**                                                         0.13%      5.44%    13.44%         26.28%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $653       $568      $368           $194
 Ratio of Total Expenses to Average Net Assets                        0.16%+      0.20%     0.20%         0.19%+
 Ratio of Net Investment Income to Average Net Assets                 0.60%+      0.63%     0.64%         0.70%+
 Portfolio Turnover Rate                                                21%+        25%       64%            27%
================================================================================================================

*Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
================================================================================================================
                                                                  SIX MONTHS           YEAR ENDED    APR. 21* TO
                                                                       ENDED         DECEMBER 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 2002       2001      2000           1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $14.92     $14.23    $12.61         $10.76
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .05       .092      .085           .044
 Net Realized and Unrealized Gain (Loss) on Investments                 (.02)      .696     1.620          1.866
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                      .03       .788     1.705          1.910
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     --      (.098)    (.085)         (.060)
 Distributions from Realized Capital Gains                                --         --        --             --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                    --      (.098)    (.085)         (.060)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $14.95     $14.92    $14.23         $12.61
================================================================================================================
TOTAL RETURN**                                                         0.20%      5.53%    13.53%         17.77%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                    $49        $53       $46            $19
 Ratio of Total Expenses to Average Net Assets                        0.10%+      0.10%     0.10%         0.10%+
 Ratio of Net Investment Income to Average Net Assets                 0.66%+      0.73%     0.76%         0.74%+
 Portfolio Turnover Rate                                                21%+        25%       64%            27%
================================================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
================================================================================================================
                                                                  SIX MONTHS           YEAR ENDED    AUG. 17* TO
                                                                       ENDED         DECEMBER 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 JUNE 30, 2002       2001      2000           1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $7.79     $10.14    $11.96         $10.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                   .10       .111       .11            .03
 Net Realized and Unrealized Gain (Loss) on Investments                 (.19)    (2.336)    (1.82)          1.97
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                                     (.09)    (2.225)    (1.71)          2.00
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     --      (.125)     (.11)          (.04)
 Distributions from Realized Capital Gains                                --         --        --             --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                                    --      (.125)     (.11)          (.04)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $7.70     $ 7.79    $10.14         $11.96
================================================================================================================
TOTAL RETURN**                                                        -1.16%    -21.94%   -14.29%         20.01%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $371       $327      $241           $135
 Ratio of Total Expenses to Average Net Assets                        0.31%+      0.35%     0.35%         0.35%+
 Ratio of Net Investment Income to Average Net Assets                 2.55%+      1.49%     1.24%         0.96%+
 Portfolio Turnover Rate                                                 6%+        20%        5%             7%
================================================================================================================

 *Inception.
**Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED INTERNATIONAL FUND INSTITUTIONAL SHARES
================================================================================
                                                      SIX MONTHS      JAN. 4* TO
                                                           ENDED        DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     JUNE 30, 2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $7.79         $10.13
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .10           .123
 Net Realized and Unrealized Gain (Loss) on Investments     (.19)        (2.329)
--------------------------------------------------------------------------------
   Total from Investment Operations                         (.09)        (2.206)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                         --          (.134)
 Distributions from Realized Capital Gains                    --              --
--------------------------------------------------------------------------------
   Total Distributions                                        --          (.134)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $7.70         $ 7.79
================================================================================
TOTAL RETURN**                                            -1.16%         -21.77%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                        $55            $55
 Ratio of Total Expenses to Average Net Assets            0.18%+          0.22%+
 Ratio of Net Investment Income to Average Net Assets     2.63%+          1.68%+
 Portfolio Turnover Rate                                     6%+             20%
================================================================================
 *Inception.
**Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
 +Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

     The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At June 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:


================================================================================
                     CAPITAL CONTRIBUTED        PERCENTAGE         PERCENTAGE OF
                             TO VANGUARD           OF FUND            VANGUARD'S
TAX-MANAGED FUND                   (000)        NET ASSETS        CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                            $ 79              0.02%                0.08%
Growth and Income                    394              0.02                 0.39
Capital Appreciation                 446              0.02                 0.45
Small-Cap                            131              0.02                 0.13
International                         80              0.02                 0.08
================================================================================
     The funds' trustees and officers are also directors and officers of Vanguard.

C. The Tax-Managed Balanced Fund's investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates are used solely to reduce the fund's management and administrative expenses. The funds' custodian banks have also agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2002, these arrangements reduced expenses by:

================================================================================
                                 EXPENSE REDUCTION                 TOTAL EXPENSE
                                     (000)                        REDUCTION AS A
                          MANAGEMENT AND      CUSTODIAN            PERCENTAGE OF
TAX-MANAGED FUND          ADMINISTRATIVE           FEES       AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Balanced                             $12             $1                   0.01%*
Growth and Income                     --             --                       --
Capital Appreciation                  --             --                       --
Small-Cap                             --              3                       --
International                         --             --                       --
--------------------------------------------------------------------------------
*Annualized.

D. During the six months ended June 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                          (000)
--------------------------------------------------------------------------------
TAX-MANAGED FUND               PURCHASES          SALES
--------------------------------------------------------------------------------
Balanced                        $ 65,453       $ 14,825
Growth and Income                116,513         39,095
Capital Appreciation             231,251        148,471
Small-Cap                        154,583         71,939
International                     65,561         11,920
--------------------------------------------------------------------------------

     During the six months ended June 30, 2002, the Tax-Managed International Fund realized net foreign currency gains of $25,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

     At December 31, 2001, the funds had available the following realized losses to offset future net capital gains:

--------------------------------------------------------------------------------
                                                               EXPIRATION FISCAL
                                            AMOUNT                YEAR(S) ENDING
TAX-MANAGED FUND                            (000)                   DECEMBER 31,
--------------------------------------------------------------------------------
Balanced                                  $ 17,339                 2005-2010
Growth and Income                          146,140                 2004-2010
Capital Appreciation                       337,037                 2004-2009
Small-Cap                                    8,837                 2007-2009
International                               35,047                 2007-2010
--------------------------------------------------------------------------------

E. At June 30, 2002, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                  (000)
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                             APPRECIATED        DEPRECIATED         APPRECIATION
TAX-MANAGED FUND              SECURITIES         SECURITIES       (DEPRECIATION)
--------------------------------------------------------------------------------
Balanced                        $ 47,944          $ (17,872)           $ 30,072
Growth and Income                337,995           (295,128)             42,867
Capital Appreciation             542,061           (243,269)            298,792
Small-Cap                        139,825            (37,544)            102,281
International                     21,889            (91,821)            (69,932)
--------------------------------------------------------------------------------

     The Tax-Managed International Fund had net unrealized foreign currency gains of $58,000 resulting from the translation of other assets and liabilities at June 30, 2002.

F. The market value of securities on loan to broker/dealers at June 30, 2002, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                         (000)
--------------------------------------------------------------------------------
                            MARKET VALUE               CASH
                               OF LOANED         COLLATERAL
TAX-MANAGED FUND              SECURITIES           RECEIVED
--------------------------------------------------------------------------------
Balanced                           $ 460              $ 915
Growth and Income                    145                145
Capital Appreciation               8,786             11,658
Small-Cap                         10,203             10,832
International                     12,939             13,337
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

================================================================================
                                           SIX MONTHS ENDED           YEAR ENDED
                                              JUNE 30, 2002    DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                          AMOUNT     SHARES    AMOUNT     SHARES
TAX-MANAGED FUND                           (000)      (000)     (000)      (000)
--------------------------------------------------------------------------------
BALANCED
 Issued                                 $ 42,682      2,500  $ 68,161     3,864
 Issued in Lieu of Cash Distributions      4,238        255     9,344       553
 Redeemed*                               (16,263)      (967)  (32,434)   (1,880)
--------------------------------------------------------------------------------
   Net Increase (Decrease)                30,657      1,788    45,071      2,537
--------------------------------------------------------------------------------
GROWTH AND INCOME
 Investor Shares
  Issued                                $ 88,693      3,687 $ 324,673    12,441
  Issued in Lieu of Cash Distributions     7,343        318    19,501       812
  Redeemed**                            (187,764)    (7,843) (743,255)  (29,770)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares                     (91,728)    (3,838) (399,081)  (16,517)
--------------------------------------------------------------------------------
 Admiral Shares
  Issued                                 128,386      2,584   505,285     9,871
  Issued in Lieu of Cash Distributions     2,572         54     1,422        28
  Redeemed**                             (21,983)      (440)   (2,070)      (41)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Admiral Shares                      108,975      2,198   504,637     9,858
--------------------------------------------------------------------------------
 Institutional Shares
  Issued                                  58,034      2,395   119,708     4,676
  Issued in Lieu of Cash Distributions       963         42     1,152        48
  Redeemed**                                (460)       (20)  (38,144)   (1,695)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares                 58,537      2,417    82,716     3,029
--------------------------------------------------------------------------------
*Net of redemption fees for 2002 and 2001 of $139,000 and $219,000, respectively (fund totals).
**Net of redemption fees for 2002 and 2001 of $606,000 and $1,354,000, respectively (fund totals).

================================================================================
                                           SIX MONTHS ENDED           YEAR ENDED
                                              JUNE 30, 2002    DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                          AMOUNT     SHARES    AMOUNT     SHARES
TAX-MANAGED FUND                           (000)      (000)     (000)      (000)
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
 Investor Shares
  Issued                                $ 93,345      3,774 $ 464,981    17,203
  Issued in Lieu of Cash Distributions        --         --     9,757       375
  Redeemed*                             (175,685)    (7,072) (987,012)  (38,772)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares                     (82,340)    (3,298) (512,274)  (21,194)
--------------------------------------------------------------------------------
 Admiral Shares
  Issued                                 177,213      3,518   783,881    15,280
  Issued in Lieu of Cash Distributions        --         --     3,869        74
  Redeemed*                              (23,301)      (476)  (16,698)     (324)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Admiral Shares                      153,912      3,042   771,052    15,030
--------------------------------------------------------------------------------
 Institutional Shares
  Issued                                   4,903        204    41,064     1,551
  Issued in Lieu of Cash Distributions        --         --       526        20
  Redeemed*                                 (433)       (18)  (90,181)   (3,730)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares                  4,470        186   (48,591)   (2,159)
--------------------------------------------------------------------------------
SMALL-CAP
 Investor Shares
  Issued                                $ 96,503      6,225 $ 187,985    13,417
  Issued in Lieu of Cash Distributions        --         --     2,652       176
  Redeemed**                              (9,415)      (618)  (17,587)   (1,318)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares                      87,088      5,607   173,050    12,275
--------------------------------------------------------------------------------
 Institutional Shares
  Issued                                     149          9    10,070       685
  Issued in Lieu of Cash Distributions        --         --       281        19
  Redeemed**                              (4,961)      (324)   (5,041)     (359)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares                 (4,812)      (315)    5,310       345
--------------------------------------------------------------------------------
INTERNATIONAL
 Investor Shares
  Issued                                $ 61,482      7,974 $ 193,025    22,255
  Issued in Lieu of Cash Distributions        --         --     3,770       486
  Redeemed+                              (13,819)    (1,835)  (35,021)   (4,449)
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares                      47,663      6,139   161,774    18,292
--------------------------------------------------------------------------------
 Institutional Shares
  Issued                                      --         --    69,267     6,955
  Issued in Lieu of Cash Distributions        --         --       932       120
  Redeemed+                                   --         --        --        --
--------------------------------------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares                     --         --    70,199     7,075
--------------------------------------------------------------------------------
*Net of redemption fees for 2002 and 2001 of $496,000 and $1,306,000, respectively (fund totals).
**Net of redemption fees for 2002 and 2001 of $109,000 and $166,000, respectively (fund totals).
+Net of redemption fees for 2002 and 2001 of $99,000 and $187,000, respectively (fund totals).

ADVANTAGES OF VANGUARD.COM(R)
Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.

     Consider the benefits of using Vanguard.com. On our website, you can:
* Choose to stop receiving fund reports and prospectuses via U.S. mail, and view them online instead.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.

     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web Profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.

     If you invest directly with us, you can also elect to receive all of your account statements online or to have us mail out only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you. All Vanguard shareholders can choose to receive our electronic newsletters: ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, an update on Vanguard investments, services, and online resources, delivered every month and whenever there's breaking news.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
(California, Florida, Massachusetts, New Jersey, New York, Ohio, Pennsylvania) Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
(California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, Standard & Poor's SmallCap 600, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

[BLANK PAGE]

THE PEOPLE WHO GOVERN YOUR FUND
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.
================================================================================
TRUSTEES (YEAR ELECTED)
JOHN J. BRENNAN (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business-strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; and Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), The Mead Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
================================================================================
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
    JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                                     [SHIP LOGO]
                                                           THE VANUGARD GROUP(R)
                                                            POST OFFICE BOX 2600
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trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and
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FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by
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                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q872 082002

VANGUARD TAX-MANAGED FUNDS(R)

STATEMENT OF NET ASSETS
JUNE 30, 2002 (UNAUDITED)
The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


================================================================================
CONTENTS
Tax-Managed Balanced Fund                       1
Tax-Managed Growth and Income Fund             12
Tax-Managed Capital Appreciation Fund          18
Tax-Managed Small-Cap Fund                     25
Tax-Managed International Fund                 32
================================================================================


================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED BALANCED FUND                                    SHARES        (000)
================================================================================
COMMON STOCKS (47.0%)
--------------------------------------------------------------------------------
  General Electric Co.                                      199,009   $    5,781
* Microsoft Corp.                                            97,500        5,333
  ExxonMobil Corp.                                          127,344        5,211
  Pfizer, Inc.                                              136,825        4,789
  Citigroup, Inc.                                           113,715        4,406
  Johnson & Johnson                                          66,832        3,493
  American International Group, Inc.                         51,006        3,480
  Wal-Mart Stores, Inc.                                      60,100        3,306
  Intel Corp.                                               143,100        2,614
  The Coca-Cola Co.                                          45,400        2,542
  International Business
   Machines Corp.                                            32,800        2,362
  Procter & Gamble Co.                                       25,800        2,304
* Cisco Systems, Inc.                                       164,500        2,295
  Merck & Co., Inc.                                          40,000        2,026
  PepsiCo, Inc.                                              40,100        1,933

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
  Home Depot, Inc.                                           52,500        1,928
  Bank of America Corp.                                      27,205        1,914
  Verizon Communications                                     44,600        1,791
  SBC Communications Inc.                                    54,744        1,670
  Wyeth                                                      29,400        1,505
  Philip Morris Cos., Inc.                                   33,800        1,476
  Fannie Mae                                                 20,000        1,475
* Viacom Inc. Class B                                        33,171        1,472
  Wells Fargo & Co.                                          28,900        1,447
  ChevronTexaco Corp.                                        16,219        1,435
* Dell Computer Corp.                                        52,800        1,380
* AOL Time Warner Inc.                                       85,910        1,264
  Pharmacia Corp.                                            30,375        1,138
  Eli Lilly & Co.                                            20,100        1,134
  Abbott Laboratories                                        30,000        1,129
  American Express Co.                                       30,500        1,108
  J.P. Morgan Chase & Co.                                    31,600        1,072

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED BALANCED FUND                                    SHARES        (000)
================================================================================
  Anheuser-Busch Cos., Inc.                                  20,700   $    1,035
  Freddie Mac                                                16,500        1,010
* Amgen, Inc.                                                23,800          997
* Oracle Corp.                                              101,100          957
  AT&T Corp.                                                 86,659          927
  Walgreen Co.                                               23,600          912
  BellSouth Corp.                                            28,300          891
  3M Co.                                                      7,200          886
  Medtronic, Inc.                                            20,300          870
  Lowe's Cos., Inc.                                          19,000          863
  McDonald's Corp.                                           30,000          853
  Fifth Third Bancorp                                        12,500          833
  Washington Mutual, Inc.                                    21,871          812
  Bristol-Myers Squibb Co.                                   30,300          779
  Merrill Lynch & Co., Inc.                                  19,200          778
  The Boeing Co.                                             17,140          771
* Applied Materials, Inc.                                    40,500          770
  Wachovia Corp.                                             19,900          760
  The Walt Disney Co.                                        38,600          730
  UnitedHealth Group Inc.                                     7,900          723
  Morgan Stanley                                             16,760          722
* Liberty Media Corp.                                        66,994          670
  Cardinal Health, Inc.                                      10,890          669
  Lockheed Martin Corp.                                       9,600          667
  Gillette Co.                                               19,500          660
  United Technologies Corp.                                   9,700          659
  HCA Inc.                                                   13,302          632
  Bank One Corp.                                             16,364          630
* Tenet Healthcare Corp.                                      8,727          624
  Alcoa Inc.                                                 18,688          620
  Texas Instruments, Inc.                                    26,000          616
  MBNA Corp.                                                 18,600          615
  U.S. Bancorp                                               26,200          612
  First Data Corp.                                           15,968          594
  Baxter International, Inc.                                 13,200          587
* Comcast Corp.-Special Class A                              24,500          584
  Kimberly-Clark Corp.                                        9,172          569
* Kohl's Corp.                                                8,000          561
* QUALCOMM Inc.                                              20,300          558
  General Dynamics Corp.                                      5,200          553
  United Parcel Service, Inc.                                 8,800          543
  Schering-Plough Corp.                                      20,300          499
  Sysco Corp.                                                18,000          490
* Costco Wholesale Corp.                                     12,500          483
  E.I. du Pont de Nemours & Co.                              10,800          480
  AFLAC Inc.                                                 14,900          477
  Target Corp.                                               12,500          476
* EMC Corp.                                                  62,200          470
  The Goldman Sachs Group, Inc.                               6,400          469
* Cendant Corp.                                              29,195          464
  FedEx Corp.                                                 8,600          459
  Harley-Davidson, Inc.                                       8,900          456

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                            SHARES         (000)
================================================================================
* Sun Microsystems, Inc.                                     90,600   $      454
  Waste Management, Inc.                                     17,401          453
  Conoco Inc.                                                16,200          450
* Concord EFS, Inc.                                          14,750          445
  Motorola, Inc.                                             30,806          444
* The Kroger Co.                                             22,100          440
  Lehman Brothers Holdings, Inc.                              7,000          438
  Illinois Tool Works, Inc.                                   6,400          437
* Clear Channel Communications, Inc.                         13,630          436
  Duke Energy Corp.                                          14,000          435
  Phillips Petroleum Co.                                      7,300          430
  SLM Corp.                                                   4,400          426
  State Street Corp.                                          9,400          420
  FleetBoston Financial Corp.                                12,600          408
  Northrop Grumman Corp.                                      3,159          395
  Automatic Data Processing, Inc.                             9,000          392
  Capital One Financial Corp.                                 6,400          391
* Safeway, Inc.                                              13,334          389
* Bed Bath & Beyond, Inc.                                    10,200          385
  Progressive Corp. of Ohio                                   6,600          382
  The Hartford Financial Services
   Group Inc.                                                 6,300          375
* AT&T Wireless Services Inc.                                63,769          373
  Southwest Airlines Co.                                     23,018          372
* Forest Laboratories, Inc.                                   5,200          368
  Anadarko Petroleum Corp.                                    7,396          365
  Charles Schwab Corp.                                       32,450          363
* Maxim Integrated Products, Inc.                             9,400          360
  Hewlett-Packard Co.                                        23,312          356
* Starbucks Corp.                                            14,200          353
* Agilent Technologies, Inc.                                 14,663          347
  Union Pacific Corp.                                         5,459          345
* Boston Scientific Corp.                                    11,700          343
* Micron Technology, Inc.                                    16,900          342
  Baker Hughes, Inc.                                         10,240          341
* Electronic Arts Inc.                                        5,100          337
* WellPoint Health Networks Inc.
   Class A                                                    4,300          335
  John Hancock Financial
   Services, Inc.                                             9,400          331
* Analog Devices, Inc.                                       11,134          331
* Staples, Inc.                                              16,637          328
* Intuit, Inc.                                                6,500          323
* Yum! Brands, Inc.                                          11,000          322
* eBay Inc.                                                   5,200          320
  Golden West Financial Corp.                                 4,600          316
  Mattel, Inc.                                               14,680          308
  AmerisourceBergen Corp.                                     4,000          304
* Best Buy Co., Inc.                                          8,350          303
  Paychex, Inc.                                               9,650          302
  M & T Bank Corp.                                            3,500          300
 Metropolitan Life Insurance Co.                             10,300          297

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED BALANCED FUND                                    SHARES        (000)
================================================================================
* Computer Sciences Corp.                                     6,200   $      296
* Guidant Corp.                                               9,800          296
  Praxair, Inc.                                               5,200          296
  Aetna Inc.                                                  6,169          296
* General Motors Corp. Class H                               28,362          295
  Wm. Wrigley Jr. Co.                                         5,300          293
  Apache Corp.                                                5,070          291
* KLA-Tencor Corp.                                            6,600          290
  The Gap, Inc.                                              20,325          289
  MBIA, Inc.                                                  5,100          288
  Danaher Corp.                                               4,300          285
  Newmont Mining Corp.                                       10,789          284
  The Pepsi Bottling Group, Inc.                              9,200          283
  Norfolk Southern Corp.                                     12,100          283
* Federated Department Stores, Inc.                           7,100          282
  CVS Corp.                                                   9,128          279
  Stryker Corp.                                               5,200          278
* SunGard Data Systems, Inc.                                 10,500          278
  MGIC Investment Corp.                                       4,100          278
  Biomet, Inc.                                               10,225          277
  Starwood Hotels & Resorts
   Worldwide, Inc.                                            8,401          276
  Moody's Corp.                                               5,500          274
  CSX Corp.                                                   7,800          273
  Northern Trust Corp.                                        6,200          273
  Franklin Resources Corp.                                    6,400          273
* Veritas Software Corp.                                     13,719          271
* Quest Diagnostics, Inc.                                     3,100          267
* Lexmark International, Inc.                                 4,900          267
  Burlington Resources, Inc.                                  7,000          266
* Fiserv, Inc.                                                7,225          265
  Loews Corp.                                                 5,000          265
  Mellon Financial Corp.                                      8,400          264
* AutoZone Inc.                                               3,400          263
* Zimmer Holdings, Inc.                                       7,370          263
  Marriott International, Inc. Class A                        6,900          263
  Devon Energy Corp.                                          5,290          261
  Ambac Financial Group, Inc.                                 3,850          259
* St. Jude Medical, Inc.                                      3,492          258
  Linear Technology Corp.                                     8,200          258
  Coca-Cola Enterprises, Inc.                                11,600          256
* PG&E Corp.                                                 14,300          256
  ITT Industries, Inc.                                        3,600          254
* Apple Computer, Inc.                                       14,300          253
* Harrah's Entertainment, Inc.                                5,700          253
  Countrywide Credit Industries, Inc.                         5,200          251
  Adobe Systems, Inc.                                         8,800          251
* Health Management Associates
   Class A                                                   12,412          250
* Apollo Group, Inc. Class A                                  6,300          248
* American Standard Cos., Inc.                                3,300          248
* Microchip Technology, Inc.                                  9,000          247

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
  Mylan Laboratories, Inc.                                    7,800   $      245
  Cintas Corp.                                                4,950          245
* Xilinx, Inc.                                               10,900          244
  Burlington Northern Santa Fe Corp.                          8,138          244
  Big Lots Inc.                                              12,300          242
  Darden Restaurants Inc.                                     9,750          241
* Jones Apparel Group, Inc.                                   6,400          240
  Expeditors International of
   Washington, Inc.                                           7,200          239
  Dollar General Corp.                                       12,460          237
* HealthSouth Corp.                                          18,500          237
* Pactiv Corp.                                                9,900          235
* Dollar Tree Stores, Inc.                                    5,950          234
* Energizer Holdings, Inc.                                    8,500          233
* Laboratory Corp. of
   America Holdings                                           5,100          233
  Lennar Corp.                                                3,800          233
  Archer-Daniels-Midland Co.                                 18,121          232
* Edison International                                       13,600          231
  Amerada Hess Corp.                                          2,800          231
  Sigma-Aldrich Corp.                                         4,600          231
* National Semiconductor Corp.                                7,900          230
* BISYS Group, Inc.                                           6,900          230
  Radian Group, Inc.                                          4,700          229
* Office Depot, Inc.                                         13,600          228
* Oxford Health Plans, Inc.                                   4,900          228
* Sabre Holdings Corp.                                        6,340          227
* International Game Technology                               4,000          227
* Weatherford International Ltd.                              5,215          225
  CenturyTel, Inc.                                            7,575          223
* Immunex Corp.                                              10,000          223
  RadioShack Corp.                                            7,400          222
* Trigon Healthcare, Inc.                                     2,200          221
  Nucor Corp.                                                 3,400          221
  The Bank of New York Co., Inc.                              6,500          219
* Siebel Systems, Inc.                                       15,400          219
* Cox Communications, Inc. Class A                            7,900          218
* BJ Services Co.                                             6,400          217
  ServiceMaster Co.                                          15,800          217
  Sovereign Bancorp, Inc.                                    14,500          217
* DST Systems, Inc.                                           4,700          215
  Centex Corp.                                                3,700          214
  Bear Stearns Co., Inc.                                      3,500          214
* King Pharmaceuticals, Inc.                                  9,600          214
  Manpower Inc.                                               5,800          213
* Yahoo! Inc.                                                14,400          213
* Solectron Corp.                                            34,400          212
* SPX Corp.                                                   1,800          211
  Plum Creek Timber Co. Inc. REIT                             6,900          211
* Brinker International, Inc.                                 6,650          211
* Novellus Systems, Inc.                                      6,200          211
* Universal Health Services Class B                           4,300          211

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED BALANCED FUND                                    SHARES        (000)
================================================================================
* Univision Communications Inc.                               6,700   $      210
  The PMI Group Inc.                                          5,500          210
  Torchmark Corp.                                             5,500          210
  Tyson Foods, Inc.                                          13,531          210
* Altera Corp.                                               15,400          209
  NIKE, Inc. Class B                                          3,900          209
* Coach, Inc.                                                 3,800          209
* Genentech, Inc.                                             6,200          208
* Biogen, Inc.                                                5,000          207
* Xerox Corp.                                                29,500          206
  Zions Bancorp                                               3,900          203
* Synopsys, Inc.                                              3,700          203
  Fluor Corp.                                                 5,200          203
* Whole Foods Market, Inc.                                    4,200          203
  EOG Resources, Inc.                                         5,100          202
* Republic Services, Inc. Class A                            10,600          202
  Kerr-McGee Corp.                                            3,774          202
* Smurfit-Stone Container Corp.                              13,088          202
  Kinder Morgan, Inc.                                         5,300          202
  Rouse Co. REIT                                              6,100          201
  Estee Lauder Cos. Class A                                   5,700          201
  Federated Investors, Inc.                                   5,800          201
* Express Scripts Inc.                                        4,000          200
* Constellation Brands, Inc. Class A                          6,200          198
  General Motors Corp.                                        3,679          197
  Pulte Homes, Inc.                                           3,400          195
* Affiliated Computer Services, Inc.
   Class A                                                    4,100          195
  Hilton Hotels Corp.                                        13,979          194
* Lear Corp.                                                  4,200          194
* BMC Software, Inc.                                         11,700          194
  Molex, Inc.                                                 5,766          193
  Ocean Energy, Inc.                                          8,900          193
  Black & Decker Corp.                                        4,000          193
* Teradyne, Inc.                                              8,200          193
  Fastenal Co.                                                5,000          193
* USA Interactive                                             8,200          192
* Waters Corp.                                                7,200          192
* AutoNation, Inc.                                           13,200          191
* EchoStar Communications Corp.
   Class A                                                   10,300          191
* Robert Half International, Inc.                             8,200          191
  Liz Claiborne, Inc.                                         6,000          191
* Mohawk Industries, Inc.                                     3,100          191
* Jabil Circuit, Inc.                                         9,000          190
* Network Appliance, Inc.                                    15,300          190
* JDS Uniphase Corp.                                         70,500          190
* Toys R Us, Inc.                                            10,800          189
* BJ's Wholesale Club, Inc.                                   4,900          189
* Cadence Design Systems, Inc.                               11,700          189
  C.H. Robinson Worldwide, Inc.                               5,600          188
  Circuit City Stores, Inc.                                  10,000          187

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
  Stilwell Financial, Inc.                                   10,300   $      187
* Lincare Holdings, Inc.                                      5,800          187
  Valero Energy Corp.                                         5,000          187
* NCR Corp.                                                   5,368          187
  Legg Mason Inc.                                             3,800          187
  Host Marriott Corp. REIT                                   16,500          186
* PeopleSoft, Inc.                                           12,500          186
  Phelps Dodge Corp.                                          4,500          185
  ENSCO International, Inc.                                   6,800          185
* Caremark Rx, Inc.                                          11,200          185
* Advanced Micro Devices, Inc.                               18,900          184
* L-3 Communications Holdings, Inc.                           3,400          184
  NSTAR                                                       4,100          184
  XTO Energy, Inc.                                            8,900          183
* Nabors Ind., Inc.                                           5,200          183
* MedImmune Inc.                                              6,900          182
* Brocade Communications
   Systems, Inc.                                             10,400          182
* Gentex Corp.                                                6,600          181
  PepsiAmericas, Inc.                                        12,100          181
* Fox Entertainment Group, Inc.
   Class A                                                    8,300          181
* Dean Foods Co.                                              4,800          179
  D. R. Horton, Inc.                                          6,850          178
  Lyondell Chemical Co.                                      11,800          178
* BEA Systems, Inc.                                          18,700          178
  Golden State Bancorp Inc.                                   4,900          178
* Smith International, Inc.                                   2,600          177
* Reebok International Ltd.                                   6,000          177
  Pogo Producing Co.                                          5,400          176
* Thermo Electron Corp.                                      10,675          176
  Telephone & Data Systems, Inc.                              2,900          176
* Cooper Cameron Corp.                                        3,600          174
* Sealed Air Corp.                                            4,320          174
* Vishay Intertechnology, Inc.                                7,900          174
  Xcel Energy, Inc.                                          10,350          174
* Saks Inc.                                                  13,500          173
* Patterson-UTI Energy, Inc.                                  6,100          172
* Pioneer Natural Resources Co.                               6,600          172
* Freeport-McMoRan Copper &
   Gold, Inc. Class B                                         9,600          171
* Outback Steakhouse                                          4,850          170
* Broadcom Corp.                                              9,700          170
* Lucent Technologies, Inc.                                 102,441          170
* Hercules, Inc.                                             14,200          169
* Apogent Technologies Inc.                                   8,200          169
  Investors Financial Services Corp.                          5,000          168
* Corning, Inc.                                              47,200          168
* Lamar Advertising Co. Class A                               4,500          167
* Chiron Corp.                                                4,740          167
* Atmel Corp.                                                26,700          167
* LSI Logic Corp.                                            19,100          167

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
* Westwood One, Inc.                                          5,000   $      167
* Park Place Entertainment                                   16,300          167
* Certegy, Inc.                                               4,500          167
* Prudential Financial, Inc.                                  5,000          167
* AES Corp.                                                  30,700          166
  Allmerica Financial Corp.                                   3,600          166
  Northeast Utilities                                         8,900          166
* Convergys Corp.                                             8,500          166
  W.W. Grainger, Inc.                                         3,300          165
* The Principal Financial Group, Inc.                         5,300          164
* Watson Pharmaceuticals, Inc.                                6,500          164
* CDW Computer Centers, Inc.                                  3,500          164
* Sanmina-SCI Corp.                                          25,808          163
* Shaw Group, Inc.                                            5,300          163
* Williams-Sonoma, Inc.                                       5,300          162
* MGM Mirage, Inc.                                            4,814          162
* The Dunn & Bradstreet Corp.                                 4,900          162
* NVR, Inc.                                                     500          162
  Dana Corp.                                                  8,800          161
* Health Net Inc.                                             6,000          161
* PETsMART, Inc.                                             10,000          160
* Jacobs Engineering Group Inc.                               4,600          160
* Newfield Exploration Co.                                    4,300          160
* Hispanic Broadcasting Corp.                                 6,100          159
* AMR Corp.                                                   9,400          158
* Unisys Corp.                                               17,600          158
  Precision Castparts Corp.                                   4,800          158
* Mirant Corp.                                               21,600          158
* Markel Corp.                                                  800          158
* Sicor, Inc.                                                 8,500          158
  Reinsurance Group of America, Inc.                          5,100          157
* Abercrombie & Fitch Co.                                     6,500          157
* Calpine Corp.                                              22,300          157
* Michaels Stores, Inc.                                       4,000          156
* Catellus Development Corp.                                  7,600          155
* Tech Data Corp.                                             4,100          155
  Noble Energy, Inc.                                          4,300          155
* Mandalay Resort Group                                       5,600          154
* Smithfield Foods, Inc.                                      8,300          154
  Roslyn Bancorp, Inc.                                        7,050          154
* Grant Prideco, Inc.                                        11,315          154
  Wesco Financial Corp.                                         510          154
  Rockwell Collins, Inc.                                      5,600          154
* Sprint PCS                                                 34,300          153
* Citizens Communications Co.                                18,337          153
* American Power Conversion Corp.                            12,100          153
  ALLTEL Corp.                                                3,230          152
* AmeriCredit Corp.                                           5,400          151
  Tootsie Roll Industries, Inc.                               3,925          151
* Iron Mountain, Inc.                                         4,900          151
  Delta Air Lines, Inc.                                       7,500          150
  El Paso Corp.                                               7,257          150

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
* National-Oilwell, Inc.                                      7,100   $      149
* Packaging Corp. of America                                  7,500          149
* Career Education Corp.                                      3,300          148
  Ford Motor Co.                                              9,265          148
  Skywest, Inc.                                               6,300          147
* IVAX Corp.                                                 13,637          147
* Tellabs, Inc.                                              23,300          147
  Navistar International Corp.                                4,600          147
  The St. Joe Co.                                             4,900          147
  Clayton Homes Inc.                                          9,300          147
* Alliant Techsystems, Inc.                                   2,300          147
* KEMET Corp.                                                 8,200          146
* Barr Laboratories, Inc.                                     2,300          146
* KPMG Consulting Inc.                                        9,800          146
* Arrow Electronics, Inc.                                     7,000          145
* Forest Oil Corp.                                            5,100          144
  Georgia Pacific Group                                       5,872          144
  Transatlantic Holdings, Inc.                                1,800          144
* Timberland Co.                                              4,000          143
* ADC Telecommunications, Inc.                               62,400          143
  Neuberger Berman Inc.                                       3,900          143
  Herman Miller, Inc.                                         7,000          142
* The Cheesecake Factory                                      4,000          142
  Rowan Cos., Inc.                                            6,600          142
* Pride International, Inc.                                   9,000          141
  Martin Marietta Materials, Inc.                             3,600          140
  Eaton Vance Corp.                                           4,500          140
* Swift Transportation Co., Inc.                              6,000          140
* AK Steel Corp.                                             10,900          140
* Emulex Corp.                                                6,200          140
* United Rentals, Inc.                                        6,400          140
* Qwest Communications
   International Inc.                                        49,551          139
* Foot Locker, Inc.                                           9,600          139
  Caterpillar, Inc.                                           2,800          137
* Ceridian Corp.                                              7,200          137
* LAM Research Corp.                                          7,600          137
* Alleghany Corp.                                               714          136
  The MONY Group Inc.                                         4,000          136
* Varco International, Inc.                                   7,700          135
* NEXTEL Communications, Inc.                                41,900          134
  McKesson Corp.                                              4,100          134
  Leucadia National Corp.                                     4,200          133
* BlackRock, Inc.                                             3,000          133
  DENTSPLY International Inc.                                 3,600          133
* Mettler-Toledo International Inc.                           3,600          133
* Investment Technology Group, Inc.                           4,050          132
* Allied Waste Industries, Inc.                              13,600          132
* FMC Technologies Inc.                                       6,403          132
* Avaya Inc.                                                 26,553          131
  Millipore Corp.                                             4,100          131
* American Eagle Outfitters, Inc.                             6,200          131

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED BALANCED FUND                                    SHARES        (000)
================================================================================
* Owens-Illinois, Inc.                                        9,500   $      131
* Compuware Corp.                                            21,400          130
* PanAmSat Corp.                                              5,744          130
* Andrx Group                                                 4,800          129
  Alberto-Culver Co. Class B                                  2,700          129
* Toll Brothers, Inc.                                         4,400          129
  Emerson Electric Co.                                        2,400          128
* Medicis Pharmaceutical Corp.                                3,000          128
* LaBranche & Co. Inc.                                        5,600          128
* Devry, Inc.                                                 5,600          128
  Becton, Dickinson & Co.                                     3,700          127
* Celgene Corp.                                               8,200          125
* Polo Ralph Lauren Corp.                                     5,600          125
* NVIDIA Corp.                                                7,300          125
  Helmerich & Payne, Inc.                                     3,500          125
  Albertson's, Inc.                                           4,100          125
* Barnes & Noble, Inc.                                        4,700          124
  HCC Insurance Holdings, Inc.                                4,700          124
  Total System Services, Inc.                                 6,500          122
* CNA Financial Corp.                                         4,600          122
* Comverse Technology, Inc.                                  13,000          120
* Continental Airlines, Inc. Class B                          7,600          120
  Honeywell International Inc.                                3,400          120
* Genzyme Corp.-General Division                              6,200          119
  Peabody Energy Corp.                                        4,200          119
  IMS Health, Inc.                                            6,600          118
* BOK Financial Corp.                                         3,500          117
* IDEC Pharmaceuticals Corp.                                  3,300          117
* Rite Aid Corp.                                             49,300          116
  Hasbro, Inc.                                                8,525          116
* Columbia Sportswear Co.                                     3,600          115
  Electronic Data Systems Corp.                               3,100          115
* 3Com Corp.                                                 26,100          115
  Kellogg Co.                                                 3,200          115
* Reliant Resources, Inc.                                    13,100          115
* Northwest Airlines Corp. Class A                            9,500          115
* Cypress Semiconductor Corp.                                 7,400          112
* Symantec Corp.                                              3,400          112
  Winn-Dixie Stores, Inc.                                     7,100          111
  Nationwide Financial Services, Inc.                         2,800          111
* QLogic Corp.                                                2,900          110
* Charter Communications, Inc.                               26,800          109
* CIENA Corp.                                                25,800          108
* UTStarcom, Inc.                                             5,300          107
  OM Group, Inc.                                              1,700          105
* Fairchild Semiconductor Corp.                               4,300          104
* U.S. Cellular Corp.                                         4,100          104
* Metro-Goldwyn-Mayer Inc.                                    8,800          103
* RF Micro Devices, Inc.                                     13,500          103
* Intersil Corp.                                              4,800          103
* Gemstar-TV Guide
   International, Inc.                                       18,800          101

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
  St. Paul Cos., Inc.                                         2,600   $      101
  Avnet, Inc.                                                 4,600          101
* Instinet Group Inc.                                        15,500          101
* First Health Group Corp.                                    3,600          101
  Reynolds & Reynolds Class A                                 3,600          101
  E.W. Scripps Co. Class A                                    1,300          100
  NiSource, Inc.                                              4,577          100
  National City Corp.                                         3,000          100
* Travelers Property Casualty Corp.                           5,600           99
  Southern Co.                                                3,600           99
  Brunswick Corp.                                             3,500           98
* Polycom, Inc.                                               8,100           97
  Diamond Offshore Drilling, Inc.                             3,400           97
* Patterson Dental Co.                                        1,900           96
* Cablevision Systems-NY Group Class A                       10,000           95
* Gateway, Inc.                                              21,100           94
  Visteon Corp.                                               6,593           94
* Cablevision Systems Corp.-
   Rainbow Media Group                                       10,550           92
* Weight Watchers International, Inc.                         2,000           87
  21st Century Insurance Group                                4,500           86
  Dominion Resources, Inc.                                    1,290           85
* Henry Schein, Inc.                                          1,900           85
  BB&T Corp.                                                  2,100           81
  R.J. Reynolds Tobacco Holdings, Inc.                        1,501           81
* Community Health Systems, Inc.                              3,000           80
* Citrix Systems, Inc.                                       12,800           77
* Valassis Communications, Inc.                               2,100           77
* Juniper Networks, Inc.                                     13,500           76
* Varian Medical Systems, Inc.                                1,700           69
  Exelon Corp.                                                1,300           68
  Sprint Corp.                                                6,400           68
* Hearst-Argyle Television Inc.                               3,000           68
  Computer Associates
   International, Inc.                                        4,046           64
* Agere Systems Inc.                                         41,193           58
* ICOS Corp.                                                  3,400           58
Dynegy, Inc.                                                7,824   $       56
  The Clorox Co.                                              1,300           54
  SunTrust Banks, Inc.                                          700           47
* Amkor Technology, Inc.                                      7,600           47
* Triad Hospitals, Inc.                                       1,100           47
  Limited Brands, Inc.                                        2,138           46
  SCANA Corp.                                                 1,400           43
  Newell Rubbermaid, Inc.                                     1,218           43
  ProLogis                                                    1,565           41
* Anthem, Inc.                                                  600           40
  Beckman Coulter, Inc.                                         800           40
  Delphi Corp.                                                2,935           39
* Agere Systems Inc. Class B                                 24,377           37
* Conexant Systems, Inc.                                     21,900           35

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
================================================================================
  Belo Corp. Class A                                          1,400   $       32
* ChoicePoint Inc.                                              600           27
  Cinergy Corp.                                                 700           25
  Sealed Air Corp.                                              617           25
  TXU Corp.                                                     472           24
  FirstEnergy Corp.                                             700           23
  PNC Financial Services Group                                  400           21
  Nordstrom, Inc.                                               900           20
  Aquila, Inc.                                                2,482           20
  Autodesk, Inc.                                              1,400           19
  Williams Cos., Inc.                                         2,564           15
* VeriSign, Inc.                                              1,900           14
* Nabors Industries, Inc.                                       300           11
  American Electric Power Co., Inc.                             200            8
* WorldCom, Inc.-WorldCom Group                              68,765            6
  PerkinElmer, Inc.                                             500            6
  Allegheny Technologies Inc.                                   288            5
* Adelphia Communications Corp.
   Class A                                                   15,000            2
  WorldCom, Inc.-MCI Group                                    5,000            1
  Metromedia Fiber Network, Inc.                                900           --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $179,595)                                                         198,574
--------------------------------------------------------------------------------

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (54.6%)
--------------------------------------------------------------------------------
ALASKA (0.6%)
Matanuska-Susitna Borough AK GO
  5.50%, 3/1/2012 (3)                                        $1,695        1,877
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co.) VRDO
  1.80%, 7/2/2002                                               800          800
                                                                   -------------
                                                                           2,677
                                                                   -------------
ARIZONA (1.7%)
Arizona Transp. Board Highway Rev.
 6.50%, 7/1/2011 (Prere.)                                     1,000        1,015
Phoenix AZ Civic Improvement Corp.
 Water System Rev.
 5.50%, 7/1/2015                                              5,525        6,046
                                                                   -------------
                                                                           7,061
                                                                   -------------
CALIFORNIA (2.7%)
California Dept. of Water Resources
 Water System Rev. (Central Valley)
 8.25%, 12/1/2003                                               290          316

CALIFORNIA GO
 6.00%, 2/1/2016                                              2,000        2,294
 6.40%, 2/1/2006 (1)                                            500          564

CALIFORNIA HEALTH FAC. FINANCE
 Auth. Rev. (Catholic Healthcare West)
 6.25%, 7/1/2006 (1)                                            395          449

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
California Public Works Board
 Lease Rev. (Dept. of Corrections)
 5.00%, 9/1/2011 (2)                                         $1,535   $    1,634
Central Coast California Water Auth. Rev.
 6.00%, 10/1/2008 (2)                                         1,000        1,125
Clovis CA Unified School Dist. GO
 0.00%, 8/1/2005 (3)                                          2,000        1,854
Los Angeles CA Unified School Dist. GO
 6.00%, 7/1/2008 (3)                                          1,000        1,148
Los Angeles CA Wastewater System Rev.
 5.75%, 6/1/2010 (1)                                            400          423
San Bernardino CA Medical Center COP
 5.50%, 8/1/2005 (1)                                            500          547
South Orange County CA
 Public Finance Auth. Rev.
 7.00%, 9/1/2006 (1)                                            875        1,023
                                                                   -------------
                                                                          11,377
                                                                   -------------
COLORADO (0.7%)
Colorado Springs CO Util. System Rev.
 5.375%, 11/15/2013                                           2,775        3,026
                                                                   -------------
CONNECTICUT (0.2%)
South Central Connecticut Regional
 Water Auth. Water System Rev.
 5.75%, 8/1/2006 (3)                                            900          946
                                                                   -------------
DISTRICT OF COLUMBIA (1.7%)
District of Columbia GO
 5.40%, 6/1/2012 (2)                                            455          486
 5.50%, 6/1/2004 (4)                                          1,000        1,065
 5.50%, 6/1/2007 (4)                                          2,000        2,205
 6.75%, 6/1/2005 (1)                                              5            5
District of Columbia Univ. Rev.
 (George Washington Univ.)
 6.00%, 9/15/2011 (1)                                         3,000        3,381
                                                                   -------------
                                                                           7,142
                                                                   -------------

FLORIDA (2.2%)
Broward County FL School Dist. GO
 5.30%, 2/15/2004                                             1,295        1,347
Collier County FL Health Fac. Auth.
 Hosp. Rev. (Cleveland Clinic
 Health System) VRDO
 2.00%, 7/2/2002                                                250          250
Florida Board of Educ. Rev. (Lottery Rev.)
 5.375%, 7/1/2017 (3)                                         3,830        4,094
Florida Turnpike Auth. Rev.
 5.25%, 7/1/2009 (3)                                            485          530
 5.25%, 7/1/2010 (3)                                            825          893
Lee County FL School Board COP
 6.00%, 8/1/2005 (4)                                            800          881
Orange County FL Educ. Fac.
 Auth. Rev. (Rollins College) VRDO
 1.85%, 7/2/2002                                                100          100

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
TAX-MANAGED BALANCED FUND                                     (000)        (000)
--------------------------------------------------------------------------------
Tampa FL Health System Rev.
 (Catholic Healthcare East)
 5.00%, 11/15/2009 (1)                                       $1,000   $    1,073
                                                                   -------------
                                                                           9,168
                                                                   -------------
GEORGIA (2.2%)
Atlanta GA Airport Fac. Rev.
 5.75%, 1/1/2013 (3)                                          3,370        3,707
Burke County GA Dev. Auth. PCR
( Oglethorpe Power Corp.) VRDO
 1.85%, 7/2/2002 (2)                                          2,000        2,000
Georgia Muni. Electric Power Auth. Rev.
 6.25%, 1/1/2012 (1)                                          3,000        3,493
                                                                   -------------
                                                                           9,200
                                                                   -------------
HAWAII (0.5%)
Hawaii GO
 5.875%, 10/1/2014 (1)                                        1,870        2,143
                                                                   -------------
ILLINOIS (0.4%)
Chicago IL GO (City Colleges Improvement)
 0.00%, 1/1/2012 (3)                                          2,380        1,534
                                                                   -------------
KANSAS (0.4%)
Kansas Dev. Finance Auth. Rev. (Board of Regents)
 5.50%, 10/1/2003 (2)                                         1,800        1,886
                                                                   -------------
KENTUCKY (0.1%)
Kentucky Property & Building Comm. Rev.
 5.80%, 9/1/2006 (Prere.)                                       400          411
                                                                   -------------

LOUISIANA (1.7%)
Louisiana GO
 5.50%, 5/15/2015 (3)                                         2,665        2,885
Louisiana Public Fac. Auth.
Hosp. Rev. (Franciscan Missionaries)
 5.00%, 7/1/2002 (4)                                          2,000        2,001
St. Charles Parish LA PCR
 (Entergy Inc.) PUT
 5.35%, 10/1/2003                                             2,400        2,436
                                                                   -------------
                                                                           7,322
                                                                   -------------
MARYLAND (0.8%)
Maryland Dept. of Transp.
 5.20%, 9/15/2004                                               400          423
Maryland Health & Higher Educ.
 Fac. Auth. Rev. (Johns Hopkins Univ.)
 6.00%, 7/1/2005                                              2,740        3,016
                                                                   -------------
                                                                           3,439
                                                                   -------------
MASSACHUSETTS (3.3%)
Chelsea MA GO
 5.50%, 6/15/2011 (2)                                           740          810
 5.50%, 6/15/2012 (2)                                           735          800

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
Massachusetts Bay Transp.
 Auth. Rev.
 5.125%, 3/1/2013                                            $1,695   $    1,787
 6.25%, 3/1/2005                                              1,000        1,095
Massachusetts GO VRDO
 1.15%, 7/4/2002                                                500          500
Massachusetts Health &
 Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)
 6.50%, 7/1/2012                                              3,880        4,123
Massachusetts Health & Educ. Fac.
 Auth. Rev. (Harvard Univ.) VRDO
 1.10%, 7/3/2002                                                620          620
Massachusetts Health & Educ. Fac.
 Auth. Rev. (Northeastern Univ.)
 5.00%, 10/1/2017 (1)                                         1,000        1,023
Massachusetts Ind. Finance
 Agency Resource Recovery Rev.
 (Refusetech Inc.)
 6.30%, 7/1/2005                                              1,000        1,046
Massachusetts Water Pollution
 Abatement Trust
 6.00%, 8/1/2010                                              1,780        2,027
Massachusetts Water Resources
 Auth. Rev.
 5.75%, 8/1/2004 (1)(Prere.)                                    300          327
                                                                   -------------
                                                                          14,158
                                                                   -------------
MICHIGAN (2.5%)
Dickinson County MI Memorial Hosp.
 System Rev.
 7.625%, 11/1/2005 (Prere.)                                     280          302
Greater Detroit MI Resource
 Recovery Auth.
 6.25%, 12/13/2006 (2)                                       1,200         1,354
Michigan Building Auth. Rev.
 5.125%, 10/15/2011                                          3,015         3,199
 5.30%, 10/1/2010                                            1,250         1,353
Michigan GO
 6.25%, 11/1/2008 (Prere.)                                    1,000        1,036
Michigan Housing Dev. Auth. Rev.
 6.30%, 4/1/2004                                              1,000        1,025
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)
 5.875%, 10/1/2014                                            2,110        2,368
                                                                   -------------
                                                                          10,637
                                                                   -------------
MISSISSIPPI (1.2%)
Mississippi GO
 5.50%, 12/1/2018                                             2,750        3,020
 5.50%, 12/1/2019                                             2,000        2,176
                                                                   -------------
                                                                           5,196
                                                                   -------------

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
MISSOURI (0.8%)
Missouri Health & Educ. Fac. Auth.
 Health Fac. Rev. (St. Luke's Episcopal-
 Presbyterian Hosp.)
 5.50%, 12/1/2015 (4)                                        $2,965   $    3,195
                                                                   -------------
NEBRASKA (0.6%)
Nebraska Public Power Dist. Rev.
 5.25%, 1/1/2005 (1)                                          2,000        2,132
 5.25%, 1/1/2010 (1)                                            125          134
 5.25%, 1/1/2011 (1)                                            225          240
                                                                   -------------
                                                                           2,506
                                                                   -------------
NEVADA (0.9%)
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport)
 5.00%, 7/1/2005 (1)                                          1,705        1,821
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran
 International Airport) VRDO
 1.20%, 7/3/2002 (1)                                          1,200        1,200
Clark County NV School Dist. GO
 5.90%, 6/15/2006 (3)                                           750          842
                                                                   -------------
                                                                           3,863
                                                                   -------------
NEW JERSEY (4.9%)
New Jersey Econ. Dev. Auth.
 Market Transition Fac. Rev.
 5.70%, 7/1/2005 (1)(Prere.)                                    400          437
New Jersey Health Care Fac.
 Financing Auth. Rev. (Atlantic City
 Medical Center)
 6.80%, 7/1/2005 (Prere.)                                     1,000        1,020
New Jersey Transp. Corp. COP
 5.50%, 9/15/2011 (2)                                         3,000        3,358
New Jersey Transp. Trust Fund Auth. Rev.
 5.00%, 6/15/2014                                             1,555        1,610
 6.00%, 6/15/2005 (2)                                         2,500        2,746
 6.00%, 6/15/2008                                               250          283
 6.00%, 12/15/2014 (1)                                          955        1,093
 6.00%, 12/15/2015 (1)                                        1,440        1,642
New Jersey Turnpike Auth. Rev.
 5.625%, 1/1/2015 (1)                                         8,000        8,706
                                                                   -------------
                                                                          20,895
                                                                   -------------
NEW YORK (5.3%)
Erie County NY GO
 6.125%, 1/15/2011 (3)                                          610          707
Hempstead NY GO
 5.625%, 2/1/2011 (3)                                           840          909
Huntington NY GO
 6.70%, 2/1/2010 (3)                                            375          445
Long Island NY Power Auth.
 Electric System Rev.
 5.50%, 12/1/2009 (2)                                         2,000        2,225

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
Metro. New York Transp. Auth. Rev.
 (Commuter Fac.)
 6.00%, 7/1/2006 (1)                                         $1,000   $    1,129
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)
 6.125%, 4/1/2014 (3)                                         2,110        2,407
New York City NY GO
 6.375%, 8/15/2005 (Prere.)                                     135          153
 6.375%, 8/15/2009                                              505          559
 7.10%, 8/15/2004 (Prere.)                                      500          559
New York City NY IDA
 (USTA National Tennis Center)
 6.25%, 11/15/2006 (4)                                        2,000        2,186
New York City NY Muni.
 Water Finance Auth. Water &
 Sewer System Rev. VRDO
 1.80%, 7/2/2002 (3)                                          1,075        1,075
New York City NY Transitional Finance
 Auth. Rev.
 5.875%, 11/1/2012                                            3,305        3,719
New York State Dormitory Auth. Rev.
 (State Univ.)
 5.375%, 5/15/2007 (2)                                          400          440
New York State Dormitory Auth. Rev.
 (Vassar Brothers Hosp.)
 5.10%, 7/1/2010 (4)                                          1,500        1,603
New York State Environmental Fac.
 Corp. PCR (State Water Recovery Fund)
 6.35%, 6/15/2004 (Prere.)                                      295          325
 6.35%, 6/15/2006                                               225          246
New York State Thruway Auth. Rev.
 (Service Contract)
 5.40%, 4/1/2005 (1)                                            400          427
Suffolk County NY GO
 5.00%, 4/1/2007 (3)                                          1,120        1,213
 Triborough Bridge & Tunnel Auth.
New York Rev.
 5.50%, 1/1/2006 (3)                                          2,000        2,187
                                                                   -------------
                                                                          22,514
                                                                   -------------
OHIO (3.0%)
Butler County OH Transp. Improvement
 Dist. Rev.
 6.00%, 4/1/2012 (4)                                         $2,250   $    2,504
Cleveland OH Public Power System Rev.
 7.00%, 11/15/2004 (1)(Prere.)                                2,750        3,119
Hamilton County OH Hosp.
 Fac. Rev. (Health Alliance of
 Greater Cincinnati) VRDO
 1.29%, 7/3/2002 (1)                                          1,000        1,000

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
TAX-MANAGED BALANCED FUND                                     (000)        (000)
--------------------------------------------------------------------------------

Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)
 5.625%, 9/1/2013 (1)                                        $1,775   $    1,916
 6.00%, 9/1/2004 (1)                                          1,080        1,170
Ohio Housing Finance Agency Rev.
 5.025%, 3/1/2021                                             1,045        1,064
Ohio Public Fac. Comm. Higher
Educ. Capital Fac.
 5.50%, 12/1/2006 (1)(Prere.)                                   400          415
Ohio Water Dev. Auth. Rev.
 6.00%, 12/1/2004 (2)                                           315          327
 6.00%, 12/1/2008 (2)                                           435          451
Ohio Water Dev. Auth. Rev. (Pure Water)
 5.75%, 12/1/2005 (1)                                           540          560
                                                                   -------------
                                                                          12,526
                                                                   -------------
OKLAHOMA (0.2%)
Oklahoma Dev. Finance Auth. Rev.
(Hillcrest Hosp.)
5.00%, 8/15/2009                                              1,185          973
                                                                   -------------
OREGON (0.6%)
Oregon State Dept.
Administrative Services
5.75%, 4/1/2014 (4)                                           2,400        2,630
                                                                   -------------
PENNSYLVANIA (2.3%)
Montgomery County PA IDA PCR
(PECO Energy)
 5.20%, 10/1/2030                                             2,000        2,088
Pennsylvania Convention Center
 Auth. Rev.
 6.70%, 9/1/2014 (1)                                            500          554
Pennsylvania Higher Educ. Fac. Auth.
 Health Services Rev. (Allegheny/
 Delaware Valley Obligated Group)
 5.00%, 11/15/2006 (1)                                        1,125        1,206
Pennsylvania Turnpike Comm.
 Oil Franchise Tax Rev.
 5.25%, 12/1/2009 (2)                                           615          675
 5.25%, 12/1/2011 (2)                                           455          490
Philadelphia PA Airport Parking Auth.
 5.75%, 9/1/2008 (2)                                          1,150        1,285
Philadelphia PA Hosp. &
 Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO
 1.85%, 7/2/2002                                                440          440
Philadelphia PA School Dist. GO
 6.25%, 9/1/2005 (2)                                            870          967
Philadelphia PA Water & Waste
 Water Rev.
 6.25%, 8/1/2009 (1)                                          1,000        1,156

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
Pittsburgh PA GO
 5.20%, 3/1/2010 (3)                                           $580   $      603
Pittsburgh PA Water & Sewer Auth. Rev.
 5.60%, 9/1/2005 (3)(Prere.)                                    235          257
                                                                   -------------
                                                                           9,721
                                                                   -------------
SOUTH DAKOTA (0.3%)
South Dakota Building Auth. Lease Rev.
 5.25%, 12/1/2010 (2)                                         1,000        1,065
                                                                   -------------
TENNESSEE (0.6%)
 Metro. Govt. of Nashville & Davidson
 County TN Water & Sewer Rev.
 6.50%, 1/1/2009 (3)                                          2,000        2,320
                                                                   -------------
TEXAS (9.0%)
Austin TX Combined Util. System Rev.
 0.00%, 11/15/2011 (2)                                        3,450        2,275
 5.60%, 5/15/2005 (1)(Prere.)                                 1,205        1,308
Austin TX Water & Wastewater
 System Rev.
 5.75%, 5/15/2011 (1)                                         2,200        2,444
Brazos River TX Harbor Navigation Dist.
 Brazoria County Environmental
 (Dow Chemical Co. Project)
 5.20%, 5/15/2008                                             2,000        2,013
Carrollton TX Independent
 School Dist. GO
 6.00%, 2/15/2012 (Prere.)                                    2,925        3,332
Dallas TX Civic Center
 Refunding & Improvement Rev.
 4.60%, 8/15/2009 (1)                                           110          116
 4.70%, 8/15/2010 (1)                                           815          853
Fort Worth TX Water & Sewer Rev.
 5.25%, 2/15/2011                                             3,800        4,010
Harris County TX Health Fac.
 Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston)
 5.25%, 7/1/2004                                              3,945        4,130
Harris County TX Health Fac.
 Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO
 1.85%, 7/2/2002                                                130          130
 1.85%, 7/2/2002 (LOC)                                          600          600
Houston TX Hotel Occupancy
 Tax & Special Rev.
 (Convention & Entertainment)
 5.25%, 7/1/2007 (4)(Prere.)                                    500          544
Houston TX Water & Sewer System Rev.
 0.00%, 12/1/2008 (2)                                         2,750        2,151
 5.50%, 12/1/2014 (4)                                         1,000        1,086
Lower Colorado River Auth. TX Rev.
 5.75%, 5/15/2011 (4)                                         3,000        3,319

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)
 5.00%, 7/1/2008 (4)                                         $1,645   $    1,753
Northwest Texas Independent
 School Dist. GO
 0.00%, 8/15/2004                                             2,205        2,100
San Antonio TX Electric & Gas Rev.
 5.125%, 2/1/2009                                             1,000        1,075
San Antonio TX Water Rev.
 6.50%, 5/15/2010 (1)                                            15           16
 6.50%, 5/15/2010 (1)(ETM)                                       75           87
Texas Muni. Power Agency Rev.
 0.00%, 9/1/2010 (2)                                          4,000        2,816
Texas Water Finance Assistance GO
 5.00%, 8/1/2008                                                690          709
 5.00%, 8/1/2009                                              1,050        1,079
                                                                   -------------
                                                                          37,946
                                                                   -------------
UTAH (0.4%)
Intermountain Power Agency
 Utah Power Supply Rev.
 5.20%, 7/1/2006                                              1,150        1,207
Salt Lake City UT Building Auth. Lease Rev.
 5.90%, 10/1/2006 (1)(Prere.)                                   260          285
                                                                   -------------
                                                                           1,492
                                                                   -------------
VIRGINIA (0.5%)
Henrico County VA Water & Sewer Rev.
 5.25%, 5/1/2011                                              1,485        1,623
Virginia Transp. Board Rev.
 6.00%, 5/15/2007                                               500          530
                                                                   -------------
                                                                           2,153
                                                                   -------------
WASHINGTON (1.3%)
King County WA Library System GO
 6.05%, 12/1/2007                                             1,000        1,113
Seattle WA Muni. Light & Power Rev.
 6.25%, 7/1/2004 (Prere.)                                       700          772
Seattle WA Water System Rev.
 5.20%, 12/1/2005                                             2,320        2,419
Washington GO
 6.00%, 6/1/2012                                              1,000        1,151
                                                                   -------------
                                                                           5,455
                                                                   -------------
WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev.
 5.25%, 7/1/2008 (1)                                          1,150        1,253
                                                                   -------------
WISCONSIN (0.7%)
Wisconsin GO
 5.75%, 5/1/2012                                              1,355        1,513
 5.75%, 5/1/2014 (Prere.)                                     1,340        1,524
                                                                   -------------
                                                                           3,037
                                                                   -------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $219,774)                                                         230,867
--------------------------------------------------------------------------------

================================================================================
                                                               FACE       MARKET
                                                             AMOUNT       VALUE*
                                                              (000)        (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.97%, 7/1/2002--Note F
 (Cost $915)                                                   $915        $ 915
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.8%)
 (Cost $400,284)                                                         430,356
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.8%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      6,168
Liabilities--Note F                                                     (13,893)
                                                                   -------------
                                                                         (7,725)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
================================================================================
Applicable to 26,167,405 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $422,631
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $16.15
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.


================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                             AMOUNT          PER
                                                              (000)        SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                            $412,324      $15.76
Undistributed Net
 Investment Income                                              355         .01
Accumulated Net Realized Losses                             (20,120)       (.77)
Unrealized Appreciation--Note E                              30,072        1.15
--------------------------------------------------------------------------------
NET ASSETS                                                 $422,631      $16.15
================================================================================

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED GROWTH AND INCOME FUND                           SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
================================================================================
* Microsoft Corp.                                         1,208,284   $   66,093
  General Electric Co.                                    2,216,916       64,401
  ExxonMobil Corp.                                        1,512,994       61,912
  Wal-Mart Stores, Inc.                                     992,286       54,586
  Pfizer, Inc.                                            1,393,339       48,767
  Citigroup, Inc.                                         1,148,410       44,501
  American International
   Group, Inc.                                              583,563       39,817
  Johnson & Johnson                                         672,392       35,139
  The Coca-Cola Co.                                         554,526       31,053
  International Business
   Machines Corp.                                           381,936       27,499
  Intel Corp.                                             1,493,036       27,278
  Royal Dutch
   Petroleum Co. ADR                                        474,316       26,215
  Procter & Gamble Co.                                      289,768       25,876
  Merck & Co., Inc.                                         505,858       25,617
  Verizon Communications                                    607,164       24,378
  Bank of America Corp.                                     343,701       24,183
* Cisco Systems, Inc.                                     1,635,002       22,808
  SBC Communications Inc.                                   745,870       22,749
  ChevronTexaco Corp.                                       238,475       21,105
  Philip Morris Cos., Inc.                                  477,379       20,852
  Home Depot, Inc.                                          524,229       19,255
  Wells Fargo & Co.                                         381,504       19,098
  PepsiCo, Inc.                                             394,380       19,009
* Viacom Inc. Class B                                       391,075       17,352
  Fannie Mae                                                222,632       16,419
* Dell Computer Corp.                                       579,600       15,151
  Wyeth                                                     295,336       15,121
  J.P. Morgan Chase & Co.                                   442,190       14,999
* AOL Time Warner Inc.                                      992,123       14,594
  Eli Lilly & Co.                                           250,796       14,145
  BellSouth Corp.                                           418,872       13,194
  Abbott Laboratories                                       347,994       13,102
  Wachovia Corp.                                            304,530       11,627
* Oracle Corp.                                            1,225,972       11,610
  Medtronic, Inc.                                           270,536       11,592
  Bristol-Myers Squibb Co.                                  431,976       11,102
  Pharmacia Corp.                                           288,792       10,815
  American Express Co.                                      296,964       10,786
  3M Co.                                                     87,045       10,707
  Morgan Stanley                                            245,978       10,597
  Hewlett-Packard Co.                                       673,581       10,292
  Bank One Corp.                                            260,954       10,042
  U.S. Bancorp                                              425,654        9,939
  E.I. du Pont de Nemours & Co.                             222,433        9,876
  Anheuser-Busch Cos., Inc.                                 195,728        9,786
* Amgen, Inc.                                               232,052        9,718
  Freddie Mac                                               155,060        9,490
  Texas Instruments, Inc.                                   386,888        9,169

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  AT&T Corp.                                                841,190   $    9,001
  Walgreen Co.                                              228,260        8,818
  Fifth Third Bancorp                                       130,454        8,695
  The Walt Disney Co.                                       454,896        8,598
  The Boeing Co.                                            187,183        8,423
  Unilever NV ADR                                           127,621        8,270
  McDonald's Corp.                                          284,030        8,081
  Schering-Plough Corp.                                     326,572        8,034
  Washington Mutual, Inc.                                   215,970        8,015
  Gillette Co.                                              235,716        7,984
  Lowe's Cos., Inc.                                         173,012        7,855
  Merrill Lynch & Co., Inc.                                 192,384        7,792
  Target Corp.                                              201,628        7,682
  FleetBoston Financial Corp.                               232,977        7,537
  Motorola, Inc.                                            502,173        7,241
  Kimberly-Clark Corp.                                      115,944        7,189
  United Technologies Corp.                                 105,689        7,176
* Applied Materials, Inc.                                   365,000        6,942
  Lockheed Martin Corp.                                      99,876        6,941
  Dow Chemical Co.                                          201,696        6,934
  General Motors Corp.                                      124,302        6,644
  Ford Motor Co.                                            403,619        6,458
  Honeywell International Inc.                              181,828        6,406
  First Data Corp.                                          170,376        6,338
  UnitedHealth Group Inc.                                    68,728        6,292
  MBNA Corp.                                                189,895        6,280
  Alcoa Inc.                                                188,756        6,257
  Cardinal Health, Inc.                                     100,568        6,176
  Colgate-Palmolive Co.                                     122,112        6,112
  Automatic Data Processing, Inc.                           138,336        6,025
  Tyco International Ltd.                                   445,152        6,014
  Schlumberger Ltd.                                         128,710        5,985
  Marsh & McLennan Cos., Inc.                                61,056        5,898
  Baxter International, Inc.                                132,688        5,897
  Allstate Corp.                                            158,780        5,872
  Duke Energy Corp.                                         184,606        5,741
  The Bank of New York Co., Inc.                            162,500        5,484
  HCA Inc.                                                  114,486        5,438
* Kohl's Corp.                                               75,100        5,263
* Tenet Healthcare Corp.                                     72,666        5,199
  Household International, Inc.                             101,711        5,055
  Phillips Petroleum Co.                                     85,512        5,035
  Emerson Electric Co.                                       93,732        5,016
* Comcast Corp.-Special Class A                             201,892        4,813
  General Dynamics Corp.                                     44,932        4,779
* QUALCOMM Inc.                                             171,300        4,709
  International Paper Co.                                   107,732        4,695
  Illinois Tool Works, Inc.                                  68,438        4,674
  Metropolitan Life Insurance Co.                           157,500        4,536
  Gannett Co., Inc.                                          59,604        4,524
  National City Corp.                                       135,660        4,511
  SunTrust Banks, Inc.                                       63,952        4,331

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Clear Channel
   Communications, Inc.                                     135,157   $    4,328
  Southern Co.                                              156,112        4,277
  BB&T Corp.                                                105,297        4,064
  Dominion Resources, Inc.                                   61,533        4,060
  Sysco Corp.                                               148,516        4,043
  Electronic Data Systems Corp.                             106,900        3,971
* Costco Wholesale Corp.                                    101,052        3,903
  Conoco Inc.                                               139,951        3,891
  Sears, Roebuck & Co.                                       70,399        3,823
  Caterpillar, Inc.                                          76,790        3,759
  Exelon Corp.                                               71,793        3,755
* EMC Corp.                                                 495,150        3,738
  AFLAC Inc.                                                115,800        3,706
* Cendant Corp.                                             232,697        3,695
* Sun Microsystems, Inc.                                    725,184        3,633
  Carnival Corp.                                            131,100        3,630
  Sara Lee Corp.                                            175,372        3,620
  Raytheon Co.                                               88,319        3,599
  General Mills, Inc.                                        81,582        3,596
  Waste Management, Inc.                                    137,951        3,594
  FedEx Corp.                                                66,784        3,566
  Union Pacific Corp.                                        55,900        3,537
* The Kroger Co.                                            177,276        3,528
* AT&T Wireless Services Inc.                               601,509        3,519
  Harley-Davidson, Inc.                                      67,700        3,471
* Concord EFS, Inc.                                         113,600        3,424
  Charles Schwab Corp.                                      305,475        3,421
  Lehman Brothers Holdings, Inc.                             54,700        3,420
  SLM Corp.                                                  34,700        3,362
  ConAgra Foods, Inc.                                       120,292        3,326
  PNC Financial Services Group                               63,401        3,315
  The Hartford Financial Services
   Group Inc.                                                55,102        3,277
  Kellogg Co.                                                91,236        3,272
  ALLTEL Corp.                                               69,536        3,268
  State Street Corp.                                         72,600        3,245
  NIKE, Inc. Class B                                         60,012        3,220
  H.J. Heinz Co.                                             78,188        3,214
* Safeway, Inc.                                             108,600        3,170
  Northrop Grumman Corp.                                     25,068        3,133
  Weyerhaeuser Co.                                           48,769        3,114
  Mellon Financial Corp.                                     98,756        3,104
  CIGNA Corp.                                                31,638        3,082
  TXU Corp.                                                  59,344        3,050
  American Electric Power Co., Inc.                          75,237        3,011
  Capital One Financial Corp.                                48,400        2,955
  Tribune Co.                                                67,091        2,918
  Masco Corp.                                               105,968        2,873
  Progressive Corp. of Ohio                                  49,200        2,846
* Forest Laboratories, Inc.                                  39,900        2,825
  Equity Office Properties Trust REIT                        92,600        2,787

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Wm. Wrigley Jr. Co.                                        50,294   $    2,784
* Maxim Integrated Products, Inc.                            72,200        2,767
  Southwest Airlines Co.                                    171,232        2,767
  Albertson's, Inc.                                          90,801       2,766
  Avon Products, Inc.                                        52,884        2,763
  Anadarko Petroleum Corp.                                   55,609        2,742
* Immunex Corp.                                             122,700        2,741
  The Gap, Inc.                                             192,885        2,739
* Micron Technology, Inc.                                   134,100        2,711
  The Chubb Corp.                                            38,209        2,705
  Alcan Inc.                                                 71,865        2,696
  CVS Corp.                                                  87,424        2,675
  El Paso Corp.                                             129,095        2,661
* Boston Scientific Corp.                                    90,382        2,650
  Paychex, Inc.                                              83,775        2,621
* Best Buy Co., Inc.                                         71,350        2,590
  KeyCorp                                                    94,748        2,587
  The McGraw-Hill Cos., Inc.                                 43,176        2,578
  Burlington Northern
   Santa Fe Corp.                                            85,827        2,575
  Air Products & Chemicals, Inc.                             50,880        2,568
  Progress Energy, Inc.                                      49,311        2,565
  XL Capital Ltd. Class A                                    30,100        2,549
  Deere & Co.                                                53,179        2,547
  Campbell Soup Co.                                          91,712        2,537
* WellPoint Health Networks Inc.
   Class A                                                   32,300        2,513
  Occidental Petroleum Corp.                                 83,445        2,503
  Baker Hughes, Inc.                                         74,991        2,496
  Franklin Resources Corp.                                   58,500        2,494
  Limited Brands, Inc.                                      115,894        2,469
* Bed Bath & Beyond, Inc.                                    65,100        2,457
* Agilent Technologies, Inc.                                103,601        2,450
* Analog Devices, Inc.                                       81,600        2,424
  Comerica, Inc.                                             39,453        2,422
  Golden West Financial Corp.                                34,554        2,377
  FPL Group, Inc.                                            39,449        2,367
  TJX Cos., Inc.                                            120,508        2,363
* Intuit, Inc.                                               47,500        2,362
  Stryker Corp.                                              43,900        2,349
  PPG Industries, Inc.                                       37,825        2,341
  John Hancock Financial
   Services, Inc.                                            65,700        2,313
  Newmont Mining Corp.                                       87,509        2,304
  Barrick Gold Corp.                                        120,419        2,287
  Loews Corp.                                                42,300        2,241
  Danaher Corp.                                              33,700        2,236
  Linear Technology Corp.                                    71,000        2,232
  FirstEnergy Corp.                                          66,661        2,225
  Transocean Inc.                                            71,400        2,224
  Coca-Cola Enterprises, Inc.                                99,500        2,197
  Northern Trust Corp.                                       49,588        2,185

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED GROWTH AND INCOME FUND                           SHARES        (000)
--------------------------------------------------------------------------------
  Pitney Bowes, Inc.                                         53,680   $    2,132
* Starbucks Corp.                                            85,700        2,130
  The Clorox Co.                                             51,414        2,126
  Interpublic Group of Cos., Inc.                            85,054        2,106
  May Department Stores Co.                                  63,920        2,105
  Entergy Corp.                                              49,586        2,104
  Sprint Corp.                                              197,944        2,100
  Newell Rubbermaid, Inc.                                    59,873        2,099
  McKesson Corp.                                             64,169        2,098
  Praxair, Inc.                                              36,460        2,077
* Guidant Corp.                                              68,200        2,062
  Computer Associates
   International, Inc.                                      129,300        2,055
  Marriott International, Inc.
   Class A                                                   53,868        2,050
* Staples, Inc.                                             103,800        2,045
  Mattel, Inc.                                               96,820        2,034
  SouthTrust Corp.                                           77,700        2,030
  Norfolk Southern Corp.                                     86,519        2,023
  Unocal Corp.                                               54,723        2,021
  Rohm & Haas Co.                                            49,357        1,998
  Becton, Dickinson & Co.                                    57,992        1,998
  Public Service Enterprise
   Group, Inc.                                               46,035        1,993
  Consolidated Edison Inc.                                   47,400        1,979
  The Pepsi Bottling Group, Inc.                             63,200        1,947
  Allergan, Inc.                                             28,936        1,931
* Yahoo! Inc.                                               130,800        1,931
* Yum! Brands, Inc.                                          65,650        1,920
  Hershey Foods Corp.                                        30,298        1,905
  Omnicom Group Inc.                                         41,500        1,901
  Eastman Kodak Co.                                          65,128        1,900
  H & R Block, Inc.                                          40,800        1,883
  Marathon Oil Corp.                                         69,178        1,876
  Archer-Daniels-Midland Co.                                146,614        1,875
  Fortune Brands, Inc.                                       33,488        1,873
  Cintas Corp.                                               37,900        1,872
  MBIA, Inc.                                                 32,900        1,860
* KLA-Tencor Corp.                                           41,900        1,843
  Ace, Ltd.                                                  58,100        1,836
* Computer Sciences Corp.                                    38,344   $    1,833
* AutoZone Inc.                                              23,600        1,824
  AmSouth Bancorp                                            81,463        1,823
  Apache Corp.                                               31,510        1,811
  St. Paul Cos., Inc.                                        46,466        1,808
  Synovus Financial Corp.                                    65,400        1,800
  Regions Financial Corp.                                    51,000        1,793
* Veritas Software Corp.                                     90,454        1,790
  AmerisourceBergen Corp.                                    23,500        1,786
  Aon Corp.                                                  60,350        1,779
  Lincoln National Corp.                                     41,842        1,757
  Equity Residential REIT                                    61,000        1,754

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  New York Times Co. Class A                                 33,830   $    1,742
  Charter One Financial, Inc.                                50,383        1,732
* Federated Department Stores, Inc.                          43,500        1,727
  Ingersoll-Rand Company                                     37,690        1,721
  Moody's Corp.                                              34,480        1,715
  Burlington Resources, Inc.                                 45,117        1,714
  Devon Energy Corp.                                         34,704        1,710
* Xilinx, Inc.                                               74,900        1,680
  Cincinnati Financial Corp.                                 36,100        1,680
  CSX Corp.                                                  47,514        1,665
  DTE Energy Co.                                             37,102        1,656
  Delphi Corp.                                              125,173        1,652
  Amerada Hess Corp.                                         19,817        1,635
  Biomet, Inc.                                               59,815        1,622
  Johnson Controls, Inc.                                     19,876        1,622
  MGIC Investment Corp.                                      23,800        1,614
  TRW, Inc.                                                  28,340        1,610
* Univision Communications Inc.                              50,900        1,598
  Jefferson-Pilot Corp.                                      33,743        1,593
  Ambac Financial Group, Inc.                                23,600        1,591
* Lexmark International, Inc.                                29,200        1,588
  Dover Corp.                                                45,280        1,585
* Fiserv, Inc.                                               42,550        1,562
  Aetna Inc.                                                 32,459        1,557
* PG&E Corp.                                                 86,958        1,556
* Zimmer Holdings, Inc.                                      43,497        1,551
  Avery Dennison Corp.                                       24,684        1,549
  Halliburton Co.                                            96,378        1,536
  Adobe Systems, Inc.                                        53,100        1,513
* Apollo Group, Inc. Class A                                 38,300        1,509
* Chiron Corp.                                               42,500        1,500
  MeadWestvaco Corp.                                         44,579        1,496
* Siebel Systems, Inc.                                      104,600        1,487
  Textron, Inc.                                              31,604        1,482
  Marshall & Ilsley Corp.                                    47,800        1,478
  Xcel Energy, Inc.                                          87,436        1,466
* MedImmune Inc.                                             55,500        1,465
  Union Planters Corp.                                       45,250        1,465
  Starwood Hotels & Resorts
   Worldwide, Inc.                                           44,400        1,460
* St. Jude Medical, Inc.                                     19,746        1,460
  Molex, Inc.                                                43,525        1,459
  ITT Industries, Inc.                                       20,301        1,433
  Dollar General Corp.                                       74,362        1,415
* Apple Computer, Inc.                                       78,900        1,398
  UnumProvident Corp.                                        54,062        1,376
* Biogen, Inc.                                               33,200        1,375
  Bear Stearns Co., Inc.                                     22,301        1,361
  Genuine Parts Co.                                          39,037        1,361
  Family Dollar Stores, Inc.                                 38,600        1,361
  Cinergy Corp.                                              37,406        1,346
  Ameren Corp.                                               31,205        1,342

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Ecolab, Inc.                                               28,730   $    1,328
  Countrywide Credit
   Industries, Inc.                                          27,400        1,322
  J.C. Penney Co., Inc.
   (Holding Company)                                         59,406        1,308
  UST, Inc.                                                  37,699        1,282
* Lucent Technologies, Inc.                                 764,110        1,268
  Georgia Pacific Group                                      51,484        1,265
  Parker Hannifin Corp.                                      26,273        1,256
  Plum Creek Timber Co. Inc. REIT                            41,000        1,255
* Edison International                                       73,228        1,245
* King Pharmaceuticals, Inc.                                 55,066        1,225
* American Standard Cos., Inc.                               16,300        1,224
* Nortel Networks Corp.                                     837,796        1,215
  Kerr-McGee Corp.                                           22,479        1,204
  Knight Ridder                                              18,870        1,188
  KeySpan Corp.                                              31,300        1,178
* BJ Services Co.                                            34,700        1,176
* Altera Corp.                                               86,400        1,175
  RadioShack Corp.                                           39,064        1,174
* National Semiconductor Corp.                               39,851        1,162
  IMS Health, Inc.                                           64,460        1,157
* Office Depot, Inc.                                         68,800        1,156
* Noble Corp.                                                29,900        1,154
  Hilton Hotels Corp.                                        82,967        1,153
  Tiffany & Co.                                              32,700        1,151
* Sabre Holdings Corp.                                       32,031        1,147
  PACCAR, Inc.                                               25,740        1,143
* International Game Technology                              20,000        1,134
  Rockwell Collins, Inc.                                     41,353        1,134
  Eaton Corp.                                                15,559        1,132
  Nucor Corp.                                                17,397        1,132
  Reliant Energy, Inc.                                       66,787        1,129
* Harrah's Entertainment, Inc.                               25,449        1,129
* Solectron Corp.                                           183,100        1,126
* Nabors Ind., Inc.                                          32,000        1,125
* HealthSouth Corp.                                          87,942        1,125
* Xerox Corp.                                               160,630        1,120
* Health Management
  Associates Class A                                         54,400        1,096
  PPL Corp.                                                  32,980        1,091
* Novellus Systems, Inc.                                     32,000        1,088
  First Tennessee National Corp.                             28,200        1,080
  Constellation Energy Group, Inc.                           36,798        1,080
* Jones Apparel Group, Inc.                                  28,700        1,076
  Zions Bancorp                                              20,600        1,073
  Huntington Bancshares Inc.                                 55,210        1,072
  Brown-Forman Corp. Class B                                 15,335        1,059
  W.W. Grainger, Inc.                                        21,046        1,054
  Kinder Morgan, Inc.                                        27,700        1,053
* Broadcom Corp.                                             59,300        1,040
  EOG Resources, Inc.                                        26,100        1,036

================================================================================
                                                                         MARKET
                                                                          VALUE
                                                             SHARES       (000)
--------------------------------------------------------------------------------
  Torchmark Corp.                                            27,098   $    1,035
* Qwest Communications
   International Inc.                                       369,376        1,034
  Sherwin-Williams Co.                                       34,494        1,032
  Leggett & Platt, Inc.                                      44,100        1,032
  NiSource, Inc.                                             46,759        1,021
* PeopleSoft, Inc.                                           68,500        1,019
  Sempra Energy                                              45,784        1,013
  Vulcan Materials Co.                                       22,700          989
* Sprint PCS                                                221,272          989
  VF Corp.                                                   24,942          978
  Whirlpool Corp.                                            14,953          977
  Wendy's International, Inc.                                24,451          974
  Darden Restaurants Inc.                                    39,211          969
* Teradyne, Inc.                                             40,500          952
* Jabil Circuit, Inc.                                        44,500          939
* Network Appliance, Inc.                                    75,100          932
  Applied Biosystems Group-
   Applera Corp.                                             47,700          930
  CenturyTel, Inc.                                           31,500          929
* Inco Ltd.                                                  40,797          925
* Robert Half International, Inc.                            39,500          920
* Genzyme Corp.-General Division                             47,600          916
  T. Rowe Price Group Inc.                                   27,800          914
  Dow Jones & Co., Inc.                                      18,840          913
  Stilwell Financial, Inc.                                   49,600          903
* BMC Software, Inc.                                         54,285          901
  SAFECO Corp.                                               28,820          890
  Simon Property Group, Inc. REIT                            24,100          888
  Equifax, Inc.                                              32,600          880
  Circuit City Stores, Inc.                                  46,756          877
  Black & Decker Corp.                                       17,986          867
  TECO Energy, Inc.                                          34,500          854
* Pactiv Corp.                                               35,777          848
  Cooper Industries, Inc. Class A                            21,195          833
  Placer Dome, Inc.                                          73,952          829
  Phelps Dodge Corp.                                         20,056          826
  Rockwell Automation, Inc.                                  41,553          825
* Toys R Us, Inc.                                            47,191          824
  Sigma-Aldrich Corp.                                        16,400          822
  Engelhard Corp.                                            28,990          821
  Eastman Chemical Co.                                       17,382          815
* JDS Uniphase Corp.                                        300,300          808
  Centex Corp.                                               13,816          798
* QLogic Corp.                                               20,800          792
  The Stanley Works                                          19,306          792
  Pulte Homes, Inc.                                          13,621          783
* Waters Corp.                                               29,200          780
* Sealed Air Corp.                                           18,936          763
* NCR Corp.                                                  21,880          763
* Convergys Corp.                                            38,700          754
* Corning, Inc.                                             211,439          751

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED GROWTH AND INCOME FUND                           SHARES        (000)
--------------------------------------------------------------------------------
  Liz Claiborne, Inc.                                        23,538   $      748
  Pinnacle West Capital Corp.                                18,900          747
  Maytag Corp.                                               17,464          745
* Advanced Micro Devices, Inc.                               76,416          743
* Sanmina-SCI Corp.                                         117,020          738
  SuperValu Inc.                                             29,792          731
  Allegheny Energy, Inc.                                     28,100          724
* LSI Logic Corp.                                            82,074          718
  Fluor Corp.                                                17,980          700
  R.R. Donnelley & Sons Co.                                  25,241          695
  Temple-Inland Inc.                                         12,000          694
  Williams Cos., Inc.                                       115,361          691
  International Flavors &
   Fragrances, Inc.                                          21,182          688
  Nordstrom, Inc.                                            30,348          687
  The Goodyear Tire & Rubber Co.                             36,716          687
* Mirant Corp.                                               90,078          658
  C.R. Bard, Inc.                                            11,577          655
* Unisys Corp.                                               72,481          652
* Thermo Electron Corp.                                      38,800          640
  Ashland, Inc.                                              15,506          628
  Goodrich Corp.                                             22,954          627
* AES Corp.                                                 115,631          627
  Alberto-Culver Co. Class B                                 12,886          616
  Dana Corp.                                                 33,593          614
* Watson Pharmaceuticals, Inc.                               24,200          612
  Sunoco, Inc.                                               17,045          607
* Humana Inc.                                                38,300          599
  KB HOME                                                    11,411          588
* AMR Corp.                                                  34,818          587
  Scientific-Atlanta, Inc.                                   35,356          582
* Calpine Corp.                                              82,400          579
* Freeport-McMoRan
   Copper & Gold, Inc. Class B                               32,300          577
* NEXTEL Communications, Inc.                               179,400          576
* Tellabs, Inc.                                              91,100          576
  Pall Corp.                                                 27,695          575
  Bemis Co., Inc.                                            11,975          569
  Dynegy, Inc.                                               78,500          565
* NVIDIA Corp.                                               32,600          560
  Brunswick Corp.                                            19,926          558
  Delta Air Lines, Inc.                                      27,744          555
* American Power
   Conversion Corp.                                          43,600          551
  Deluxe Corp.                                               14,082          548
* TMP Worldwide, Inc.                                        24,700          531
* Citizens Communications Co.                                63,300          529
  Hasbro, Inc.                                               38,925          528
  Ball Corp.                                                 12,402          514
* Manor Care, Inc.                                           22,313          513
  Big Lots Inc.                                              26,052          513
  Adolph Coors Co. Class B                                    8,228          513

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Compuware Corp.                                            83,700   $      508
  Dillard's Inc.                                             18,786          494
  Winn-Dixie Stores, Inc.                                    31,508          491
  NICOR Inc.                                                 10,080          461
  Boise Cascade Corp.                                        13,230          457
  Rowan Cos., Inc.                                           21,286          457
  United States Steel Corp.                                  22,500          448
  Symbol Technologies, Inc.                                  51,550          438
* Mercury Interactive Corp.                                  18,900          434
  Navistar International Corp.                               13,556          434
* Allied Waste Industries, Inc.                              44,400          431
  Meredith Corp.                                             11,196          429
  Visteon Corp.                                              29,659          421
* ADC Telecommunications, Inc.                              177,600          407
  Bausch & Lomb, Inc.                                        12,002          406
* Avaya Inc.                                                 80,459          398
* CIENA Corp.                                                93,013          390
* Reebok International Ltd.                                  13,191          389
  Snap-On Inc.                                               12,967          389
* Comverse Technology, Inc.                                  41,900          388
* Tektronix, Inc.                                            20,552          385
  Ryder System, Inc.                                         13,764          373
  Providian Financial Corp.                                  61,428          361
* Rational Software Corp.                                    43,400          356
  Worthington Industries, Inc.                               19,602          355
* PMC Sierra Inc.                                            37,100          344
  Millipore Corp.                                            10,694          342
  Crane Co.                                                  13,354          339
* Quintiles Transnational Corp.                              27,000          337
  Cooper Tire & Rubber Co.                                   16,285          335
  Autodesk, Inc.                                             25,120          333
  CMS Energy Corp.                                           29,800          327
* Gateway, Inc.                                              73,200          325
* Applied Micro Circuits Corp.                               67,900          321
* Andrew Corp.                                               21,860          313
  Cummins Inc.                                                9,341          309
  PerkinElmer, Inc.                                          27,780          307
  Great Lakes Chemical Corp.                                 11,243          298
* Hercules, Inc.                                             24,817          296
  Allegheny Technologies Inc.                                18,473          293
  Peoples Energy Corp.                                        7,919          290
  Tupperware Corp.                                           13,017          271
* Citrix Systems, Inc.                                       42,400          256
* Thomas & Betts Corp.                                       13,428          250
  Louisiana-Pacific Corp.                                    23,500          249
  American Greetings Corp.
   Class A                                                   14,547          242
* Novell, Inc.                                               75,302          242
* Comcast Corp. Class A                                       8,800          213
* Parametric Technology Corp.                                58,500          209
* Palm, Inc.                                                117,795          207
* Viacom Inc. Class A                                         3,800          169

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Conseco Inc.                                               76,930   $     154
* Vitesse Semiconductor Corp.                                45,500         144
* McDermott International, Inc.                              14,241         115
* Power-One, Inc.                                            16,000         100
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,984,116)                                                    2,026,983
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.97%, 7/1/2002--Note F
 (Cost $145)                                                   $145         145
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
 (Cost $1,984,261)                                                    2,027,128
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      4,153
Liabilities--Note F                                                      (5,316)
--------------------------------------------------------------------------------
                                                                         (1,163)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $2,025,965
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

                                                                          AMOUNT
                                                                           (000)
================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,211,177
Overdistributed Net Investment Income                                      (490)
Accumulated Net Realized Losses                                        (227,589)
Unrealized Appreciation--Note E                                          42,867
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,025,965
================================================================================
Investor Shares--Net Assets
Applicable to 60,587,186 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,304,165
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $21.53
================================================================================
Admiral Shares--Net Assets
Applicable to 12,056,692 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $533,339
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $44.24
================================================================================
Institutional Shares--Net Assets
Applicable to 8,754,981 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $188,461
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $21.53
================================================================================

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED CAPITAL APPRECIATION FUND                        SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
================================================================================
  General Electric Co.                                    2,471,434   $   71,795
  ExxonMobil Corp.                                        1,519,534       62,179
* Microsoft Corp.                                         1,120,800       61,308
  Pfizer, Inc.                                            1,562,700       54,695
  Citigroup, Inc.                                         1,295,562       50,203
  American International
   Group, Inc.                                              585,431       39,944
  Johnson & Johnson                                         763,298       39,890
  Wal-Mart Stores, Inc.                                     695,200       38,243
  Intel Corp.                                             1,719,100       31,408
  International Business
   Machines Corp.                                           435,400       31,349
  The Coca-Cola Co.                                         527,300       29,529
  Merck & Co., Inc.                                         535,000       27,092
* Cisco Systems, Inc.                                     1,902,900       26,545
  Bank of America Corp.                                     329,075       23,154
  PepsiCo, Inc.                                             465,200       22,423
  Home Depot, Inc.                                          583,700       21,439
  Procter & Gamble Co.                                      237,800       21,236
  Verizon Communications                                    515,542       20,699
  SBC Communications Inc.                                   674,220       20,564
  Wells Fargo & Co.                                         349,790       17,510
* Viacom Inc. Class B                                       393,030       17,439
  Philip Morris Cos., Inc.                                  395,400       17,271
* AOL Time Warner Inc.                                    1,105,247       16,258
* Dell Computer Corp.                                       621,600       16,249
  ChevronTexaco Corp.                                       178,919       15,834
  Pharmacia Corp.                                           363,900       13,628
  Medtronic, Inc.                                           314,000       13,455
  Fannie Mae                                                180,100       13,282
  J.P. Morgan Chase & Co.                                   382,300       12,968
  Morgan Stanley                                            296,600       12,778
  American Express Co.                                      343,000       12,458
* Amgen, Inc.                                               287,100       12,024
  The Walt Disney Co.                                       596,509       11,274
  Wyeth                                                     218,800       11,203
  Texas Instruments, Inc.                                   465,400       11,030
  The Boeing Co.                                            241,170       10,853
  McDonald's Corp.                                          379,700       10,802
* Oracle Corp.                                            1,136,148       10,759
  AT&T Corp.                                                997,088       10,669
  Lowe's Cos., Inc.                                         214,400        9,734
  Walgreen Co.                                              241,300        9,321
  Abbott Laboratories                                       247,500        9,318
  Bristol-Myers Squibb Co.                                  358,700        9,219
  Hewlett-Packard Co.                                       602,958        9,213
  Wachovia Corp.                                            240,500        9,182
  Merrill Lynch & Co., Inc.                                 223,600        9,056
* Applied Materials, Inc.                                   476,000        9,054
  BellSouth Corp.                                           273,400        8,612
  Freddie Mac                                               139,800        8,556

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  First Data Corp.                                          222,524   $    8,278
  UnitedHealth Group Inc.                                    88,400        8,093
  Alcoa Inc.                                                242,128        8,027
  Lockheed Martin Corp.                                     113,000        7,854
* Liberty Media Corp.                                       781,332        7,813
  HCA Inc.                                                  163,221        7,753
  Eli Lilly & Co.                                           137,400        7,749
  Schering-Plough Corp.                                     309,800        7,621
* Tenet Healthcare Corp.                                    105,937        7,580
  Bank One Corp.                                            194,759        7,494
  U.S. Bancorp                                              315,700        7,372
* Kohl's Corp.                                               98,200        6,882
  Cardinal Health, Inc.                                     111,412        6,842
* Comcast Corp.-Special Class A                             282,232        6,728
* QUALCOMM Inc.                                             236,100        6,490
  Conoco Inc.                                               226,500        6,297
  E.I. du Pont de Nemours & Co.                             140,600        6,243
  AFLAC Inc.                                                193,300        6,186
* Costco Wholesale Corp.                                    157,700        6,090
  Motorola, Inc.                                            417,646        6,022
  Harley-Davidson, Inc.                                     114,300        5,860
  FedEx Corp.                                               109,600        5,853
* Concord EFS, Inc.                                         190,700        5,748
  Lehman Brothers Holdings, Inc.                             91,700        5,733
  United Parcel Service, Inc.                                91,600        5,656
  Waste Management, Inc.                                    216,597        5,642
* Cendant Corp.                                             353,325        5,611
* The Kroger Co.                                            279,800        5,568
  Kimberly-Clark Corp.                                       87,496        5,425
  MBNA Corp.                                                161,000        5,324
  State Street Corp.                                        118,500        5,297
  The Goldman Sachs Group, Inc.                              71,400        5,237
  Capital One Financial Corp.                                84,700        5,171
  SLM Corp.                                                  52,900        5,126
* Forest Laboratories, Inc.                                  71,800        5,083
  Northrop Grumman Corp.                                     40,234        5,029
* Sun Microsystems, Inc.                                    994,700        4,983
  FleetBoston Financial Corp.                               153,400        4,962
  Sysco Corp.                                               181,700        4,946
* Intuit, Inc.                                               98,800        4,912
  Anadarko Petroleum Corp.                                   98,808        4,871
* EMC Corp.                                                 640,900        4,839
  Southwest Airlines Co.                                    298,187        4,819
* Clear Channel
   Communications, Inc.                                     150,184        4,809
* Safeway, Inc.                                             163,384        4,769
* WellPoint Health Networks Inc.
   Class A                                                   61,272        4,768
* Bed Bath & Beyond, Inc.                                   125,800        4,748
  Progressive Corp. of Ohio                                  81,200        4,697
  3M Co.                                                     37,100        4,563
  Fifth Third Bancorp                                        68,300        4,552

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* AT&T Wireless Services Inc.                               762,910   $    4,463
* Starbucks Corp.                                           178,652        4,440
* Maxim Integrated Products, Inc.                           113,400        4,347
  Automatic Data Processing, Inc.                            98,100        4,272
  Charles Schwab Corp.                                      374,314        4,192
  General Dynamics Corp.                                     39,100        4,158
  Paychex, Inc.                                             131,380        4,111
* Boston Scientific Corp.                                   139,300        4,084
  Golden West Financial Corp.                                59,300        4,079
  Gillette Co.                                              119,816        4,058
  Honeywell International Inc.                              114,500        4,034
  John Hancock Financial
   Services, Inc.                                           114,400        4,027
* Yum! Brands, Inc.                                         134,880        3,945
* Electronic Arts Inc.                                       59,600        3,937
  Apache Corp.                                               68,320        3,927
* Agilent Technologies, Inc.                                165,925        3,924
  Franklin Resources Corp.                                   91,800        3,914
  Mattel, Inc.                                              185,532        3,898
* Analog Devices, Inc.                                      131,166        3,896
* Best Buy Co., Inc.                                        106,800        3,877
  Illinois Tool Works, Inc.                                  56,600        3,866
  Moody's Corp.                                              77,400        3,851
* Micron Technology, Inc.                                   189,700        3,836
* eBay Inc.                                                  62,200        3,833
  Emerson Electric Co.                                       71,200        3,810
* Guidant Corp.                                             125,800        3,803
  Newmont Mining Corp.                                      143,956        3,790
  Biomet, Inc.                                              137,975        3,742
  Linear Technology Corp.                                   118,800        3,734
  Washington Mutual, Inc.                                   100,411        3,726
  Stryker Corp.                                              69,600        3,724
* Staples, Inc.                                             188,830        3,720
* Federated Department Stores, Inc.                          93,700        3,720
  Metropolitan Life Insurance Co.                           127,900        3,684
* Computer Sciences Corp.                                    75,900        3,628
  M & T Bank Corp.                                           42,300        3,628
* AutoZone Inc.                                              46,500        3,594
  Devon Energy Corp.                                         72,443        3,570
  Danaher Corp.                                              53,800        3,570
  Norfolk Southern Corp.                                    152,500        3,565
* Zimmer Holdings, Inc.                                      99,770        3,558
  Ambac Financial Group, Inc.                                52,050        3,508
* SunGard Data Systems, Inc.                                132,400        3,506
* Fiserv, Inc.                                               95,350        3,500
  Aetna Inc.                                                 72,597        3,482
* Quest Diagnostics, Inc.                                    40,100        3,451
  MGIC Investment Corp.                                      50,400        3,417
* KLA-Tencor Corp.                                           77,300        3,400
  The Pepsi Bottling Group, Inc.                            110,200        3,394
  Northern Trust Corp.                                       76,600        3,375
  Countrywide Credit Industries, Inc.                        69,700        3,363

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Coca-Cola Enterprises, Inc.                               151,800   $    3,352
* PG&E Corp.                                                187,100        3,347
  Cintas Corp.                                               66,800        3,300
* St. Jude Medical, Inc.                                     44,608        3,298
  Plum Creek Timber Co. Inc. REIT                           107,500        3,290
  Duke Energy Corp.                                         105,600        3,284
* Apollo Group, Inc. Class A                                 83,150        3,277
* Health Management Associates
   Class A                                                  161,968        3,264
  Starwood Hotels & Resorts
   Worldwide, Inc.                                           98,724        3,247
* General Motors Corp. Class H                              312,083        3,246
* Lexmark International, Inc.                                59,600        3,242
  ITT Industries, Inc.                                       45,900        3,241
  Wm. Wrigley Jr. Co.                                        58,200        3,221
  Anheuser-Busch Cos., Inc.                                  64,400        3,220
  Mylan Laboratories, Inc.                                  101,950        3,196
* Edison International                                      184,900        3,143
  AmerisourceBergen Corp.                                    41,200        3,131
* Office Depot, Inc.                                        186,300        3,130
  Amerada Hess Corp.                                         37,800        3,118
* Pactiv Corp.                                              131,000        3,105
* Apple Computer, Inc.                                      175,000        3,101
* American Standard Cos., Inc.                               41,100        3,087
* BJ Services Co.                                            91,100        3,086
* Harrah's Entertainment, Inc.                               69,300        3,073
  Expeditors International of
   Washington, Inc.                                          92,200        3,057
* International Game Technology                              53,700        3,045
  Big Lots Inc.                                             154,606        3,043
  Darden Restaurants Inc.                                   122,850        3,034
* Immunex Corp.                                             135,626        3,030
  Praxair, Inc.                                              53,100        3,025
* HealthSouth Corp.                                         235,500        3,012
* Oxford Health Plans, Inc.                                  64,600        3,001
  CVS Corp.                                                  97,428        2,981
* Dollar Tree Stores, Inc.                                   75,250        2,966
  Tyson Foods, Inc.                                         190,345        2,952
* Synopsys, Inc.                                             53,827        2,950
  Electronic Data Systems Corp.                              78,800        2,927
  The Hartford Financial
   Services Group Inc.                                       49,200        2,926
* SPX Corp.                                                  24,900        2,926
* Veritas Software Corp.                                    147,823        2,925
* Jones Apparel Group, Inc.                                  77,600        2,910
  Loews Corp.                                                54,900        2,909
  Ocean Energy, Inc.                                        134,140        2,907
  Adobe Systems, Inc.                                       101,800        2,901
* Pioneer Natural Resources Co.                             110,800        2,886
* Biogen, Inc.                                               69,600        2,884
  Molex, Inc.                                                85,656        2,872
  Sigma-Aldrich Corp.                                        57,200        2,869

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED CAPITAL APPRECIATION FUND                        SHARES        (000)
--------------------------------------------------------------------------------
  EOG Resources, Inc.                                        71,900   $    2,854
  CenturyTel, Inc.                                           96,600        2,850
* BISYS Group, Inc.                                          85,100        2,834
  Estee Lauder Cos. Class A                                  80,200        2,823
* DST Systems, Inc.                                          61,400        2,807
* Xilinx, Inc.                                              124,900        2,802
* Universal Health Services Class B                          57,100        2,798
  Lennar Corp.                                               45,700        2,797
  Ford Motor Co.                                            174,713        2,795
  Fluor Corp.                                                71,700        2,793
  Radian Group, Inc.                                         57,320        2,790
  Pulte Homes, Inc.                                          48,500        2,788
* Sabre Holdings Corp.                                       77,836        2,787
* National Semiconductor Corp.                               95,500        2,786
* Energizer Holdings, Inc.                                  101,528        2,784
  Becton, Dickinson & Co.                                    80,600        2,777
  Rouse Co. REIT                                             84,100        2,769
  Centex Corp.                                               47,500        2,745
* Coach, Inc.                                                50,000        2,745
* Toys R Us, Inc.                                           156,600        2,736
* Brinker International, Inc.                                86,100        2,734
* Affiliated Computer Services, Inc.
   Class A                                                   57,400        2,725
* Smith International, Inc.                                  39,800        2,714
* Republic Services, Inc. Class A                           142,300        2,714
  Kerr-McGee Corp.                                           50,649        2,712
  SCANA Corp.                                                87,500        2,706
* Univision Communications Inc.                              86,100        2,704
  C.H. Robinson Worldwide, Inc.                              80,400        2,696
* Trigon Healthcare, Inc.                                    26,700        2,685
* Cox Communications, Inc. Class A                           97,400        2,683
* Microchip Technology, Inc.                                 97,800        2,683
* Constellation Brands, Inc. Class A                         83,800        2,682
  Manpower Inc.                                              72,700        2,672
* Mohawk Industries, Inc.                                    42,900        2,640
  Legg Mason Inc.                                            53,400        2,628
  Golden State Bancorp Inc.                                  72,200        2,617
  The Bank of New York Co., Inc.                             77,500        2,616
  Federated Investors, Inc.                                  75,350        2,605
  The PMI Group Inc.                                         67,800        2,590
* Robert Half International, Inc.                           110,600        2,577
  XTO Energy, Inc.                                          124,900        2,573
* BJ's Wholesale Club, Inc.                                  66,800        2,572
* AutoNation, Inc.                                          176,700        2,562
* Whole Foods Market, Inc.                                   52,900        2,551
  NSTAR                                                      56,500        2,530
* Laboratory Corp. of
   America Holdings                                          55,000        2,511
  ENSCO International, Inc.                                  91,800        2,502
* Express Scripts Inc.                                       49,800        2,495
  Zions Bancorp                                              47,600        2,480
* Xerox Corp.                                               354,900        2,474

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Outback Steakhouse                                         70,350   $    2,469
* Lear Corp.                                                 53,200        2,460
* Waters Corp.                                               92,100        2,459
* Altera Corp.                                              180,176        2,450
  Dollar General Corp.                                      128,687        2,449
  Beckman Coulter, Inc.                                      49,000        2,445
* Smurfit-Stone Container Corp.                             158,002        2,436
  Transatlantic Holdings, Inc.                               30,450        2,436
* L-3 Communications
   Holdings, Inc.                                            44,800        2,419
* Thermo Electron Corp.                                     146,034        2,410
* Park Place Entertainment                                  234,600        2,405
* Williams-Sonoma, Inc.                                      78,400        2,404
* BMC Software, Inc.                                        144,800        2,404
  General Motors Corp.                                       44,682        2,388
* NCR Corp.                                                  68,337        2,382
  Rockwell Collins, Inc.                                     86,800        2,380
  MBIA, Inc.                                                 42,000        2,374
  Allmerica Financial Corp.                                  51,344        2,372
* Gentex Corp.                                               86,200        2,368
* Chiron Corp.                                               66,940        2,363
* Sealed Air Corp.                                           58,636        2,361
* Cooper Cameron Corp.                                       48,700        2,358
* Teradyne, Inc.                                            100,200        2,355
* Fox Entertainment Group, Inc.
   Class A                                                  108,200        2,353
  Lyondell Chemical Co.                                     154,600        2,334
* USA Interactive                                            99,460        2,332
  Noble Energy, Inc.                                         64,600        2,329
  Black & Decker Corp.                                       48,100        2,318
* Yahoo! Inc.                                               156,100        2,304
  Kinder Morgan, Inc.                                        60,600        2,304
* MedImmune Inc.                                             87,200        2,302
  Liz Claiborne, Inc.                                        71,900        2,286
* KEMET Corp.                                               127,800        2,283
* Newfield Exploration Co.                                   61,300        2,279
* Apogent Technologies Inc.                                 110,300        2,269
  PepsiAmericas, Inc.                                       151,000        2,256
* CDW Computer Centers, Inc.                                 47,900        2,242
  Telephone & Data Systems, Inc.                             36,900        2,234
  Phelps Dodge Corp.                                         53,900        2,221
* The Principal Financial Group, Inc.                        71,500        2,217
* Pride International, Inc.                                 141,300        2,213
  The MONY Group Inc.                                        65,000        2,210
  Fastenal Co.                                               57,200        2,203
* Novellus Systems, Inc.                                     64,500        2,193
* King Pharmaceuticals, Inc.                                 98,500        2,192
  NIKE, Inc. Class B                                         40,800        2,189
* Solectron Corp.                                           355,300        2,185
  Stilwell Financial, Inc.                                  119,900        2,182
* Freeport-McMoRan
   Copper & Gold, Inc. Class B                              122,200        2,181

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* MGM Mirage, Inc.                                           64,432   $    2,175
* Siebel Systems, Inc.                                      152,900        2,174
  Neuberger Berman Inc.                                      59,400        2,174
  Rowan Cos., Inc.                                          101,100        2,169
  Sovereign Bancorp, Inc.                                   145,000        2,168
* Grant Prideco, Inc.                                       158,500        2,156
  Caterpillar, Inc.                                          44,000        2,154
  Delphi Corp.                                              162,994        2,152
  El Paso Corp.                                             104,304        2,150
* Tech Data Corp.                                            56,700        2,146
* Catellus Development Corp.                                105,000        2,144
  Herman Miller, Inc.                                       105,100        2,134
* Patterson-UTI Energy, Inc.                                 74,500        2,103
  RadioShack Corp.                                           69,300        2,083
  Roslyn Bancorp, Inc.                                       95,400        2,083
* Cadence Design Systems, Inc.                              129,000        2,079
* Prudential Financial, Inc.                                 62,200        2,075
  The St. Joe Co.                                            68,100        2,044
  Torchmark Corp.                                            53,300        2,036
* National-Oilwell, Inc.                                     96,400        2,029
* AES Corp.                                                 373,200        2,023
  ALLTEL Corp.                                               42,953        2,019
* Jacobs Engineering Group Inc.                              58,000        2,017
* Varco International, Inc.                                 115,000        2,017
  DENTSPLY International Inc.                                54,600        2,015
  Baker Hughes, Inc.                                         60,480        2,013
* Genentech, Inc.                                            60,050        2,012
  The Gap, Inc.                                             141,187        2,005
  Northeast Utilities                                       107,400        2,004
* Advanced Micro Devices, Inc.                              205,400        1,996
  Target Corp.                                               52,400        1,996
  D. R. Horton, Inc.                                         76,350        1,987
  Navistar International Corp.                               62,000        1,984
  Union Pacific Corp.                                        31,253        1,978
* Hercules, Inc.                                            165,800        1,976
  Marriott International, Inc.
   Class A                                                   51,700        1,967
* Citizens Communications Co.                               235,002        1,965
* American Power
   Conversion Corp.                                         155,200        1,960
* Sicor, Inc.                                               105,600        1,958
* KPMG Consulting Inc.                                      131,300        1,951
* Shaw Group, Inc.                                           63,400        1,946
  Investors Financial
   Services Corp.                                            58,000        1,945
* Jabil Circuit, Inc.                                        91,900        1,940
* Lucent Technologies, Inc.                               1,165,854        1,935
* EchoStar Communications
   Corp. Class A                                            104,100        1,932
* AmeriCredit Corp.                                          68,700        1,927
* Caremark Rx, Inc.                                         116,700        1,926
  Burlington Resources, Inc.                                 50,500        1,919

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Packaging Corp. of America                                 96,400   $    1,917
  Wesco Financial Corp.                                       6,350        1,915
* Vishay Intertechnology, Inc.                               86,900        1,912
  Bear Stearns Co., Inc.                                     31,300        1,911
  CSX Corp.                                                  53,900        1,889
* AMR Corp.                                                 111,700        1,883
* Reebok International Ltd.                                  63,400        1,870
* Certegy, Inc.                                              50,400        1,869
  FirstEnergy Corp.                                          55,900        1,866
* Allied Waste Industries, Inc.                             192,100        1,865
* Travelers Property
   Casualty Corp.                                           105,000        1,859
* Saks Inc.                                                 144,000        1,849
* Watson Pharmaceuticals, Inc.                               73,100        1,847
* Lincare Holdings, Inc.                                     56,700        1,831
  Host Marriott Corp. REIT                                  161,943        1,830
* CNA Financial Corp.                                        69,000        1,828
* Iron Mountain, Inc.                                        58,900        1,817
* Unisys Corp.                                              201,800        1,816
* Markel Corp.                                                9,200        1,812
  Dana Corp.                                                 99,000        1,811
* Broadcom Corp.                                            102,900        1,805
* Convergys Corp.                                            92,100        1,794
  Total System Services, Inc.                                94,950        1,786
  Valero Energy Corp.                                        47,500        1,777
* Abercrombie & Fitch Co.                                    73,500        1,773
* Lamar Advertising Co. Class A                              47,260        1,759
* Weatherford International Ltd.                             40,700        1,758
* Atmel Corp.                                               280,800        1,758
* BEA Systems, Inc.                                         184,800        1,757
* Investment Technology
   Group, Inc.                                               53,700        1,756
* LSI Logic Corp.                                           199,900        1,749
* Smithfield Foods, Inc.                                     94,200        1,747
* The Dunn & Bradstreet Corp.                                52,600        1,738
  Clayton Homes Inc.                                        109,600        1,732
  Precision Castparts Corp.                                  52,300        1,726
* Network Appliance, Inc.                                   139,063        1,726
* Calpine Corp.                                             245,400        1,725
* Westwood One, Inc.                                         51,500        1,721
* PeopleSoft, Inc.                                          115,600        1,720
  Peabody Energy Corp.                                       60,500        1,713
  Reinsurance Group of
   America, Inc.                                             55,200        1,701
  Skywest, Inc.                                              72,300        1,691
* Corning, Inc.                                             474,000        1,683
* JDS Uniphase Corp.                                        621,500        1,672
* FMC Technologies Inc.                                      81,025        1,667
  Leucadia National Corp.                                    52,400        1,659
* Timberland Co.                                             46,300        1,658
* Foot Locker, Inc.                                         114,000        1,647
* Barr Laboratories, Inc.                                    25,500        1,620

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED CAPITAL APPRECIATION FUND                        SHARES        (000)
--------------------------------------------------------------------------------
* Qwest Communications
   International Inc.                                       575,979   $    1,613
  Tootsie Roll Industries, Inc.                              41,818        1,613
  Circuit City Stores, Inc.                                  85,000        1,594
  OM Group, Inc.                                             25,700        1,593
* AK Steel Corp.                                            124,300        1,592
* IVAX Corp.                                                146,475        1,582
  LAM Research Corp.                                         87,800        1,579
  W.W. Grainger, Inc.                                        31,400        1,573
* BlackRock, Inc.                                            35,200        1,559
* Medicis Pharmaceutical Corp.                               36,300        1,552
* Dean Foods Co.                                             41,600        1,552
* Arrow Electronics, Inc.                                    74,600        1,548
* Sanmina-SCI Corp.                                         245,092        1,547
* Polo Ralph Lauren Corp.                                    68,700        1,539
* Alleghany Corp.                                             8,050        1,538
* United Rentals, Inc.                                       69,800        1,522
  Millipore Corp.                                            47,200        1,509
* Genzyme Corp.-General Division                             78,200        1,505
* Mandalay Resort Group                                      54,400        1,500
  Delta Air Lines, Inc.                                      74,700        1,494
* Columbia Sportswear Co.                                    46,300        1,482
  HCC Insurance Holdings, Inc.                               56,000        1,476
* Mettler-Toledo International Inc.                          40,000        1,475
  Phillips Petroleum Co.                                     25,040        1,474
  Sprint Corp.                                              138,000        1,464
* Barnes & Noble, Inc.                                       54,900        1,451
* Andrx Group                                                53,500        1,443
* American Eagle Outfitters, Inc.                            68,000        1,438
* LaBranche & Co. Inc.                                       62,400        1,429
* Instinet Group Inc.                                       215,500        1,405
* PanAmSat Corp.                                             62,000        1,401
  Martin Marietta Materials, Inc.                            35,900        1,400
* Michaels Stores, Inc.                                      35,200        1,373
* Celgene Corp.                                              89,700        1,372
  Pogo Producing Co.                                         42,000        1,370
  IMS Health, Inc.                                           76,000        1,364
* Sprint PCS                                                305,000        1,363
  Nationwide Financial
   Services, Inc.                                            34,300        1,355
* Devry, Inc.                                                59,300        1,354
* NEXTEL Communications, Inc.                               420,490        1,350
* Northwest Airlines Corp.
   Class A                                                  111,200        1,341
* Henry Schein, Inc.                                         29,400        1,308
* Health Net Inc.                                            47,900        1,282
* Career Education Corp.                                     28,400        1,278
* Alliant Techsystems, Inc.                                  20,000        1,276
* Flowserve Corp.                                            41,300        1,231
* JetBlue Airways Corp.                                      27,000        1,230
* Swift Transportation Co., Inc.                             52,200        1,216
  Limited Brands, Inc.                                       56,874        1,211

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* NVR, Inc.                                                   3,700   $    1,195
  StanCorp Financial Group, Inc.                             21,400        1,188
  Southern Co.                                               43,100        1,181
* Forest Oil Corp.                                           41,500        1,175
  E.W. Scripps Co. Class A                                   15,235        1,173
  AmerUs Group Co.                                           31,100        1,152
* Furniture Brands
   International Inc.                                        38,000        1,149
* IndyMac Bancorp, Inc. REIT                                 50,500        1,145
  Newell Rubbermaid, Inc.                                    32,660        1,145
* GTech Holdings Corp.                                       44,700        1,142
* Continental Airlines, Inc. Class B                         72,300        1,141
  National City Corp.                                        34,300        1,140
* Owens-Illinois, Inc.                                       82,800        1,138
* AGCO Corp.                                                 58,300        1,137
* Toll Brothers, Inc.                                        38,600        1,131
  Dominion Resources, Inc.                                   16,839        1,111
* Metro-Goldwyn-Mayer Inc.                                   93,300        1,092
* U.S. Cellular Corp.                                        42,700        1,087
  Autodesk, Inc.                                             79,800        1,057
* Brocade Communications
   Systems, Inc.                                             60,400        1,056
* Borders Group, Inc.                                        57,000        1,049
* Nabors Industries, Inc.                                    29,700        1,044
* Weight Watchers
   International, Inc.                                       23,900        1,038
  Eaton Vance Corp.                                          32,500        1,012
* Gemstar-TV Guide
   International, Inc.                                      187,700        1,012
* BOK Financial Corp.                                        30,100        1,007
* Reliant Resources, Inc.                                   113,900          997
  Hilton Hotels Corp.                                        69,750          970
  Diamond Offshore Drilling, Inc.                            33,700          960
  BB&T Corp.                                                 24,200          934
  Xcel Energy, Inc.                                          55,555          932
* Mirant Corp.                                              126,500          923
* Compuware Corp.                                           151,200          918
  ServiceMaster Co.                                          66,000          906
  McKesson Corp.                                             27,524          900
  21st Century Insurance Group                               47,300          899
* NVIDIA Corp.                                               52,300          899
* Cablevision Systems-
   NY Group Class A                                          94,400          893
* UTStarcom, Inc.                                            43,500          877
  Belo Corp. Class A                                         38,400          868
  Baxter International, Inc.                                 19,100          849
  Hasbro, Inc.                                               62,100          842
* ICOS Corp.                                                 48,500          823
* IDEC Pharmaceuticals Corp.                                 23,100          819
  Dynegy, Inc.                                              109,318          787
  NiSource, Inc.                                             35,920          784
  Alberto-Culver Co. Class B                                 16,200          774

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Nucor Corp.                                                11,900   $      774
* Rite Aid Corp.                                            318,400          748
  Exelon Corp.                                               13,600          711
* Avaya Inc.                                                142,996          708
* Performance Food Group Co.                                 20,300          687
  United Technologies Corp.                                  10,000          679
* Agere Systems Inc.                                        482,567          676
  Computer Associates
   International, Inc.                                       42,289          672
  Reynolds & Reynolds Class A                                23,500          657
* Charter Communications, Inc.                              158,900          648
* Citrix Systems, Inc.                                      107,300          648
* RF Micro Devices, Inc.                                     81,700          623
* Polycom, Inc.                                              51,700          620
  Williams Cos., Inc.                                       102,983          617
* Cypress Semiconductor Corp.                                40,600          616
* Viacom Inc. Class A                                        13,688          608
* ADC Telecommunications, Inc.                              259,000          593
* Amkor Technology, Inc.                                     91,900          572
* PETsMART, Inc.                                             35,100          563
* 3Com Corp.                                                117,375          516
* Tellabs, Inc.                                              77,400          489
  ProLogis                                                   18,389          478
  SunTrust Banks, Inc.                                        7,000          474
* Agere Systems Inc. Class B                                308,441          463
  Burlington Northern
   Santa Fe Corp.                                            14,493          435
  Sealed Air Corp.                                           10,117          413
  TXU Corp.                                                   7,965          409
  Mellon Financial Corp.                                     12,500          393
  Albertson's, Inc.                                          12,800          390
* Gateway, Inc.                                              82,600          367
* VeriSign, Inc.                                             50,700          365
* Ceridian Corp.                                             19,100          363
* Hispanic Broadcasting Corp.                                12,700          331
  Nordstrom, Inc.                                            13,500          306
* Cablevision Systems Corp.-
   Rainbow Media Group                                       30,350          266
  The Clorox Co.                                              6,420          265
* The Cheesecake Factory                                      7,300          259
  Aquila, Inc.                                               28,618          229
* Anthem, Inc.                                                3,200          216
  Georgia Pacific Group                                       8,642          212
  Cinergy Corp.                                               5,700          205
  Avnet, Inc.                                                 9,200          202
  PNC Financial Services Group                                3,800          199
  Helmerich & Payne, Inc.                                     5,500          196
  St. Paul Cos., Inc.                                         4,800          187
  Winn-Dixie Stores, Inc.                                    11,400          178
  Visteon Corp.                                              10,444          148
* Valassis Communications, Inc.                               4,000          146
* Juniper Networks, Inc.                                     25,000          141

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* WorldCom Inc.-
   WorldCom Group                                         1,312,998          118
  Brunswick Corp.                                             4,000          112
* Hearst-Argyle Television Inc.                               4,000           90
* CIENA Corp.                                                19,749           83
  Trizec Properties, Inc.                                     4,000           67
  Archer-Daniels-Midland Co.                                  4,773           61
  Allegheny Technologies Inc.                                 1,271           20
  PerkinElmer, Inc.                                           1,600           18
* Adelphia Communications
   Corp. Class A                                             93,050           14
  First Tennessee National Corp.                                300           11
* Conexant Systems, Inc.                                      6,800           11
* McLeod USA Inc.                                            19,560            8
  Kellogg Co.                                                   100            4
  R.J. Reynolds Tobacco
   Holdings, Inc.                                                53            3
  WorldCom, Inc.-MCI Group                                    3,080            1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,967,651)                                                     2,266,443
--------------------------------------------------------------------------------
                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)
--------------------------------------------------------------------------------
Repurchase Agreements
 Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.97%, 7/1/2002                                              $ 753         753
 1.97%, 7/1/2002--Note F                                     11,658      11,658
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $12,411)                                                          12,411
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
 (Cost $1,980,062)                                                    2,278,854
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     31,067
Liabilities--Note F                                                     (40,480)
                                                                   -------------
                                                                         (9,413)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $2,269,441
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
TAX-MANAGED CAPITAL APPRECIATION FUND                                      (000)
================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,339,137
Undistributed Net Investment Income                                       7,191
Accumulated Net Realized Losses                                        (375,679)
Unrealized Appreciation--Note E                                         298,792
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,269,441
================================================================================
Investor Shares--Net Assets
Applicable to 61,915,763 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,361,320
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $21.99
================================================================================
Admiral Shares--Net Assets
Applicable to 18,072,675 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $800,163
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $44.27
================================================================================
Institutional Shares--Net Assets
Applicable to 4,907,235 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $107,958
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $22.00
================================================================================

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED SMALL-CAP FUND                                   SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
================================================================================
  XTO Energy, Inc.                                          233,100   $    4,802
* Cephalon, Inc.                                            102,700        4,642
* NVR, Inc.                                                  14,000        4,522
* Alliant Techsystems, Inc.                                  70,200        4,479
* Toll Brothers, Inc.                                       132,400        3,879
  Pier 1 Imports Inc.                                       175,700        3,690
  Cullen/Frost Bankers, Inc.                                 96,600        3,467
  Pogo Producing Co.                                        101,100        3,298
  OM Group, Inc.                                             52,600        3,261
* Coventry Health Care Inc.                                 110,600        3,143
* Cerner Corp.                                               65,700        3,142
* Newfield Exploration Co.                                   83,000        3,085
  First American Corp.                                      133,500        3,071
  Washington Federal Inc.                                   119,276        3,013
  Harman International
   Industries, Inc.                                          61,100        3,009
  La-Z-Boy Inc.                                             115,020        2,901
* Renal Care Group, Inc.                                     92,700        2,888
* Zebra Technologies Corp.
   Class A                                                   59,500        2,869
* Mid Atlantic Medical
   Services, Inc.                                            90,500        2,837
  Polaris Industries, Inc.                                   43,300        2,815
* Performance Food Group Co.                                 82,600        2,797
* Chico's FAS, Inc.                                          76,350        2,773
* Corinthian Colleges, Inc.                                  80,900        2,742
* O'Reilly Automotive, Inc.                                  99,100        2,731
* Accredo Health, Inc.                                       58,650        2,706
* Linens 'n Things, Inc.                                     82,200        2,697
* Pharmaceutical Product
   Development, Inc.                                        102,300        2,695
  Raymond James Financial, Inc.                              91,800        2,644
  MDC Holdings, Inc.                                         50,562        2,629
  Philadelphia Suburban Corp.                               128,843        2,603
  Ethan Allen Interiors, Inc.                                73,200        2,581
  First Midwest Bancorp, Inc.                                92,100        2,559
  Werner Enterprises, Inc.                                  119,866        2,554
  The Timken Co.                                            113,300        2,530
  Ryland Group, Inc.                                         50,700        2,522
  Commercial Federal Corp.                                   87,700        2,521
  Skywest, Inc.                                             107,400        2,512
  Downey Financial Corp.                                     53,100        2,512
* Scotts Co.                                                 55,300        2,511
  Hudson United Bancorp                                      87,189        2,490
* Medicis Pharmaceutical Corp.                               58,000        2,480
  Hilb, Rogal and Hamilton Co.                               53,400        2,416
* Zale Corp.                                                 65,800        2,408
  Applebee's International, Inc.                            104,775        2,405
* Shaw Group, Inc.                                           77,800        2,388
  United Bankshares, Inc.                                    81,215        2,386
* Jack in the Box Inc.                                       74,400        2,366

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Sonic Corp.                                                75,200   $    2,362
  Ruby Tuesday, Inc.                                        121,400        2,355
  Staten Island Bancorp, Inc.                               119,700        2,298
  Whitney Holdings Corp.                                     74,600        2,293
* Heartland Express, Inc.                                    95,234        2,279
  Piedmont Natural Gas, Inc.                                 61,500        2,274
* Southwest Bancorporation
   of Texas, Inc.                                            62,333        2,258
  Graco, Inc.                                                88,125        2,257
* Techne Corp.                                               78,400        2,212
* THQ Inc.                                                   74,000        2,207
* Cymer, Inc.                                                62,600        2,194
* Insight Enterprises, Inc.                                  86,600        2,181
* CEC Entertainment Inc.                                     52,650        2,174
* Orthodontic Centers of
   America, Inc.                                             94,500        2,168
  Roper Industries Inc.                                      58,000        2,163
  Regis Corp.                                                80,000        2,162
  Fair, Isaac & Co. Inc.                                     65,550        2,155
  Shurgard Storage Centers, Inc.
   Class A REIT                                              62,000        2,140
* Respironics, Inc.                                          62,775        2,137
  Jefferies Group, Inc.                                      50,700        2,134
  Invacare Corp.                                             57,900        2,128
* Varian Semiconductor
   Equipment Associates, Inc.                                62,200        2,110
  Standard Pacific Corp.                                     60,100        2,108
* AnnTaylor Stores Corp.                                     82,950        2,106
* Tom Brown, Inc.                                            73,807        2,092
* Axcelis Technologies, Inc.                                184,743        2,088
  AptarGroup Inc.                                            67,700        2,082
  Corn Products International, Inc.                          66,800        2,079
  Global Payments Inc.                                       69,240        2,068
  IDEX Corp.                                                 61,600        2,064
* Men's Wearhouse, Inc.                                      80,200        2,045
* Priority Healthcare Corp. Class B                          86,000        2,021
* Province Healthcare Co.                                    89,950        2,011
* Stone Energy Corp.                                         49,800        2,004
* Mueller Industries Inc.                                    63,000        2,000
* CACI International, Inc.                                   52,300        1,997
* Christopher & Banks Corp.                                  47,200        1,997
  PolyOne Corp.                                             176,800        1,989
  Community First Bankshares, Inc.                           76,100        1,985
  Hughes Supply, Inc.                                        44,600        1,976
  Diagnostic Products Corp.                                  53,300        1,972
* Too Inc.                                                   63,700        1,962
  Cambrex Corp.                                              48,800        1,957
* United Stationers, Inc.                                    64,300        1,955
* NBTY, Inc.                                                125,200        1,938
  Lennox International Inc.                                 107,438        1,933
  Florida Rock Industries, Inc.                              53,500        1,927
  Thor Industries, Inc.                                      26,900        1,917

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED SMALL-CAP FUND                                   SHARES        (000)
--------------------------------------------------------------------------------
  Essex Property Trust, Inc. REIT                            35,000   $    1,915
* ITT Educational Services, Inc.                             87,600        1,910
  First Bancorp/Puerto Rico                                  50,600        1,894
  USFreightways Corp.                                        50,000        1,894
  FactSet Research Systems Inc.                              63,200        1,881
  Oshkosh Truck Corp.                                        31,800        1,880
* Kansas City Southern                                      112,000        1,876
* Panera Bread Co.                                           53,800        1,870
  Atmos Energy Corp.                                         78,300        1,835
  RGS Energy Group Inc.                                      46,800        1,835
  Reliance Steel & Aluminum Co.                              59,950        1,816
  Fleming Cos., Inc.                                         98,900        1,815
* Philadelphia Consolidated
   Holding Corp.                                             40,000        1,814
  NDCHealth Corp.                                            64,900        1,811
* Atlantic Coast Airlines
   Holdings Inc.                                             83,300        1,808
* SEACOR SMIT Inc.                                           38,100        1,804
  Burlington Coat Factory
   Warehouse Corp.                                           84,400        1,794
* UICI                                                       88,900        1,792
  Massey Energy Co.                                         141,111        1,792
* Yellow Corp.                                               55,300        1,792
  The Standard Register Co.                                  52,300        1,788
  TrustCo Bank Corp. NY                                     135,146        1,780
  Fred's, Inc.                                               48,300        1,776
* Ralcorp Holdings, Inc.                                     56,800        1,775
* Southern Union Co.                                        104,127        1,770
  Energen Corp.                                              65,300        1,766
  Chittenden Corp.                                           60,775        1,761
* Fossil, Inc.                                               85,500        1,758
  Tredegar Corp.                                             72,500        1,751
  The South Financial Group, Inc.                            77,938        1,747
  Technitrol, Inc.                                           74,200        1,729
* American Italian Pasta Co.                                 33,900        1,729
* Arbitron Inc.                                              55,400        1,729
* Manhattan Associates, Inc.                                 53,200        1,711
  Susquehanna Bancshares, Inc.                               74,370        1,689
* Tower Automotive, Inc.                                    119,600        1,668
* Cognex Corp.                                               83,100        1,666
  UGI Corp. Holding Co.                                      52,100        1,664
  Delphi Financial Group, Inc.                               38,466        1,664
* Landstar System, Inc.                                      15,400        1,646
  Alpharma, Inc. Class A                                     96,900        1,645
  The Pep Boys
   (Manny, Moe & Jack)                                       97,600        1,645
* IDEXX Laboratories Corp.                                   63,500        1,638
  Mentor Corp.                                               44,600        1,637
* EMCOR Group, Inc.                                          28,200        1,636
  The Manitowac Co., Inc.                                    46,000        1,631
  A.O. Smith Corp.                                           52,900        1,630

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Anixter International Inc.                                 70,100   $    1,629
* Group 1 Automotive, Inc.                                   43,000        1,627
* Waste Connections, Inc.                                    52,000        1,625
* Brooks-PRI Automation, Inc.                                63,276        1,617
  ABM Industries                                             93,000        1,615
  MAF Bancorp, Inc.                                          42,900        1,613
  Baldor Electric Co.                                        64,000        1,604
  Georgia Gulf Corp.                                         60,300        1,594
  Briggs & Stratton Corp.                                    41,100        1,588
* Adaptec, Inc.                                             200,700        1,584
* Coherent, Inc.                                             53,400        1,577
  John H. Harland Co.                                        55,000        1,575
  Winnebago Industries, Inc.                                 35,600        1,566
* Hot Topic, Inc.                                            58,150        1,553
* Argosy Gaming Co.                                          54,600        1,551
  Colonial Properties Trust REIT                             39,700        1,546
* Duane Reade Inc.                                           45,400        1,546
* Barra, Inc.                                                41,500        1,543
  Kellwood Co.                                               47,400        1,541
  CH Energy Group, Inc.                                      31,100        1,539
  Curtiss-Wright Corp.                                       19,200        1,533
* Black Box Corp.                                            37,600        1,531
  New Jersey Resources Corp.                                 51,250        1,530
  Southwest Gas Corp.                                        61,800        1,530
  East West Bancorp, Inc.                                    44,300        1,529
  Central Parking Corp.                                      66,300        1,521
  Brady Corp. Class A                                        43,900        1,513
* American Management
   Systems, Inc.                                             78,982        1,509
* ResMed Inc.                                                51,300        1,508
* Cal Dive International, Inc.                               67,900        1,494
* Evergreen Resources, Inc.                                  35,100        1,492
* US Oncology, Inc.                                         178,900        1,490
* ESS Technology, Inc.                                       84,800        1,487
  Clarcor Inc.                                               46,900        1,484
* Syncor International Corp.                                 46,900        1,477
* Armor Holdings, Inc.                                       57,900        1,476
* PRG-Schultz International, Inc.                           119,700        1,474
* ADVO, Inc.                                                 38,100        1,473
  UIL Holdings Corp.                                         27,000        1,470
* Tetra Tech, Inc.                                           99,968        1,470
* Haemonetics Corp.                                          50,200        1,466
  Delta & Pine Land Co.                                      72,400        1,455
* Exar Corp.                                                 73,700        1,453
* Aztar Corp.                                                69,300        1,441
* Take-Two Interactive
   Software, Inc.                                            70,000        1,441
* P.F. Chang's China Bistro, Inc.                            45,700        1,436
* Steel Dynamics, Inc.                                       87,100        1,435
  Acuity Brands, Inc.                                        78,800        1,434
  Vintage Petroleum, Inc.                                   119,800        1,426

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Patina Oil & Gas Corp.                                     51,500   $    1,412
  UCBH Holdings, Inc.                                        37,100        1,410
  Northwest Natural Gas Co.                                  47,900        1,398
* AmeriPath, Inc.                                            58,000        1,392
  Kilroy Realty Corp. REIT                                   52,000        1,391
* SCP Pool Corp.                                             50,025        1,389
* MAXIMUS, Inc.                                              43,800        1,388
* Pacific Sunwear of California                              62,500        1,386
* Skyworks Solutions, Inc.                                  249,659        1,386
  Cabot Oil & Gas Corp. Class A                              60,300        1,378
  Wolverine World Wide, Inc.                                 78,300        1,366
  Cooper Cos., Inc.                                          29,000        1,366
  American Financial Holdings, Inc.                          45,600        1,364
* The Great Atlantic & Pacific
   Tea Co., Inc.                                             72,800        1,361
  Selective Insurance Group                                  48,000        1,360
* The Wet Seal, Inc. Class A                                 55,600        1,351
* Forward Air Corp.                                          41,200        1,351
* DRS Technologies, Inc.                                     31,500        1,347
  Russ Berrie and Co., Inc.                                  38,000        1,345
* FLIR Systems, Inc.                                         31,900        1,339
  G & K Services, Inc.                                       39,100        1,339
* Advanced Energy Industries, Inc.                           60,200        1,335
* Triumph Group, Inc.                                        29,900        1,334
* Sybron Dental Specialties, Inc.                            72,000        1,332
* The Children's Place Retail
   Stores, Inc.                                              50,200        1,330
  Landry's Restaurants, Inc.                                 52,100        1,329
* Simpson Manufacturing Co.                                  23,200        1,325
* El Paso Electric Co.                                       95,600        1,324
* Spherion Corp.                                            111,000        1,321
  The Toro Co.                                               23,000        1,319
  Roadway Corp.                                              36,651        1,317
* Stillwater Mining Co.                                      82,000        1,302
* ATMI, Inc.                                                 58,100        1,300
  MacDermid, Inc.                                            60,600        1,288
  Woodward Governor Co.                                      21,600        1,277
* Pediatrix Medical Group, Inc.                              51,000        1,275
* Benchmark Electronics, Inc.                                44,200        1,275
  Owens & Minor, Inc. Holding Co.                            64,500        1,275
* Paxar Corp.                                                75,700        1,268
* Electro Scientific Industries, Inc.                        51,800        1,259
* Veeco Instruments, Inc.                                    54,400        1,257
  Texas Industries, Inc.                                     39,900        1,256
  St. Mary Land & Exploration Co.                            52,500        1,256
  Avista Corp.                                               90,400        1,248
* Cost Plus, Inc.                                            40,900        1,246
* Lone Star Technologies, Inc.                               54,300        1,243
* Teledyne Technologies, Inc.                                60,200        1,241
* DIANON Systems, Inc.                                       23,100        1,234
  Analogic Corp.                                             25,000        1,229

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* CONMED Corp.                                               53,700   $    1,199
* Oceaneering International, Inc.                            45,200        1,198
* CDI Corp.                                                  36,400        1,185
* Monaco Coach Corp.                                         54,650        1,184
  UniSource Energy Corp.                                     63,700        1,183
  Commercial Metals Co.                                      25,200        1,183
* Pinnacle Systems, Inc.                                    107,600        1,182
* Arkansas Best Corp.                                        46,400        1,182
  Sterling Bancshares, Inc.                                  80,000        1,182
* Kroll Inc.                                                 56,300        1,181
* Unit Corp.                                                 68,000        1,180
* Plains Resources Inc.                                      43,900        1,174
* Sierra Health Services, Inc.                               52,300        1,169
  Russell Corp.                                              60,500        1,165
  GenCorp, Inc.                                              81,300        1,163
* Kulicke & Soffa Industries, Inc.                           93,500        1,158
* IHOP Corp.                                                 39,100        1,151
* Hyperion Solutions Corp.                                   63,000        1,149
  Seacoast Financial Services Corp.                          45,800        1,148
* Ryan's Family Steak Houses, Inc.                           86,750        1,146
* Bally Total Fitness Holding Corp.                          61,200        1,145
  Quanex Corp.                                               26,200        1,145
* Kronos, Inc.                                               37,527        1,144
  Provident Bankshares Corp.                                 48,244        1,143
* CUNO Inc.                                                  31,500        1,140
  Anchor Bancorp Wisconsin Inc.                              47,100        1,136
  Presidential Life Corp.                                    55,700        1,129
* Sunrise Assisted Living, Inc.                              42,000        1,126
  Casey's General Stores, Inc.                               93,450        1,125
* Griffon Corp.                                              62,110        1,124
  JLG Industries, Inc.                                       79,800        1,120
* HNC Software, Inc.                                         67,000        1,119
  Dime Community Bancshares                                  48,950        1,111
  LandAmerica Financial Group, Inc.                          35,200        1,109
* Kirby Corp.                                                45,300        1,108
* Prime Hospitality Corp.                                    85,500        1,107
* Dionex Corp.                                               41,300        1,106
  Regal-Beloit Corp.                                         46,300        1,102
* Photronics Labs Inc.                                       57,700        1,093
* Quiksilver, Inc.                                           43,800        1,086
* ShopKo Stores, Inc.                                        54,300        1,085
* Rare Hospitality International Inc.                        40,300        1,085
* Noven Pharmaceuticals, Inc.                                42,400        1,081
* The Dress Barn, Inc.                                       69,600        1,077
  Zenith National Insurance Corp.                            33,700        1,073
  EDO Corp.                                                  37,500        1,069
* Insituform Technologies Inc.
   Class A                                                   50,400        1,067
* SERENA Software, Inc.                                      77,500        1,062
* Triarc Cos., Inc. Class A                                  38,800        1,061
  Cato Corp. Class A                                         47,500        1,059

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED SMALL-CAP FUND                                   SHARES        (000)
--------------------------------------------------------------------------------
* Action Performance Cos., Inc.                              33,400   $    1,055
* Financial Federal Corp.                                    31,400        1,053
  Oshkosh B' Gosh, Inc. Class A                              24,100        1,048
  Carbo Ceramics Inc.                                        28,300        1,046
  Boston Private Financial
   Holdings, Inc.                                            42,200        1,044
  Elcor Corp.                                                37,000        1,026
* INAMED Corp.                                               38,000        1,015
* Genesco, Inc.                                              41,658        1,014
  Arch Chemicals, Inc.                                       41,400        1,011
* Jo-Ann Stores, Inc. Class A                                34,600        1,010
* Offshore Logistics, Inc.                                   42,200        1,008
  Wellman, Inc.                                              60,145        1,007
  Watts Industries Class A                                   50,600        1,004
* Information Holdings Inc.                                  41,100        1,003
* Atwood Oceanics, Inc.                                      26,500        1,002
* Progress Software Corp.                                    67,900        1,002
* Itron, Inc.                                                38,200        1,002
* DSP Group Inc.                                             51,100        1,002
  Helix Technology Corp.                                     48,500          999
  Libbey, Inc.                                               29,000          989
  Hooper Holmes, Inc.                                       122,000          985
  Park Electrochemical Corp.                                 37,050          982
  Aaron Rents, Inc. Class B                                  40,800          977
* FileNET Corp.                                              67,100          973
* Photon Dynamics, Inc.                                      32,375          971
* URS Corp.                                                  34,900          970
  Belden, Inc.                                               46,500          969
* Regeneron Pharmaceuticals, Inc.                            66,600          966
* Remington Oil & Gas Corp.                                  48,500          966
* Actel Corp.                                                45,900          965
  R.L.I. Corp.                                               18,700          964
* First Federal Financial Corp.                              33,000          957
* International Multifoods Corp.                             36,100          952
* Power Integrations, Inc.                                   53,100          950
  Brown Shoe Co., Inc.                                       33,700          947
* SPS Technologies, Inc.                                     24,700          943
  Valmont Industries, Inc.                                   46,200          939
* Stein Mart, Inc.                                           78,600          933
  The Marcus Corp.                                           55,700          927
  K-Swiss, Inc.                                              35,600          925
* Footstar Inc.                                              37,800          925
  Bowne & Co., Inc.                                          62,400          920
  Watsco, Inc.                                               50,300          918
* MICROS Systems, Inc.                                       33,100          917
  Lone Star Steakhouse &
   Saloon, Inc.                                              38,300          903
* School Specialty, Inc.                                     34,000          903
* On Assignment, Inc.                                        50,600          901
* O'Charley's Inc.                                           35,600          901
* Esterline Technologies Corp.                               39,600          899
  Vital Signs, Inc.                                          24,800          897

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Northwestern Corp.                                         52,700   $      893
* BE Avionics Inc.                                           67,700          892
  Methode Electronics, Inc. Class A                          69,600          889
  C & D Technologies, Inc.                                   49,300          888
* SOURCECORP, Inc.                                           33,500          888
* Hain Celestial Group, Inc.                                 47,700          882
* Input/Output, Inc.                                         96,800          871
* Viasys Healthcare Inc.                                     49,800          869
  Frontier Oil Corp.                                         49,800          868
* DuPont Photomasks, Inc.                                    26,600          864
* The Gymboree Corp.                                         53,900          863
* Systems & Computer
   Technology Corp.                                          63,300          855
  The Laclede Group, Inc.                                    36,000          845
* eFunds Corp.                                               88,400          839
* Nautica Enterprises, Inc.                                  64,400          837
  WD-40 Co.                                                  30,100          836
* Dril-Quip, Inc.                                            33,000          833
* Ciber, Inc.                                               114,600          831
* SurModics, Inc.                                            31,900          829
  Phillips-Van Heusen Corp.                                  53,100          828
* Trimble Navigation Ltd.                                    53,300          826
  Thomas Industries, Inc.                                    28,800          824
* Rogers Corp.                                               29,600          823
* Pegasus Solutions Inc.                                     47,000          823
  NUI Corp.                                                  30,100          820
* Steak n Shake Co.                                          52,600          815
* Ionics, Inc.                                               33,400          810
* AstroPower, Inc.                                           41,100          807
  Riggs National Corp.                                       54,000          805
* ICU Medical, Inc.                                          26,000          803
  Barnes Group, Inc.                                         35,000          802
  Lance, Inc.                                                54,900          800
  Inter-Tel, Inc.                                            46,700          799
  Haverty Furniture Cos., Inc.                               40,400          798
* Aeroflex, Inc.                                            114,000          792
* Imagistics International Inc.                              36,900          792
  Universal Forest Products, Inc.                            33,800          792
  Arctic Cat, Inc.                                           45,000          783
  Datascope Corp.                                            28,300          782
* Enzo Biochem, Inc.                                         54,554          782
* J. Jill Group, Inc.                                        20,500          778
  Myers Industries, Inc.                                     45,650          777
  Interface, Inc.                                            96,680          777
* Biosite Inc.                                               27,600          777
* Pre-Paid Legal Services, Inc.                              38,900          774
  Apogee Enterprises, Inc.                                   53,800          773
  ChemFirst Inc.                                             26,900          771
* Midway Games Inc.                                          89,500          761
  Chesapeake Corp. of Virginia                               28,800          758
* Rudolph Technologies, Inc.                                 30,400          758
* JAKKS Pacific, Inc.                                        42,700          756

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  American States Water Co.                                  28,650   $      755
  Deltic Timber Corp.                                        21,800          752
* J & J Snack Foods Corp.                                    16,700          751
* Hutchinson Technology, Inc.                                47,700          746
* WMS Industries, Inc.                                       60,900          746
* Veritas DGC Inc.                                           58,400          736
  Sturm, Ruger & Co., Inc.                                   51,800          733
* Volt Information Sciences Inc.                             29,800          730
* Dendrite International, Inc.                               75,400          729
  Coca-Cola Bottling Co.                                     16,900          727
  Kaman Corp. Class A                                        43,200          724
* Southwestern Energy Co.                                    47,600          723
* Startek, Inc.                                              27,000          723
  Nash-Finch Co.                                             22,600          722
* Standard Microsystem Corp.                                 30,300          715
  Chemed Corp.                                               18,900          712
  Applied Industrial Technology, Inc.                        36,500          712
* TETRA Technologies, Inc.                                   26,700          709
* First Republic Bank                                        25,900          706
* Goody's Family Clothing                                    61,500          704
* Checkpoint Systems, Inc.                                   60,000          702
* Heidrick & Struggles
  International, Inc.                                        34,900          697
  Schweitzer-Mauduit
   International, Inc.                                       28,300          696
* United Natural Foods, Inc.                                 35,600          694
* General Communication, Inc.                               103,400          690
* Ultratech Stepper, Inc.                                    42,500          688
* Mercury Computer Systems, Inc.                             31,700          687
  Advanced Marketing Services                                37,500          686
* Stewart Information
   Services Corp.                                            34,000          685
* Cable Design Technologies Corp.                            63,300          680
* Ultimate Electronics, Inc.                                 26,200          679
* Radiant Systems, Inc.                                      51,800          675
  Cohu, Inc.                                                 38,990          674
* PAREXEL International Corp.                                48,300          672
  Caraustar Industries, Inc.                                 53,400          666
  Milacron Inc.                                              64,000          659
  Robbins & Myers, Inc.                                      25,200          656
* Metro One
   Telecommunications, Inc.                                  46,850          654
  Hancock Fabrics, Inc.                                      34,700          644
  SWS Group, Inc.                                            32,692          641
* Omnova Solutions Inc.                                      76,300          641
  The Stride Rite Corp.                                      79,700          638
  GBC Bancorp                                                22,000          637
* TBC Corp.                                                  40,100          637
* Intermagnetics General Corp.                               31,395          634
* Therma-Wave Inc.                                           55,500          632
* Buckeye Technology, Inc.                                   63,100          631
  Pioneer Standard Electronics Inc.                          60,200          625

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Shuffle Master, Inc.                                       33,600   $      617
  AAR Corp.                                                  60,700          612
  New England Business
   Service, Inc.                                             24,300          611
  Dimon Inc.                                                 87,100          603
* Gardner Denver Inc.                                        30,000          600
* Astec Industries, Inc.                                     37,000          595
* Kopin Corp.                                                89,700          592
* JDA Software Group, Inc.                                   20,800          588
  Fleetwood Enterprises, Inc.                                67,400          586
* PolyMedica Corp.                                           22,900          585
  Century Aluminum Co.                                       39,200          584
* CryoLife Inc.                                              36,000          578
* Mesa Air Group Inc.                                        62,500          575
* Advanced Medical Optics Inc.                               52,000          572
* Pericom Semiconductor Corp.                                49,100          569
* ArthroCare Corp.                                           43,800          563
* Prima Energy Corp.                                         24,700          563
  Standex International Corp.                                22,400          562
  Lawson Products, Inc.                                      18,200          561
* Bio-Technology General Corp.                               93,000          559
  Pope & Talbot, Inc.                                        29,800          558
* Hologic, Inc.                                              36,000          558
  Fremont General Corp.                                     133,300          557
* ANSYS, Inc.                                                27,700          557
* Applica Inc.                                               44,600          553
  Ryerson Tull, Inc.                                         47,500          552
  CTS Corp.                                                  45,900          552
* Alliance Semiconductor Corp.                               77,500          550
  Bel Fuse, Inc. Class B                                     20,150          545
* Catapult Communications Corp.                              24,900          545
  Trenwick Group Ltd.                                        72,500          544
  Cleveland-Cliffs Iron Co.                                  19,900          539
* Key Production Co., Inc.                                   27,400          534
* RehabCare Group, Inc.                                      22,100          531
* Sola International Inc.                                    46,100          530
* Concord Communications, Inc.                               32,100          529
  Skyline Corp.                                              16,100          529
* Pinnacle Entertainment, Inc.                               49,700          528
* Information Resources, Inc.                                55,700          523
  Lindsay Manufacturing Co.                                  22,500          521
* Nuevo Energy Co.                                           32,900          520
  Intermet Corp.                                             48,100          517
* Champion Enterprises, Inc.                                 91,400          514
* MemberWorks, Inc.                                          27,500          510
* SPSS, Inc.                                                 32,600          507
* 4Kids Entertainment Inc.                                   24,500          496
  Talx Corp.                                                 26,000          493
* MRO Software Inc.                                          43,100          490
* Carreker Corp.                                             42,900          486
* Swift Energy Co.                                           31,100          485
* Artesyn Technologies, Inc.                                 74,600          483

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED SMALL-CAP FUND                                   SHARES        (000)
--------------------------------------------------------------------------------
* Theragenics Corp.                                          56,700   $      478
* Phoenix Technologies Ltd.                                  47,600          476
* RTI International Metals                                   39,100          475
* Consolidated Graphics, Inc.                                25,300          475
* C-COR Electronics, Inc.                                    67,400          472
* Planar Systems, Inc.                                       24,200          466
* Lydall, Inc.                                               30,500          465
* Insurance Auto Auctions, Inc.                              23,500          458
  Bassett Furniture Industries, Inc.                         23,300          454
  Coachmen Industries, Inc.                                  31,200          449
* Frontier Airlines, Inc.                                    55,250          449
* Labor Ready, Inc.                                          76,700          449
  Cascade Natural Gas Corp.                                  21,100          441
  Wabash National Corp.                                      43,800          438
* Supertex, Inc.                                             24,700          435
  Cash America International Inc.                            46,800          431
  Quaker Chemical Corp.                                      17,400          426
* Magnatek, Inc.                                             42,981          426
* SCM Microsystems, Inc.                                     30,800          412
* Electroglas, Inc.                                          41,000          410
* Verity, Inc.                                               36,920          409
* Harmonic, Inc.                                            111,250          407
  Standard Motor Products, Inc.                              24,200          404
* Department 56 Inc.                                         24,800          404
  National Presto Industries, Inc.                           12,500          400
* Material Sciences Corp.                                    28,500          400
* Brush Engineered Materials Inc.                            32,200          399
  Oxford Industries, Inc.                                    14,200          398
* Vicor Corp.                                                56,461          395
* Netegrity, Inc.                                            63,800          393
  Central Vermont Public
   Service Corp.                                             21,800          384
* Curative Health Services Inc.                              22,600          379
* Administaff, Inc.                                          37,500          375
* Aspen Technologies, Inc.                                   43,800          365
* Building Materials Holding Corp.                           25,400          365
  Nature's Sunshine Inc.                                     32,100          363
* Midwest Express Holdings, Inc.                             26,900          355
* Midas Inc.                                                 28,100          352
* Audiovox Corp.                                             44,100          351
* Factory 2-U Stores Inc.                                    25,300          350
* SBS Technologies, Inc.                                     28,500          349
  A.M. Castle & Co.                                          27,300          341
  Butler Manufacturing Co.                                   12,400          340
* K2 Inc.                                                    34,500          337
* AXT, Inc.                                                  42,100          336
  X-Rite Inc.                                                37,900          326
* Aspect Communications Corp.                               100,400          321
* Impath, Inc.                                               17,560          315
  CPI Corp.                                                  16,100          306
* Bell Microproducts Inc.                                    37,700          304
* Salton, Inc.                                               21,500          300

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Angelica Corp.                                             17,400   $      299
  Thomas Nelson, Inc.                                        27,900          295
* Avid Technology, Inc.                                      31,400          291
* IMCO Recycling, Inc.                                       28,700          283
  Penford Corp.                                              15,200          275
* DMC Stratex Networks, Inc.                                136,800          275
* SpaceLabs Medical, Inc.                                    19,300          274
* Luby's, Inc.                                               42,900          272
* Concord Camera Corp.                                       52,800          269
* MapInfo Corp.                                              29,200          266
* Boston Communications
   Group, Inc.                                               33,000          265
* Roxio, Inc.                                                36,822          265
* Allen Telecom Inc.                                         61,300          261
* ArQule, Inc.                                               38,500          260
* PC-Tel, Inc.                                               37,800          256
* Three-Five Systems, Inc.                                   22,098          252
* Osteotech, Inc.                                            33,600          248
* NYFIX, Inc.                                                29,200          248
* Rainbow Technologies, Inc.                                 50,300          247
  Keithley Instruments Inc.                                  17,000          245
* A.T. Cross Co. Class A                                     32,700          245
* Microsemi Corp.                                            36,600          242
  Steel Technologies, Inc.                                   18,100          239
* Ashworth, Inc.                                             25,900          233
* Mobile Mini, Inc.                                          13,500          231
* QRS Corp.                                                  29,500          230
* Enesco Group, Inc.                                         26,100          228
  Commonwealth Industries Inc.                               31,500          227
* Meade Instruments Corp.                                    36,400          206
  Analysts International Corp.                               48,300          205
  Green Mountain Power Corp.                                 11,300          205
* Flow International Corp.                                   29,600          199
  Haggar Corp.                                               12,200          196
* Computer Task Group, Inc.                                  39,200          195
* Network Equipment
   Technologies, Inc.                                        43,600          187
* ZixIt Corp.                                                33,500          184
* Hall, Kinion & Associates, Inc.                            24,400          183
* Captaris Inc.                                              61,200          181
* Tollgrade Communications, Inc.                             11,600          170
* Huffy Corp.                                                20,100          169
* Royal Appliance
   Manufacturing Co.                                         26,500          169
* ePresence, Inc.                                            43,500          163
  Titan International, Inc.                                  40,100          162
* Symmetricom Inc.                                           43,800          160
* Concerto Software Inc.                                     24,600          155
* ViaSat, Inc.                                               17,600          148
* Brooktrout Technology, Inc.                                23,700          135
* RadiSys Corp.                                              11,600          135
* Penton Media, Inc. Class A                                 61,000          131
  BEI Technologies, Inc.                                     10,600          121
* Read Rite Corp.                                           233,000          112
* Franklin Covey Co.                                         37,500          109
* InterVoice-Brite, Inc.                                     71,350          102
* MGI Pharma, Inc.                                            7,400           52
  Fedders Corp.                                              17,340           46
* Advanced Tissue Sciences Inc.                              12,500           18
  SCPIE Holdings Inc.                                         2,700           16
* Wolverine Tube, Inc.                                        1,500           11
* Digi International, Inc.                                    1,600            5
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $598,633)                                                         700,914
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.5%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.97%, 7/1/2002--Note F
 (Cost $10,832)                                             $10,832      10,832
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
 (Cost $609,465)                                                        711,746
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      3,222
Liabilities--Note F                                                     (13,278)
                                                                   -------------
                                                                        (10,056)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $701,690
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.


================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                        $605,224
Undistributed Net Investment Income                                       1,586
Accumulated Net Realized Losses                                          (7,401)
Unrealized Appreciation--Note E                                         102,281
--------------------------------------------------------------------------------
NET ASSETS                                                             $701,690
================================================================================
Investor Shares--Net Assets
Applicable to 43,719,007 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $653,059
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $14.94
================================================================================
Institutional Shares--Net Assets
Applicable to 3,252,603 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $48,631
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $14.95
================================================================================

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
================================================================================
AUSTRALIA (4.2%)
  National Australia Bank Ltd.                              108,320   $    2,153
  Commonwealth Bank
   of Australia                                              88,713        1,640
  BHP Billiton Ltd.                                         262,413        1,517
  Westpac Banking Corp., Ltd.                               127,072        1,158
  Australia & New Zealand
   Bank Group Ltd.                                          103,761        1,124
  AMP Ltd.                                                   78,305          686
  News Corp. Ltd. Pfd.                                      137,868          633
  Woolworths Ltd.                                            68,951          509
  News Corp. Ltd.                                            91,916          499
  Rio Tinto Ltd.                                             21,832          411
  WMC Ltd.                                                   79,531          406
  Foster's Group Ltd.                                       150,462          399
  Telstra Corp. Ltd.                                        152,373          399
  Wesfarmers Ltd.                                            25,240          385
  Brambles Industries Ltd.                                   72,662          385
  Coles Myer Ltd.                                            80,636          300
  Woodside Petroleum Ltd.                                    33,989          259
  Suncorp-Metway Ltd.                                        37,437          259
  Amcor Ltd.                                                 53,042          245
  Macquarie Infrastucture Group                             144,307          234
  CSR Ltd.                                                   64,321          231
  Macquarie Bank Ltd.                                        13,844          227
  Lend Lease Corp.                                           35,681          211
  CSL Ltd.                                                   10,869          196
  Mirvac Group                                               83,327          196
  Insurance Australia Group Ltd.                             92,626          164
  Australian Gas Light Co., Ltd.                             29,087          161
  AMP Diversified Property Ltd.                              98,536          146
  QBE Insurance Group Ltd.                                   38,840          145
  Santos Ltd.                                                38,253          139
* James Hardie Industries NV                                 35,327          129
  Gandel Retail Trust                                       187,994          129
  Mayne Group Ltd.                                           54,805          127
  Orica Ltd.                                                 23,246          125
  Southcorp Ltd.                                             38,936          116
  Newcrest Mining Ltd.                                       24,994          106
  M.I.M. Holdings Ltd.                                      134,908           98
  John Fairfax Holding Ltd.                                  51,048           95
  Coca-Cola Amatil Ltd.                                      25,586           92
  Deutsche Office Trust                                     123,317           90
  Cochlear Ltd.                                               4,667           89
  Boral Ltd.                                                 40,493           85
  Harvey Norman Holdings Ltd.                                48,047           83
  Goodman Fielder Ltd.                                       86,220           81
  Tabcorp Holdings Ltd.                                      11,270           79
  Transurban Group                                           32,519           77
  Paperlinx Ltd.                                             27,817           76
  Aristocrat Leisure Ltd.                                    23,600           72

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Origin Energy Ltd.                                         37,600   $       71
  Leighton Holdings Ltd.                                     12,171           71
  Iluka Resources Ltd.                                       25,610           71
* Ansell Ltd.                                                19,640           69
  Austrailian Stock Exchange Ltd.                             9,100           68
  BRL Hardy Ltd.                                             11,200           57
  Publishing & Broadcasting Ltd.                             10,900           55
  Tab Ltd.                                                   25,295           44
  OneSteel Ltd.                                              57,393           42
  Futuris Corp., Ltd.                                        51,205           39
  Sonic Healthcare Ltd.                                      13,100           38
  Computershare Ltd.                                         27,628           34
  Sons of Gwalia Ltd.                                         8,800           30
  David Jones Ltd.                                            8,500            5
  ERG Ltd.                                                    9,786            2
  Energy Developments Ltd.                                      220           --
                                                                   -------------
                                                                          17,862
                                                                   -------------
AUSTRIA (0.1%)
* Telekom Austria AG                                         11,035           88
  Erste Bank der Oesterreichischen
   Sparkassen AG                                              1,210           86
  Wienerberger AG                                             4,589           80
  OMV AG                                                        671           66
  Flughafen Wien AG                                           1,816           62
  Oesterreichische
   Elektrizitaetswirtschafts AG
    Class A                                                     714           62
  BWT Best Water Technology AG                                1,000           24
  Mayr-Melnhof Karton AG                                        201           14
  Voest-Alpine AG                                               400           13
  VA Technologies AG                                            319            8
  Boehler-Uddeholm AG                                            55            3
* RHI AG                                                        210            2
                                                                   -------------
                                                                             508
                                                                   -------------
BELGIUM (1.0%)
Fortis Group                                                 67,813        1,452
Dexia                                                        45,770          708
Electrabel SA                                                 2,195          507
Interbrew                                                    10,357          297
Kredietbank NPV                                               6,549          265
UCB SA                                                        6,972          256
Delhaize Group                                                4,860          228
Solvay SA                                                     2,807          202
Agfa Gevaert NV                                               4,359           79
Umicore                                                       1,680           73
Colruyt NV                                                    1,331           62
Barco NV                                                      1,253           53
Bekaert NV                                                      910           43
Omega Pharma SA                                                 888           40
Compagnie Maritime Belge SA                                     498           28
D'Ieteren SA                                                     49            9
                                                                   -------------
                                                                           4,302
                                                                   -------------

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
DENMARK (0.8%)
  Danske Bank A/S                                            38,020   $      700
  Novo Nordisk A/S B Shares                                  18,108          599
  TDC A/S                                                     8,641          239
  Vestas Wind Systems A/S                                     6,979          189
  Danisco A/S                                                 4,529          166
* ISS A/S                                                     3,076          162
  D/S 1912 B Shares                                              21          158
  Group 4 Falck A/S                                           4,000          138
  D/S Svendborg B Shares                                         14          138
  H. Lundbeck A/S                                             4,818          127
  Carlsberg A/S B Shares                                      1,846           97
  Novozymes A/S                                               3,624           82
* GN Store Nord A/S                                          20,167           74
* William Demant A/S                                          2,600           68
  Coloplast A/S B Shares                                        800           65
* Topdanmark A/S                                              2,000           62
  DSV, De Sammensluttede
   Vognmaend A/S B Shares                                     2,000           60
* NEG Micon A/S                                               1,395           43
* Navision A/S                                                  826           33
  Bang & Olufsen A/S B Shares                                   909           24
  Kobenhavns Lufthavne A/S                                      200           15
* East Asiatic Co. A/S                                          500           11
  NKT Holding A/S                                               740            8
* FLS Industries A/S B Shares                                   499            6
  TK Development A/S                                            500            6
                                                                   -------------
                                                                           3,270
                                                                   -------------
FINLAND (1.7%)
  Nokia Oyj                                                 325,830        4,769
  UPM-Kymmene Oyj                                            17,166          676
  Stora Enso Oyj R Shares                                    47,721          669
  Sampo Oyj A Shares                                         18,050          141
  TietoEnator Oyj B Shares                                    5,375          133
* Sonera Oyj                                                 34,589          132
  Metso Oyj                                                   7,540           98
  Instrumentarium Oyj                                         3,100           78
  Kesko Oyj                                                   6,860           78
  Fortum Oyj                                                 12,252           71
  Outokumpu Oyj A Shares                                      5,200           63
  Orion-Yhtyma Oyj B Shares                                   2,550           60
  Amer Group Ltd.                                             1,607           52
  Kone Corp. B Shares                                         1,725           51
  Wartsila Oyj B Shares                                       2,970           50
  Uponor Oyj                                                  2,095           43
  Pohjola Group PLC D Shares                                  2,090           38
  KCI Konecranes International PLC                              500           17
  Rautaruuki Oyj                                              1,470            7
  Comptel Oyj                                                 3,000            6
                                                                   -------------
                                                                           7,232
                                                                   -------------

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
FRANCE (9.4%)
  TotalFinaElf SA                                            43,797   $    7,111
  Aventis SA                                                 46,342        3,284
* BNP Paribas SA                                             55,067        3,046
  Carrefour SA                                               37,154        2,011
  L'Oreal SA                                                 23,372        1,824
  Axa                                                        95,602        1,749
  Sanofi-Synthelabo SA                                       27,790        1,691
  Suez SA                                                    54,719        1,459
  Societe Generale Class A                                   20,193        1,330
  Vivendi Universal SA                                       57,810        1,249
  Groupe Danone                                               8,792        1,209
  L'Air Liquide SA (Registered)                               6,153          947
  Cie. de St. Gobain SA                                      20,648          927
  Lafarge SA                                                  8,913          889
  Schneider Electric SA                                      14,456          777
  LVMH Louis Vuitton
   Moet Hennessy                                             15,028          757
  PSA Peugeot Citroen                                        10,940          568
  Pinault-Printemps-Redoute SA                                4,702          558
  Accor SA                                                   12,929          524
  Renault SA                                                 10,952          512
  Alcatel SA                                                 72,364          503
  Lagardere S.C.A.                                            9,419          408
  Compagnie Generale des
   Etablissements Michelin SA
    B Shares                                                  8,444          342
* Arcelor                                                    24,017          341
  Bouygues SA                                                11,937          334
  Vinci SA                                                    4,672          317
  Castorama Dubois
   Investissement SA                                          4,779          307
  European Aeronautic Defence
   and Space Co.                                             19,257          296
  Pernod Ricard SA                                            2,975          291
  Cap Gemini SA                                               7,250          288
  Essilor International SA                                    6,415          261
  France Telecom SA                                          27,550          257
* Thomson Multimedia                                         10,551          250
  Sodexho Alliance SA                                         6,559          249
  Societe Television Francaise 1                              8,285          222
  Pechiney SA A Shares                                        4,530          207
* Valeo SA                                                    4,870          202
  Thales SA                                                   4,710          200
  Alstom                                                     18,680          198
  Publicis Groupe SA                                          6,521          180
  Unibail (Union du
   Credit-Bail Immobilier)                                    2,870          177
  Technip-Coflexip SA                                         1,450          153
  Etablissements Economiques du
   Casino Guichard-Perrachon SA                               1,714          145

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
  Vivendi Universal SA ADR                                    6,640   $      143
* Autoroutes du Sud de la
   France (ASF)                                               5,135          139
  Altran Technologies SA                                      4,355          127
* Business Objects SA                                         4,214          123
* L'Air Liquide SA Bonus Rights
   Exp. 7/2/2002                                              6,142          118
  Dassault Systemes SA                                        2,386          109
  Imerys                                                        707           91
* Atos Origin SA                                              1,409           90
  Societe BIC SA                                              2,177           87
  Air France                                                  4,500           75
  Zodiac SA                                                   2,398           59
  Sagem SA                                                      773           52
* Club Mediterranee SA                                        1,267           42
                                                                   -------------
                                                                          39,805
                                                                   -------------
GERMANY (7.1%)
  Siemens AG                                                 54,560        3,275
  DaimlerChrysler AG (Registered)                            59,085        2,868
  Deutsche Bank AG                                           38,556        2,681
  Allianz AG                                                 12,887        2,602
  E.On AG                                                    40,487        2,349
  BASF AG                                                    37,742        1,758
  Muenchener Rueckversicherungs-
   Gesellschaft AG (Registered)                               6,877        1,630
  Bayer AG                                                   47,470        1,521
  SAP AG                                                     13,897        1,362
  Deutsche Telekom AG                                       143,690        1,348
  RWE AG                                                     25,963        1,028
  Bayerische Hypo-und
   Vereinsbank AG                                            23,951          781
  Schering AG                                                12,167          766
  Volkswagen AG                                              15,011          723
* Infineon Technologies AG                                   24,350          384
  Deutsche Post AG                                           25,800          334
  ThyssenKrupp AG                                            21,812          330
  Metro AG                                                   10,300          317
  Linde AG                                                    6,050          302
  Henkel KGaA                                                 3,902          272
  Adidas-Salomon AG                                           3,200          263
  Porsche AG                                                    550          262
  Altana AG                                                   4,800          260
  Beiersdorf AG                                               2,097          255
  Volkswagen AG Pfd.                                          7,324          238
  Preussag AG                                                 8,711          212
* Deutsche Lufthansa AG                                      11,921          170
* Continental AG                                              7,955          141
  Deutsche Boerse AG                                          3,300          140
  MLP AG                                                      3,750          117
  Heidelberger Zement AG                                      2,335          115
* EPCOS AG                                                    3,250          106
  Fresenius Medical Care AG                                   2,350          105

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Wella AG                                                    1,693   $      101
  Gehe AG                                                     2,252           94
* Qiagen NV                                                   7,850           93
  Man AG                                                      4,339           92
  Merck KGaA                                                  2,987           81
  Karstadt Quelle AG                                          2,931           74
  Fresenius Medical Care AG                                   2,150           73
* WCM Beteiligungs-und
   Grundbesitz AG                                            11,250           72
  Aixtron AG                                                  4,300           54
  RWE AG Pfd.                                                 1,638           53
  Man AG Pfd.                                                 2,810           50
  Buderus AG                                                  2,123           49
* Kamps AG                                                    3,400           42
* SGL Carbon AG                                               1,816           33
* ProSieben Sat.1 Media AG                                    3,100           31
  Hugo Boss AG Pfd.                                           1,400           26
  Software AG                                                 1,300           18
  Douglas Holding AG                                            354            8
                                                                   -------------
                                                                          30,059
                                                                   -------------
GREECE (0.4%)
  Hellenic Telecommunication
   Organization SA                                           19,200          303
  National Bank of Greece SA                                 12,802          272
  EFG Eurobank Ergasias                                      11,800          165
  Alpha Credit Bank SA                                       10,500          150
  Coca-Cola Hellenic
   Bottling Co. SA                                            8,000          135
  Commercial Bank of Greece SA                                4,800          103
  Vodafone-Panafon SA                                        15,400           78
  Titan Cement Co. SA                                         1,400           55
  Hellenic Technodomiki SA                                    8,200           53
  Public Power Corp.                                          3,300           47
  Hellenic Petroleum SA                                       6,700           41
  Bank of Piraeus                                             5,600           40
  Viohalco, Hellenic Copper &
   Aluminum Industry SA                                       5,500           39
  Intracom SA                                                 3,000           27
* Attica Enterprises SA                                       7,300           26
  Technical Olympic SA                                        2,000            9
  Papastratos Cigarettes Co. SA                                 500            8
  M. J. Maillis SA                                            1,000            6
  Folli-Follie SA                                               300            6
  Aluminum of Greece SA                                         200            6
* Athens Water Supply and
   Sewage Co. SA                                              1,000            5
  Hellenic Duty Free Shops SA                                   500            4
                                                                   -------------
                                                                           1,578
                                                                   -------------
HONG KONG (1.6%)
Hutchison Whampoa Ltd.                                      142,512        1,064
Cheung Kong Holdings Ltd.                                   108,000          900
Sun Hung Kai Properties Ltd.                                 94,064          715

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                          51,343   $      550
CLP Holdings Ltd.                                           121,232          482
Hong Kong & China Gas Co., Ltd.                             261,177          347
Hong Kong Electric Holdings Ltd.                             91,500          342
Swire Pacific Ltd. A Shares                                  62,798          321
Wharf Holdings Ltd.                                          83,215          196
Bank of East Asia Ltd.                                       95,400          192
Henderson Land
 Development Co. Ltd.                                        43,006          179
Li & Fung Ltd.                                              117,850          159
Johnson Electric Holdings Ltd.                              117,998          140
Hong Kong Exchanges &
 Clearing Ltd.                                               79,000          130
MTR Corp.                                                    93,000          120
Cathay Pacific Airways Ltd.                                  72,170          111
Hang Lung Properties Ltd.                                    96,500          110
Television Broadcasts Ltd.                                   23,000           98
New World
 Development Co., Ltd.                                      115,000           91
Shangri-La Asia Ltd.                                         92,078           77
SCMP Group Ltd.                                             110,000           64
Giordano International                                       75,000           46
Esprit Holdings Ltd.                                         24,072           46
Cheung Kong Infrastructure
 Holdings Ltd.                                               24,000           39
Sino Land Co.                                               101,000           38
Hysan Development Co., Ltd.                                  34,000           33
ASM Pacific Technology Ltd.                                   3,000            7
                                                                   -------------
                                                                           6,597
                                                                   -------------
IRELAND (0.8%)
  Bank of Ireland                                            68,139          849
  Allied Irish Banks PLC                                     62,170          819
  CRH PLC                                                    37,418          626
  Irish Life & Permanent PLC                                 19,522          283
  Jefferson Smurfit Group PLC                                69,018          211
* Ryanair Holdings PLC                                       27,880          168
  Kerry Group PLC A Shares                                    9,405          139
* Elan Corp. PLC                                             24,109          139
  Independent News & Media PLC                               40,266           80
  DCC PLC                                                     6,580           75
  Waterford Wedgwood PLC                                     36,700           22
  Greencore Group PLC                                         6,617           19
* IONA Technologies PLC                                       1,000            5
                                                                   -------------
                                                                           3,435
                                                                   -------------
ITALY (3.6%)
  ENI SpA                                                   193,494        3,077
  Assicurazioni Generali SpA                                 70,051        1,660
  Telecom Italia SpA                                        164,247        1,286
  Telecom Italia Mobile SpA                                 263,384        1,080
  Unicredito Italiano SpA                                   214,300          969
  ENEL SpA                                                  149,008          854
  IntesaBCI SpA                                             241,781          738

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Telecom Italia SpA Risp                                   138,900   $      737
  San Paolo-IMI SpA                                          57,450          576
  Autostrade-Concessioni e
   Costruzioni Autostrade SpA                                59,400          492
  Riunione Adriatica di
   Sicurta SpA                                               23,970          322
  Mediaset SpA                                               40,000          310
  Mediobanca Banca di
   Credito Finanziaria SpA                                   31,150          288
  Alleanza Assicurazioni                                     27,118          260
* Seat Pagine Gialle SpA                                    352,982          259
  Fiat SpA                                                   17,240          216
* Banca Nazionale del
   Lavoro (BNL)                                             103,343          180
  Luxottica Group SpA                                         8,414          164
  Snam Rete Gas SpA                                          55,247          163
  Banca Monte dei Paschi di
   Siena SpA                                                 48,882          159
  Italgas SpA                                                13,000          144
* Bipop-Carire SpA                                           99,950          135
  IntesaBCI SpA
   Non-Convertible Risp                                      54,850          121
  Banca Fideuram SpA                                         18,098          113
* Banca Popolare di Milano SpA                               26,700          109
* Autogrill SpA                                               8,600          100
  Capitalia SpA                                              53,025           99
  Mediolanum SpA                                             14,890           89
  Parmalat Finanziaria SpA                                   26,924           83
* Tiscali SpA                                                13,701           83
  Pirelli SpA                                                66,740           71
  Mondadori (Arnoldo) Editore SpA                            10,600           70
  Bulgari SpA                                                10,300           65
  Fiat SpA Pfd.                                               6,550           58
  Benetton Group SpA                                          4,850           57
* Alitalia SpA                                               72,800           47
  Italcementi SpA                                             4,544           45
* Snia SpA                                                   21,912           44
  ACEA SpA                                                    7,700           41
* e.Biscom SpA                                                1,300           38
 Gruppo Editoriale L'Espresso SpA                             9,700           32
  Fiat SpA Risp.                                              3,170           26
  La Rinascente SpA                                           3,410           13
                                                                   -------------
                                                                          15,473
                                                                   -------------
JAPAN (21.9%)
  Toyota Motor Corp.                                        162,200        4,303
  Sony Corp.                                                 59,400        3,137
  NTT DoCoMo, Inc.                                            1,214        2,988
  Takeda Chemical Industries Ltd.                            55,000        2,414
  Canon, Inc.                                                58,000        2,192
  Nomura Holdings Inc.                                      123,000        1,806
  Matsushita Electric
   Industrial Co., Ltd.                                     129,000        1,760

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
  Honda Motor Co., Ltd.                                      43,200   $    1,752
  Tokyo Electric Power Co.                                   80,900        1,664
  Mitsubishi Tokyo Financial
   Group Inc.                                                   243        1,637
  Nippon Telegraph and
   Telephone Corp.                                              372        1,530
  Ito-Yokado Co., Ltd.                                       25,000        1,252
  Hitachi Ltd.                                              192,000        1,241
  Sumitomo Mitsui Banking Corp.                             252,400        1,232
  Rohm Co., Ltd.                                              7,500        1,119
  Shin-Etsu Chemical Co., Ltd.                               24,700        1,061
  Nissan Motor Co., Ltd.                                    153,000        1,060
  Murata Manufacturing Co., Ltd.                             16,200        1,041
  Seven Eleven Japan Co. Ltd.                                26,000        1,024
  Nintendo Co.                                                6,800        1,001
  Fuji Photo Film Co., Ltd.                                  31,000        1,001
  Kao Corp.                                                  39,000          898
  East Japan Railway Co.                                        191          894
  Mizuho Holdings, Inc.                                         381          846
* Millea Holdings, Inc.                                          99          813
  Kyocera Corp.                                              10,700          781
* Toshiba Corp.                                             189,000          770
  Sharp Corp.                                                60,000          762
  Fujitsu Ltd.                                              109,000          760
  Chuba Electric Power                                       42,900          753
  Ricoh Co.                                                  43,000          744
  Kansai Electric Power Co., Inc.                            46,800          740
  Secom Co., Ltd.                                            14,000          687
  NEC Corp.                                                  96,000          668
  Tokyo Electron Ltd.                                         9,800          639
  Mitsubishi Heavy Industries Ltd.                          205,000          621
  Yamanouchi
   Pharmaceuticals Co., Ltd.                                 23,000          597
  Bridgestone Corp.                                          42,000          578
  Nippon Steel Corp.                                        370,000          577
  Mitsui & Co., Ltd.                                         82,000          549
  Mitsubishi Estate Co., Ltd.                                67,000          548
  Hoya Corp.                                                  7,500          546
  Dai-Nippon Printing Co., Ltd.                              41,000          544
  Denso Corp.                                                34,500          539
* UFJ Holdings Inc.                                             214          518
  Nippon Oil Corp.                                           98,000          507
  Daiwa Securities Group Inc.                                78,000          506
* Mitsubishi Electric Corp.                                 112,000          503
  Mitsubishi Corp.                                           69,000          499
  Yamato Transport Co., Ltd.                                 26,000          474
  Mitsui Sumitomo Insurance Co.                              86,880          468
  Tokyo Gas Co., Ltd.                                       168,000          467
  Nikko Securities Co., Ltd.                                 91,000          459
  Sanyo Electric Co., Ltd.                                  105,000          458
  Orix Corp.                                                  5,600          452
  Keyence Corp.                                               2,100          445

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Eisai Co., Ltd.                                            17,000   $      437
  Aeon Co., Ltd.                                             16,000          427
  Toppan Printing Co., Ltd.                                  41,000          426
  Mitsui Fudosan Co., Ltd.                                   48,000          425
  SMC Corp.                                                   3,500          414
  Tohoku Electric Power Co.                                  29,300          411
  Fujisawa Pharmaceutical Co., Ltd.                          17,000          407
  Central Japan Railway Co.                                      66          402
  Ajinomoto Co., Inc.                                        37,000          397
  Nippon Unipac Holding                                          62          384
  Kyushu Electric Power Co., Inc.                            25,900          384
  TDK Corp.                                                   8,100          383
  Fanuc Co., Ltd.                                             7,300          367
  NTT Data Corp.                                                 91          364
  Acom Co., Ltd.                                              5,300          362
  Takefuji Corp.                                              5,170          359
  Japan Tobacco, Inc.                                            52          349
  Sumitomo Chemical Co.                                      76,000          346
  Sankyo Co., Ltd.                                           25,000          340
* Kinki Nippon Railway Co.                                  103,190          337
  Asahi Glass Co., Ltd.                                      52,000          333
  OJI Paper Co., Ltd.                                        58,000          331
  Kirin Brewery Co., Ltd.                                    47,000          329
  Osaka Gas Co., Ltd.                                       133,000          316
  Advantest Corp.                                             5,000          311
  Itochu Corp.                                               88,000          308
  Shiseido Co., Ltd.                                         23,000          307
  Sompo Japan Insurance Inc.                                 50,000          306
  Sumitomo Corp.                                             50,000          303
  Tostem Inax Holding Corp.                                  17,512          299
  Sumitomo Trust &
   Banking Co., Ltd.                                         62,000          298
  Sumitomo Electric Industries Ltd.                          42,000          291
  Nippon Express Co., Ltd.                                   54,000          286
  Daiichi Pharmaceutical Co., Ltd.                           15,000          274
  Shizuoka Bank Ltd.                                         45,000          273
  Nitto Denko Corp.                                           8,300          272
  Promise Co., Ltd.                                           5,400          272
  Sekisui House Ltd.                                         36,000          265
  West Japan Railway Co.                                         65          262
  Bank of Yokohama Ltd.                                      60,000          255
  Marui Co., Ltd.                                            20,000          253
  Asahi Kasei Corp.                                          76,000          253
* Mitsubishi Chemical Corp.                                 107,000          249
  Tokyu Corp.                                                64,000          248
  Oriental Land Co., Ltd.                                     3,400          243
  Komatsu Ltd.                                               67,000          240
  Omron Corp.                                                16,000          232
* Daiwa Bank Holdings Inc.                                  300,000          230
  Shionogi & Co., Ltd.                                       18,000          230
  Nippon Yusen Kabushiki
   Kaisha Co.                                                65,000          224

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Daikin Industries Ltd.                                     12,000   $      220
  Matsushita Communication
   Industrial Co., Ltd.                                       5,500          212
  Olympus Optical Co., Ltd.                                  15,000          210
  Asahi Breweries Ltd.                                       25,000          209
* Kawasaki Steel Corp.                                      160,000          208
  Mabuchi Motor Co.                                           2,100          207
  Toray Industries, Inc.                                     77,000          206
  Teijin Ltd.                                                60,000          204
  Chugai Pharmaceutical Co., Ltd.                            17,000          203
  Softbank Corp.                                             14,300          199
* NKK Corp.                                                 204,000          197
  Credit Saison Co., Ltd.                                     8,200          195
  Mitsui Chemicals, Inc.                                     38,000          190
  Nikon Corp.                                                17,000          188
  Hirose Electric Co., Ltd.                                   2,100          183
  Kubota Corp.                                               59,000          180
  Aiful Corp.                                                 2,700          177
  Pioneer Corp.                                               9,700          174
  Matsushita Electric Works, Ltd.                            24,000          172
  Daiwa House Industry Co., Ltd.                             28,000          171
  Kuraray Co., Ltd.                                          26,000          170
  Taisho Pharmaceutical Co.                                  11,000          169
  Terumo Corp.                                               11,800          158
* Trend Micro Inc.                                            5,500          154
  Lawson Inc.                                                 5,000          153
  Keio Electric Railway Co., Ltd.                            30,000          150
  CSK Corp.                                                   4,200          150
  Taisei Corp.                                               64,000          147
  Sumitomo Realty &
   Development Co.                                           24,000          146
  Kajima Corp.                                               51,000          145
  Toyoda Automatic Loom
   Works Ltd.                                                 8,800          143
  NGK Insulators Ltd.                                        18,000          143
* Sega Corp.                                                  5,900          142
  Sumitomo Metal Mining Co.                                  31,000          140
  Skylark Co., Ltd.                                           6,000          140
  Bank of Fukuoka, Ltd.                                      35,000          138
  Nippon Meat Packers, Inc.                                  11,000          138
  Chiba Bank Ltd.                                            40,000          136
  Citizen Watch Co., Ltd.                                    20,000          135
  THK Co., Inc.                                               7,000          135
  Yamada Denki Co., Ltd.                                      1,500          131
  Nidec Corp.                                                 1,800          131
  Stanley Electric Co.                                       12,000          128
  Uni-Charm Corp.                                             3,400          128
  ToneGeneral Sekiyu K.K.                                    18,000          128
* Mitsubishi Materials Corp.                                 63,000          125
* Japan Air Lines Co., Ltd.                                  44,000          124
* Tobu Railway Co., Ltd.                                     44,000          123
  Joyo Bank Ltd.                                             45,000          122

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  FamilyMart Co., Ltd.                                        5,000   $      121
  Kyowa Hakko Kogyo Co.                                      22,000          119
  Kaneka Corp.                                               17,000          118
  JSR Corp.                                                  14,000          118
  Keihin Electric Express
   Railway Co., Ltd.                                         26,000          118
  Mitsubishi Rayon Co., Ltd.                                 36,000          117
  Konami Corp.                                                5,500          115
  Yakult Honsha Co., Ltd.                                    10,000          114
  Alps Electric Co., Ltd.                                     9,000          114
  NTN Corp.                                                  29,000          113
  Ohbayashi Corp.                                            40,000          113
  Uny Co., Ltd.                                              10,000          113
  Shimizu Corp.                                              34,000          112
  Isetan Co.                                                 11,000          111
  Gunma Bank Ltd.                                            24,000          111
  Sekisui Chemical Co.                                       32,000          109
  Ishikawajima-Harima
   Heavy Industries Co.                                      72,000          109
* Kawasaki Heavy Industries Ltd.                             84,000          107
  Toyo Seikan Kaisha Ltd.                                     8,000          105
  Banyu Pharmaceutical Co.                                    8,000          103
  Toho Co., Ltd.                                              9,000          103
  Mitsui Osk Lines Ltd.                                      49,000          103
  Daito Trust Construction Co., Ltd.                          5,500          103
  Taiheiyo Cement Corp.                                      55,000          102
  Aeon Credit Service Co. Ltd.                                1,700          102
  Mitsui Mining &
   Smelting Co., Ltd.                                        34,000          101
  Yokogawa Electric Corp.                                    13,000          101
* Showa Denko K.K.                                           62,000          101
  Nisshin Seifun Group Inc.                                  14,000          100
  NSK Ltd.                                                   24,000          100
  JGC Corp.                                                  14,000           99
  Taiyo Yuden Co., Ltd.                                       6,000           98
  Yamaha Corp.                                               10,000           97
  Konica Corp.                                               15,000           97
  Meitec Corp.                                                2,900           96
* All Nippon Airways Co., Ltd.                               37,000           96
  Fuji Electric Co. , Ltd.                                   35,000           95
  Oracle Corp. Japan                                          2,200           94
  Toto Ltd.                                                  20,000           93
  Benesse Corp.                                               5,100           93
  Japan Energy Corp.                                         60,000           91
  Fast Retailing Co., Ltd.                                    4,200           91
  Kikkoman Corp.                                             14,000           88
  Aderans Co. Ltd.                                            2,800           88
  Nissin Food Products Co., Ltd.                              4,400           87
  Takashimaya Co.                                            15,000           87
  Obic Co., Ltd.                                                400           87
  Tosoh Corp.                                                27,000           87
  Kurita Water Industries Ltd.                                7,000           86

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
* Dai-Nippon Ink & Chemicals, Inc.                           40,000   $       86
  Ushio Inc.                                                  7,000           83
  Daimaru, Inc.                                              18,000           83
  77 Bank Ltd.                                               21,000           83
  Minebea Co., Ltd.                                          14,000           82
* Sumitomo Metal Industries Ltd.                            184,000           81
  Fuji Soft ABC Inc.                                          2,000           81
  Itochu Techno-Science Corp.                                 2,100           81
  Fujikura Ltd.                                              22,000           80
* Marubeni Corp.                                             78,000           80
  Mitsui Trust Holding Inc.                                  38,100           79
  Shimano, Inc.                                               5,800           79
  Amada Co., Ltd.                                            16,000           78
  World Co., Ltd.                                             2,600           77
  Gunze Ltd.                                                 18,000           77
  NGK Spark Plug Co.                                         10,000           76
  Ito En, Ltd.                                                2,000           76
  Ebara Corp.                                                14,000           75
  Kokuyo Co., Ltd.                                            7,000           74
  Hitachi Software
   Engineering Co., Ltd.                                      2,100           74
  Bellsystem24, Inc.                                            210           74
* Oki Electric Industry Co. Ltd.                             34,000           73
  Dowa Mining Co. Ltd.                                       15,000           73
  The Suruga Bank, Ltd.                                      15,000           71
  Nippon Sheet Glass Co., Ltd.                               21,000           71
  Namco Ltd.                                                  3,700           71
* Ube Industries Ltd.                                        45,000           70
  Susuken Co., Ltd.                                           3,000           70
* Ashikaga Bank Ltd.                                         55,000           70
  Toyobo Ltd.                                                45,000           69
  Casio Computer Co.                                         14,000           68
  Takara Holdings Inc.                                       10,000           68
  Meiji Seika Kaisha Ltd.                                    19,000           68
  Seino Transportation Co., Ltd.                             11,000           68
  Nichirei Corp.                                             21,000           67
  Tokyo Broadcasting System, Inc.                             3,000           67
  Yamaha Motor Co., Ltd.                                      9,000           66
  Hitachi Cable Ltd.                                         15,000           66
  Nippon Sanso Corp.                                         19,000           65
  Sumitomo Bakelite Co. Ltd.                                  9,000           65
  Showa Shell Sekiyu K.K.                                    11,000           64
  Denki Kagaku Kogyo K.K.                                    20,000           64
  Nissan Chemical Industries, Ltd.                           11,000           64
  Mitsumi Electric Co., Ltd.                                  4,000           63
* Hokuriku Bank Ltd.                                         40,000           62
  Komori Corp.                                                5,000           62
  Autobacs Seven Co., Ltd.                                    2,200           62
  Shimamura Co., Ltd.                                           800           61
  Sapparo Breweries Ltd.                                     23,000           61
  Hankyu Department Stores, Inc.                              8,000           61
  Nisshinbo Industries, Inc.                                 13,000           60

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
* Mitsui Engineering &
   Shipbuilding Co., Ltd.                                    48,000   $       60
  Teikoku Oil Co., Ltd.                                      15,000           60
  Mitsukoshi Ltd.                                            20,000           59
  Kawasaki Kisen Kaisha Ltd.                                 42,000           59
  Aoyama Trading Co., Ltd.                                    5,200           58
  TIS Inc.                                                    2,000           57
  Nippon Comsys Corp.                                        10,000           55
  Mori Seiki Co.                                              6,000           55
  Kamigumi Co., Ltd.                                         13,000           54
  Takuma Co., Ltd.                                            7,000           54
  Mitsubishi Gas Chemical Co.                                29,000           53
  Meiji Dairies Corp.                                        19,000           52
  Fuji Television Network, Inc.                                   9           52
  Fujitsu Support & Service Inc.                              2,200           52
  Capcom Co., Ltd.                                            2,000           52
  Makita Corp.                                                8,000           52
  Fuji Machine
    Manufacturing Co., Ltd.                                   3,300           51
  Okumura Corp.                                              16,000           50
  Q.P. Corp.                                                  6,000           50
* Kanebo Ltd.                                                29,000           49
  Onward Kashiyama Co., Ltd.                                  5,000           49
  Nippon Kayaku Co., Ltd.                                    12,000           48
  Kinden Corp.                                               10,000           48
  Katokichi Co., Ltd.                                         2,700           47
* Sumitomo Heavy Industries Ltd.                             42,000           45
  Net One Systems Co., Ltd.                                       8           45
  Daicel Chemical Industries Ltd.                            13,000           44
* Daiei, Inc.                                                25,000           43
  Paris Miki Inc.                                             2,000           42
  Anritsu Corp.                                               6,000           42
  Sumitomo Forestry Co.                                       7,000           42
  Hino Motors, Ltd.                                          15,000           42
* Hitachi Zosen Corp.                                        70,000           41
  Nishimatsu Construction Co.                                13,000           40
* Ishihara Sangyo Kaisha Ltd.                                25,000           39
  Yamazaki Baking Co., Ltd.                                   7,000           39
  Ariake Japan Co., Ltd.                                      1,000           38
  Kyowa Exeo Corp.                                            8,000           38
  Nippon System
   Development Co., Ltd.                                      1,000           38
  Toyoda Gosei Co., Ltd.                                      3,000           38
  Shimachu Co.                                                2,000           36
* Seiyu Ltd.                                                  9,000           35
  Mitsubishi Logistics Corp.                                  5,000           34
  Coca-Cola West Japan Co. Ltd.                               1,700           32
* Dai-Nippon Screen
   Manufacturing Co., Ltd.                                    6,000           31
* Mitsubishi Paper Mills Ltd.                                21,000           31
  Sumitomo Osaka Cement Co., Ltd.                            20,000           30
  Tokyo Style Co.                                             3,000           27

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
  Sanrio Co., Ltd.                                            2,900   $       26
  Saizeriya Co., Ltd.                                         1,000           26
* Snow Brand Milk Products Co.                               24,000           25
  Wacoal Corp.                                                3,000           25
  Avex Inc.                                                   1,000           23
  Nippon Shokubai Co., Ltd.                                   4,000           20
  Koyo Seiko Co., Ltd.                                        4,000           20
  Union Tool Co.                                                400           18
  Asatsu-DK Inc.                                                800           17
  Kaken Pharmaceutical Co.                                    3,000           17
  Amano Corp.                                                 2,000           14
  Noritake Co., Ltd.                                          3,000           11
  Trans Cosmos, Inc.                                            500           11
  House Foods Industry Corp.                                  1,000           10
  Toda Corp.                                                  4,000            9
  Daifuku Co., Ltd.                                           1,000            4
  Sanden Corp.                                                1,000            4
                                                                   -------------
                                                                          92,959
                                                                   -------------

NETHERLANDS (6.2%)
  Royal Dutch Petroleum Co.                                 145,841        8,124
  ING Groep NV                                              116,245        2,985
  Unilever NV                                                39,015        2,555
  Koninklijke (Royal) Philips
   Electronics NV                                            89,407        2,496
  ABN-AMRO Holding NV                                        94,123        1,710
  Aegon NV                                                   64,338        1,341
  STMicroelectronics NV                                      39,874          994
  Koninklijke Ahold NV                                       45,366          954
  Akzo Nobel NV                                              20,129          877
  Reed Elsevier NV                                           43,760          596
  Heineken NV                                                13,131          576
* Koninklijke KPN NV                                        119,232          558
  TPG NV                                                     24,076          544
* ASML Holding NV                                            31,814          504
  Verenigde Nederlandse
   Uitgeversbedrijven Verenigd
    Bezit NV                                                 15,976          444
* Wolters Kluwer NV                                          19,419          369
  Koninklijke Numico NV                                      10,086          226
  IHC Caland NV                                               1,807          108
  Hagemeyer NV                                                7,554          104
  Vedior NV                                                   6,840           95
  Koninklijke Vendex KBB NV                                   7,459           93
  Oce NV                                                      7,391           86
  Buhrmann NV                                                 5,812           54
* Getronics NV                                               24,874           47
  KLM Royal Dutch Airlines NV                                   700            8
                                                                   -------------
                                                                          26,448
                                                                   -------------
NEW ZEALAND (0.1%)
  Telecom Corp. of
   New Zealand Ltd.                                         109,872          263
  Carter Holt Harvey Ltd.                                    63,968           62

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Fletcher Building Ltd.                                     44,220   $       59
  Contact Energy Ltd.                                        27,315           53
  Auckland International
   Airport Ltd.                                              13,991           30
  The Warehouse Group Ltd.                                    8,158           29
  Fisher & Paykel Healthcare                                  4,355           17
  Sky City Entertainment
   Group Ltd.                                                 4,000           12
  Independent Newspapers Ltd.                                 5,000            9
  Tower Ltd.                                                  4,000            9
* Fletcher Challenge
   Forests Ltd. Pfd.                                         50,000            6
* Fletcher Challenge Forests Ltd.                            12,410            1
                                                                   -------------
                                                                             550
                                                                   -------------
NORWAY (0.5%)
  Norsk Hydro ASA                                             9,532          455
  Orkla ASA                                                  13,970          270
  Statoil ASA                                                29,100          260
  DNB Holding ASA                                            32,760          179
  Norske Skogindustrier ASA                                   6,600          123
* Tandberg ASA                                                9,400          111
  Tomra Systems ASA                                          13,900          109
  Gjensidige Nor Sparebank                                    2,700          100
  Telenor ASA                                                27,930           99
* Storebrand ASA                                             15,400           93
  Elkem ASA                                                   2,960           66
  Frontline Ltd.                                              4,800           46
* Kvaerner ASA                                               45,730           42
  Bergesen D.Y. ASA B Shares                                  1,920           37
  Bergesen D.Y. ASA A Shares                                  1,540           33
  Schibsted ASA                                               2,130           26
* Petro Geo-Services ASA                                      6,400           23
  Smedvig ASA B Shares                                        2,498           13
* Pan Fish ASA                                                5,000            9
* Merkantildata ASA                                          15,240            7
* Opticom ASA                                                   400            7
  Smedvig ASA A Shares                                          920            6
* EDB Business Partner ASA                                    2,000            6
* Tandberg Television ASA                                     2,000            3
* Nera ASA                                                    1,000            1
                                                                   -------------
                                                                           2,124
                                                                   -------------
PORTUGAL (0.3%)
  Portugal Telecom SGPS SA                                   63,752          450
  Banco Comercial
   Portugues SA                                             112,827          391
  Electricidade de Portugal SA                              119,080          231
  Brisa-Auto Estradas de
   Portugal SA                                               21,742          122
  Banco Espirito Santo SA                                     7,581           86
  BPI-SGPS SA                                                32,267           78
  Cimpor-Cimento de Portugal SA                               3,669           71
* Sonae SGPS SA                                              80,058           45

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
* Jeronimo Martins & Filho,
   SGPS, SA                                                   2,748   $       19
* PT Multimedia-Servicos de
   Telecomunicacoes e
    Multimedia, SGPS, SA                                      1,500           13
                                                                   -------------
                                                                           1,506
                                                                   -------------
SINGAPORE (0.8%)
  United Overseas Bank Ltd.                                  80,504          579
  DBS Group Holdings Ltd.                                    76,082          534
  Oversea-Chinese
   Banking Corp., Ltd.                                       65,650          435
  Singapore
   Telecommunications Ltd.                                  450,900          350
  Singapore Press Holdings Ltd.                              26,000          293
  Singapore Airlines Ltd.                                    37,751          276
  Singapore Technologies
   Engineering Ltd.                                         100,906          110
  Venture Corporation Ltd.                                   13,000          104
* Chartered Semiconductor
   Manufacturing Ltd.                                        46,398           95
  Keppel Corp., Ltd.                                         40,000           93
  City Developments Ltd.                                     28,000           90
  Capitaland Ltd.                                            95,000           82
  Fraser & Neave Ltd.                                        11,700           52
* Neptune Orient Lines Ltd.                                  79,000           46
  Sembcorp Industries Ltd.                                   56,000           43
  Datacraft Asia Ltd.                                        25,000           30
  Cycle & Carriage Ltd.                                      11,000           30
  Natsteel Ltd.                                              25,000           24
  First Capital Corp., Ltd.                                  37,000           20
  Singapore Exchange Ltd.                                    27,000           18
  Hotel Properties Ltd.                                      24,000           16
  SembCorp Marine Ltd.                                       25,000           15
* ST Assembly Test Services Ltd.                             12,000           15
  Creative Technology Ltd.                                    1,650           15
  Allgreen Properties Ltd.                                   25,000           14
  Sembcorp Logistics Ltd.                                    10,000           13
  Wing Tai Holdings Ltd.                                     25,000           10
  Singapore Land Ltd.                                         5,000           10
  Parkway Holdings Ltd.                                      20,000           10
  GES International Ltd.                                     40,000           10
  SMRT Corp. Ltd.                                            25,000            9
  Keppel Land Ltd.                                           10,000            9
  Overseas Union Enterprise Ltd.                              2,000            8
  Haw Par Brothers
   International Ltd.                                         3,000            8
  United Overseas Land Ltd.                                   5,000            5
                                                                   -------------
                                                                           3,471
                                                                   -------------
SPAIN (3.0%)
* Telefonica SA                                             300,208        2,520
  Banco Santander
   Central Hispano SA                                       298,564        2,371

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Banco Bilbao Vizcaya
   Argentaria SA                                            202,798   $    2,293
  Endesa SA                                                  63,084          916
  Iberdrola SA                                               53,754          783
  Repsol-YPF SA                                              63,060          744
  Altadis SA                                                 19,526          403
  Gas Natural SDG SA                                         16,345          315
* Industria de Diseno Textil, SA                             14,900          315
  Union Fenosa SA                                            16,219          298
  Grupo Dragados SA                                           9,237          165
* Terra Networks, SA                                         28,864          164
* Telefonica SA ADR                                           5,952          148
  Acerinox SA                                                 3,264          137
* Amadeus Global Travel
   Distribution SA                                           18,872          121
  Metrovacesa SA                                              5,329          110
  Vallehermoso SA                                            10,781          103
  Autopista Concesionaria
   Espanola SA                                                9,086          101
* NH Hoteles SA                                               7,885           99
  Grupo Ferrovial, SA                                         3,521           96
  Acciona SA                                                  2,144           94
  Zeltia SA                                                  10,873           86
  ACS, Actividades de
   Construccion y Servicios, SA                               2,038           66
  Fomento de Construc y
   Contra SA                                                  2,576           63
  Corporacion Mapfre SA                                       7,252           57
  Telefonica Publicdad e
   Informacion, SA                                            9,890           40
  Promotora de Informaciones SA                               4,329           36
  Sociedad General de
   Aguas de Barcelona SA                                      1,572           19
  Sol Melia SA                                                2,415           18
* TelePizza, SA                                               1,758            2
                                                                   -------------
                                                                          12,683
                                                                   -------------

SWEDEN (1.8%)
  Nordea AB                                                 155,774          848
* Telefonaktiebolaget LM
   Ericsson AB Class B                                      504,152          763
  Hennes & Mauritz AB B Shares                               32,775          656
  Svenska Handelsbanken
   AB A Shares                                               39,770          608
  Electrolux AB Series B                                     22,175          448
  Svenska Cellulosa AB B Shares                              12,527          446
  Securitas AB B Shares                                      19,590          403
  Sandvik AB                                                 15,883          397
  Skandinaviska Enskilda
   Banken AB A Shares                                        32,724          344
  Volvo AB B Shares                                          15,270          317
  Skandia Forsakrings AB                                     63,979          291
  Assa Abloy AB                                              17,200          242

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Swedish Match AB                                           24,831   $      205
  Telia AB                                                   65,888          184
  Skanska AB B Shares                                        25,760          178
  Atlas Copco AB A Shares                                     7,100          170
  Volvo AB A Shares                                           7,152          144
* Tele2 AB B Shares                                           6,169          113
  Atlas Copco AB B Shares                                     4,730          107
  SKF AB B Shares                                             4,070          105
  Svenskt Stal AB A Shares                                    7,330           95
  Gambro AB A Shares                                         13,800           91
  Eniro AB                                                   11,100           85
  Drott AB B Shares                                           7,170           83
  SKF AB A Shares                                             2,960           76
  Holmen AB                                                   2,800           74
  Trelleborg AB B Shares                                      6,220           61
  SAPA AB                                                     2,690           51
* Modern Times Group AB                                       3,300           44
  Gambro AB B Shares                                          6,200           41
  OM AB                                                       4,560           34
  WM-Data AB Class B                                         14,000           27
  Svenska Handelsbanken
   AB B Shares                                                1,190           18
  Hoganas AB B Shares                                           800           17
  Svenskt Stal AB                                               580            7
* SAS AB                                                        875            6
                                                                   -------------
                                                                           7,779
                                                                   -------------
SWITZERLAND (8.1%)
  Novartis AG (Registered)                                  188,171        8,276
  Nestle SA (Registered)                                     27,180        6,338
  UBS AG                                                     85,768        4,314
  Roche Holdings AG                                          48,714        3,683
  Credit Suisse Group (Registered)                           70,555        2,240
  Swiss Re (Registered)                                      19,929        1,949
  Zurich Financial Services AG                                5,781        1,167
  Compagnie Financiere
   Richemont AG-Uts A                                        37,007          842
* ABB Ltd.                                                   62,892          560
  Swisscom AG                                                 1,865          543
  Adecco SA (Registered)                                      8,740          519
  Syngenta AG                                                 7,628          459
  Holcim Ltd. B Shares                                        1,835          421
  Roche Holdings AG (Bearer)                                  3,340          380
  CIBA Specialty Chemicals AG
   (Registered)                                               4,446          356
  Serono SA Class B                                             491          324
  Clariant AG                                                 9,103          217
  Swatch Group AG (Bearer)                                    2,353          210
  Givaudan SA                                                   507          204
  Lonza AG - Reg                                              2,460          190
  Synthes-Stratec Inc.                                          277          169
* Logitech International SA                                   3,050          142
* Centerpulse - (Registered)                                    771          129

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  SGS Societe Generale
   de Surveillance Holding
    SA (Registered)                                             340   $      109
  Swatch Group AG (Registered)                                5,145           97
  Unaxis Holding AG                                             722           85
  Schindler Holding AG (Ptg. Ctf.)                              460           83
  Valora Holding AG                                             377           81
* Kudelski SA                                                 2,118           74
* Kuoni Reisen
   Holding AG (Registered)                                      190           54
  Georg Fischer AG (Registered)                                 199           39
  Tecan AG                                                      950           38
* UBS AG                                                        741           37
  Phonak Holding AG                                           2,350           36
  Sulzer AG (Registered)                                        147           31
  Forbo Holding AG (Registered)                                  84           31
* Publigroupe SA                                                110           26
                                                                   -------------
                                                                          34,453
                                                                   -------------
UNITED KINGDOM (26.6%)
  BP PLC                                                  1,486,505       12,485
  GlaxoSmithKline PLC                                       422,789        9,139
  HSBC Holdings PLC                                         640,772        7,370
  Vodafone Group PLC                                      4,677,328        6,417
  Royal Bank of Scotland
   Group PLC                                                186,487        5,287
  Shell Transport &
   Trading Co. PLC                                          673,524        5,082
  AstraZeneca Group PLC                                     119,705        4,956
  Barclays PLC                                              460,187        3,872
  Lloyds TSB Group PLC                                      379,751        3,780
  Diageo PLC                                                226,745        2,945
  HBOS PLC                                                  254,534        2,755
* BT Group PLC                                              597,979        2,297
  Tesco PLC                                                 479,690        1,744
  Unilever PLC                                              188,671        1,720
  Rio Tinto PLC                                              73,778        1,353
  Aviva PLC                                                 157,101        1,263
  Prudential PLC                                            136,386        1,247
  British American Tobacco PLC                              112,898        1,213
  BAE Systems PLC                                           213,888        1,092
  BG Group PLC                                              247,885        1,079
  Cadbury Schweppes PLC                                     143,089        1,072
  Compass Group PLC                                         153,089          929
  Marks & Spencer Group PLC                                 161,773          919
  Centrica PLC                                              282,519          874
  National Grid Group PLC                                   120,793          858
  Reed Elsvier PLC                                           88,271          839
  BHP Billiton PLC                                          152,918          833
  Imperial Tobacco Group PLC                                 50,025          814
* British Sky Broadcasting
   Group PLC                                                 80,551          772
  Legal & General Group PLC                                 354,095          706

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
  BAA PLC                                                    73,560   $      672
  Reckitt Benckiser PLC                                      37,137          666
  ScottishPower PLC                                         120,450          648
  Lattice Group PLC                                         243,547          635
  GUS PLC                                                    68,159          626
  Boots Co. PLC                                              62,370          618
  Six Continents PLC                                         60,029          610
  WPP Group PLC                                              71,354          603
  Scottish & Southern
   Energy PLC                                                59,956          593
  J. Sainsbury PLC                                          103,073          559
  Rentokil Initial PLC                                      135,449          551
  BOC Group PLC                                              35,431          550
  Pearson PLC                                                54,467          542
  Reuters Group PLC                                          96,188          510
  Land Securities PLC                                        37,860          498
  Smiths Group PLC                                           36,974          480
  3i Group PLC                                               44,461          464
  BP PLC ADR                                                  9,184          464
  Kingfisher PLC                                             90,480          436
  Amersham PLC                                               48,895          432
  Wolseley PLC                                               41,095          417
  New Dixons Group PLC                                      140,700          410
  United Utilities PLC                                       40,921          381
  Imperial Chemical Industries PLC                           77,890          379
  Cable and Wireless PLC                                    148,415          378
  Royal & Sun Alliance
   Insurance Group PLC                                      102,179          375
  Amvesco PLC                                                45,501          371
  Hilton Group PLC                                          105,988          369
  Hanson PLC                                                 50,306          359
  Scottish & Newcastle PLC                                   37,468          347
  Granada PLC                                               198,718          338
  Smith & Nephew PLC                                         60,406          335
  Next PLC                                                   22,600          321
  Invensys PLC                                              232,973          316
  British Land Co., PLC                                      36,974          314
  Man Group PLC                                              19,517          306
  Safeway PLC                                                71,128          305
  P & O Princess Cruises PLC                                 47,453          300
* Corus Group PLC                                           226,025          289
  Severn Trent PLC                                           24,979          275
  Rolls-Royce PLC                                           106,801          264
  Bunzl PLC                                                  33,157          262
  Exel PLC                                                   20,438          260
  Hays PLC                                                  107,982          254
  Johnson Matthey PLC                                        16,100          246
  The Sage Group PLC                                         91,738          237
  Brambles Industries PLC                                    46,152          231
  GKN PLC                                                    47,752          224
  Capita Group PLC                                           45,102          216
* Canary Wharf Group PLC                                     31,261          212

================================================================================
                                                                          MARKET
                                                                           VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  EMI Group PLC                                              53,048   $      201
  Rexam PLC                                                  30,799          200
  RMC Group PLC                                              19,734          198
* International Power PLC                                    76,091          195
  Slough Estates PLC                                         33,881          188
  Kelda Group PLC                                            28,193          184
  Electrocomponents PLC                                      32,657          183
  AWG PLC                                                    21,698          182
  Hammerson PLC                                              21,485          181
  Daily Mail and General Trust                               18,878          180
  Whitbread PLC                                              19,139          179
  Rank Group PLC                                             43,658          178
  BPB PLC                                                    33,027          176
  Signet Group PLC                                          120,292          174
  Associated British Ports
   Holdings PLC                                              24,730          170
  Provident Financial PLC                                    15,122          159
  Carlton Communications PLC                                 47,711          153
  Misys PLC                                                  41,047          151
  Amec PLC                                                   23,276          149
* Celltech Group PLC                                         18,691          148
  The Peninsular & Oriental
   Steam Navigation Co.                                      40,019          147
  Chubb PLC                                                  60,808          146
  United Business Media PLC                                  21,989          146
* ARM Holdings PLC                                           64,920          144
  Tate & Lyle PLC                                            26,699          143
  BBA Group PLC                                              32,803          138
  FirstGroup PLC                                             31,833          122
  Pilkington PLC                                             83,735          118
  George Wimpey PLC                                          28,691          117
  IMI PLC                                                    23,047          114
  Railtrack Group PLC                                        33,081          112
  FKI PLC                                                    45,877          110
  The Berkeley Group PLC                                      9,639          108
  Serco Group PLC                                            34,984          107
  Aegis Group PLC                                            77,307          106
  Balfour Beatty PLC                                         29,324          105
* British Airways PLC                                        35,317          100
  Barratt Developments PLC                                   15,379           98
  Securicor PLC                                              49,390           89
  De La Rue Group PLC                                        11,468           88
  WPP Group PLC ADR                                           2,004           88
  Schroders PLC                                               9,729           87
  Taylor Woodrow PLC                                         31,500           86
  Logica PLC                                                 26,699           81
  Close Brothers Group PLC                                    8,343           80
  Kidde PLC                                                  59,064           77
  Stagecoach Group PLC                                       78,315           75
  CMG PLC                                                    47,212           73
  Spirent PLC                                                54,889           72
  Great Portland Estates PLC                                 17,100           65

================================================================================
                                                                          MARKET
                                                                           VALUE
TAX-MANAGED INTERNATIONAL FUND                               SHARES        (000)
--------------------------------------------------------------------------------
  MyTravel Group PLC                                         27,556   $       65
  Novar PLC                                                  28,502           61
  SSL International PLC                                      11,106           61
  Aggreko PLC                                                21,868           60
* BTG PLC                                                    10,400           54
  ScottishPower PLC ADR                                       2,320           50
  Amey PLC                                                   17,694           48
* Marconi PLC                                               320,709           19
                                                                   -------------
                                                                         113,249
                                                                   -------------
================================================================================
TOTAL COMMON STOCKS
 (Cost $495,275)                                                         425,343
--------------------------------------------------------------------------------

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.1%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.97%, 7/1/2002--Note F
 (Cost $13,337)                                             $13,337      13,337
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
 (Cost $508,612)                                                        438,680
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      6,300
Security Lending Collateral
Payable to Brokers--Note F                                              (13,337)
Other Liabilities                                                        (6,318)
                                                                   -------------
                                                                        (13,355)
                                                                   -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $425,325
================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.


                                                                          AMOUNT
                                                                           (000)
================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                        $531,957
Undistributed Net Investment Income--Note D                               4,733
Accumulated Net Realized Losses--Note D                                 (41,491)
 Unrealized Appreciation (Depreciation)--Note E
Investment Securities                                                   (69,932)
Foreign Currencies                                                           58
--------------------------------------------------------------------------------
NET ASSETS                                                             $425,325
================================================================================
Investor Shares--Net Assets
Applicable to 48,173,805 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $370,822
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                               $7.70
================================================================================
Institutional Shares--Net Assets
Applicable to 7,074,845 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                               $54,503
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                          $7.70
================================================================================

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F872 082002